As filed with the Securities and Exchange Commission on May 25, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
 (Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Address of principal executive offices) (Zip code)

David M. Churchill
Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
 (Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.1%
Consumer Discretionary - 16.2%
94,207	Amazon.com, Inc.*	83,518,274
294,886	FleetCor Technologies, Inc.*	44,654,587
1,515,235	Genpact, Ltd.	37,517,218
640,946	Starbucks Corp.	37,424,837
481,667	TJX Companies, Inc.	38,090,226
986,073	TripAdvisor, Inc.*	42,558,911
		283,764,053
Consumer Staples - 8.5%
378,140	Costco Wholesale Corp.	63,410,297
599,845	Estee Lauder Companies, Inc.	50,860,858
393,344	Mead Johnson Nutrition Co.	35,039,083
		149,310,238
Health Care - 15.9%
345,480	Alexion Pharmaceuticals, Inc.*	41,885,995
780,973	Danaher Corp.	66,796,621
375,362	DexCom, Inc.*	31,804,422
338,612	Edwards Lifesciences Corp.*	31,853,231
81,468	Intuitive Surgical, Inc.*	62,442,778
279,868	Thermo Fisher Scientific, Inc.	42,987,725
		277,770,772
Industrials - 12.5%
676,580	A.O. Smith Corp.	34,613,833
174,056	Acuity Brands, Inc.	35,507,424
838,850	Fortive Corp.	50,515,547
285,139	Roper Technologies, Inc.	58,878,352
512,243	Wabtec Corp.	39,954,954
		219,470,110
Information Technology - 36.4%
517,643	Adobe Systems, Inc.*	67,360,884
684,616	Akamai Technologies, Inc.*	40,871,575
28,729	Alphabet, Inc. - Class A*	24,356,446
69,830	Alphabet, Inc. - Class C*	57,928,175
907,893	Amphenol Corp.	64,614,745
267,576	ANSYS, Inc.*	28,595,847
594,812	Cognizant Technology Solutions Corp.	35,403,210
517,223	Facebook, Inc.*	73,471,527
564,406	NXP Semiconductors NV*	58,416,021
1,192,455	PayPal Holdings, Inc.*	51,299,414
653,633	salesforce.com, Inc.*	53,918,186
925,613	Visa, Inc.	82,259,228
		638,495,258
Materials - 3.6%
506,162	Ecolab, Inc.	63,442,345
Total Common Stocks (Cost $1,084,819,623)		1,632,252,776

Real Estate Investment Trusts - 3.0%
440,736	SBA Communications Corp.*	53,051,392
Total Real Estate Investment Trusts (Cost $41,241,535)		53,051,392

Short-Term Investments - 4.0%
Money Market Funds - 4.0%
69,502,911	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.63%#	69,502,911
Total Short-Term Investments (Cost $69,502,911)		69,502,911
Total Investments - 100.1% (Cost $1,195,564,069)		1,754,807,079
Liabilities in Excess of Other Assets - (0.1)%		(2,144,523)
NET ASSETS - 100.0%		$1,752,662,556

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments		$1,195,564,069
Gross unrealized appreciation		586,839,021
Gross unrealized depreciation		(27,596,011)
Net unrealized appreciation (depreciation)		$559,243,010

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$1,632,252,776	$-	$-
Real Estate Investment Trusts	$53,051,392	$-	$-
Short-Term Investments	$69,502,911	$-	$-
Total Investments	$1,754,807,079	$-	$-

Brown Advisory Flexible Equity Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.8%
Consumer Discretionary - 18.7%
223,223	CarMax, Inc.*	13,219,266
17,201	Chipotle Mexican Grill, Inc.*	7,663,390
458,744	Hanesbrands, Inc.	9,523,525
166,303	Lowe's Companies, Inc.	13,671,770
8,587	Priceline Group, Inc.*	15,284,602
79,009	TJX Companies, Inc.	6,248,032
93,648	Walt Disney Co.	10,618,747
		76,229,332
Consumer Staples - 1.3%
48,941	PepsiCo, Inc.	5,474,540
Energy - 4.5%
552,347	Kinder Morgan, Inc.	12,008,024
102,574	Occidental Petroleum Corp.	6,499,088
		18,507,112
Financials - 23.3%
84,541	Ameriprise Financial, Inc.	10,963,277
309,919	Bank of America Corp.	7,310,989
126,453	Berkshire Hathaway, Inc.*	21,077,186
329,737	Charles Schwab Corp.	13,456,567
148,029	JPMorgan Chase & Co.	13,002,867
540,557	Regions Financial Corp.	7,854,293
68,565	T. Rowe Price Group, Inc.	4,672,705
295,833	Wells Fargo & Co.	16,466,065
		94,803,949
Health Care - 9.8%
60,792	Aetna, Inc.	7,754,020
28,871	Anthem, Inc.	4,774,686
107,591	Edwards Lifesciences Corp.*	10,121,085
119,046	Express Scripts Holding Co.*	7,846,322
58,926	Merck & Co., Inc.	3,744,158
180,508	Teva Pharmaceutical Industries, Ltd. ADR	5,792,502
		40,032,773
Industrials - 6.6%
116,006	Canadian National Railway Co.	8,576,324
33,162	General Dynamics Corp.	6,207,926
41,924	United Rentals, Inc.*	5,242,596
59,318	United Technologies Corp.	6,656,073
		26,682,919
Information Technology - 30.6%
65,568	Accenture PLC	7,860,292
6,260	Alphabet, Inc. - Class A*	5,307,228
16,332	Alphabet, Inc. - Class C*	13,548,374
94,793	Apple, Inc.	13,617,962
163,863	eBay, Inc.*	5,500,881
57,545	Facebook, Inc.*	8,174,267
135,921	MasterCard, Inc.	15,287,035
172,627	Microsoft Corp.	11,369,214
137,786	PayPal Holdings, Inc.*	5,927,554
135,240	QUALCOMM, Inc.	7,754,661
240,564	Visa, Inc.	21,378,923
196,519	Yahoo, Inc.*	9,120,447
		124,846,838
Total Common Stocks (Cost $276,136,588)		386,577,463

Real Estate Investment Trusts - 1.8%
75,810	Crown Castle International Corp.	7,160,255
Total Real Estate Investment Trusts (Cost $5,628,185)		7,160,255

Warrants - 0.1%
20,000	Wells Fargo & Co.*, Exercise price $33.79 expires 10/28/2018	443,800
Total Warrants (Cost $221,300)		443,800

Short-Term Investments - 3.3%
Money Market Funds - 3.3%
13,628,826	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.63%#	13,628,826
Total Short-Term Investments (Cost $13,628,826)		13,628,826
Total Investments - 100.0% (Cost $295,614,899)		407,810,344
Liabilities in Excess of Other Assets - (0.0)%		(106,985)
NET ASSETS - 100.0%		$407,703,359

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2017.

Cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments		$295,614,899
Gross unrealized appreciation		119,442,435
Gross unrealized depreciation		(7,246,990)
Net unrealized appreciation (depreciation)		$112,195,445

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$386,577,463	$-	$-
Real Estate Investment Trusts	$7,160,255	$-	$-
Warrants	$443,800	$-	$-
Short-Term Investments	$13,628,826	$-	$-
Total Investments	$407,810,344	$-	$-

Brown Advisory Equity Income Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 86.8%
Consumer Discretionary - 8.8%
30,199	Best Buy Co., Inc.	1,484,281
8,399	Home Depot, Inc.	1,233,225
15,193	Lowe's Companies, Inc.	1,249,016
26,615	McDonald's Corp.	3,449,570
45,045	V.F. Corp.	2,476,124
		9,892,216
Consumer Staples - 14.5%
80,327	Altria Group, Inc.	5,736,954
65,508	Coca-Cola Co.	2,780,160
40,391	Philip Morris International, Inc.	4,560,144
63,849	Unilever NV ADR	3,172,018
		16,249,276
Energy - 5.1%
55,557	Kinder Morgan, Inc.	1,207,809
34,863	Occidental Petroleum Corp.	2,208,920
72,936	Suncor Energy, Inc.	2,242,782
		5,659,511
Financials - 14.8%
22,576	Ameriprise Financial, Inc.	2,927,656
32,313	Cincinnati Financial Corp.	2,335,260
19,339	Erie Indemnity Co.	2,372,895
39,909	JPMorgan Chase & Co.	3,505,607
59,703	Wells Fargo & Co.	3,323,069
16,076	Willis Towers Watson PLC	2,104,188
		16,568,675
Health Care - 11.0%
46,971	AbbVie, Inc.	3,060,630
24,422	Johnson & Johnson	3,041,760
36,405	Merck & Co., Inc.	2,313,174
37,208	Novartis AG ADR	2,763,438
36,806	Teva Pharmaceutical Industries, Ltd. ADR	1,181,105
		12,360,107
Industrials - 11.9%
10,298	General Dynamics Corp.	1,927,786
99,831	General Electric Co.	2,974,964
62,111	Healthcare Services Group, Inc.	2,676,363
67,081	Nielsen Holdings PLC	2,771,116
26,615	United Technologies Corp.	2,986,469
		13,336,698
Information Technology - 19.2%
20,864	Accenture PLC	2,501,176
29,638	Apple, Inc.	4,257,795
33,730	Automatic Data Processing, Inc.	3,453,615
107,851	Cisco Systems, Inc.	3,645,364
74,228	Microsoft Corp.	4,888,656
48,362	QUALCOMM, Inc.	2,773,077
		21,519,683
Materials - 1.5%
14,525	Praxair, Inc.	1,722,665
Total Common Stocks (Cost $64,958,715)		97,308,831

Preferred Stocks - 2.0%
88,244	Public Storage, Inc. - Series S, 5.90%	2,222,866
Total Preferred Stocks (Cost $2,104,068)		2,222,866

Real Estate Investment Trusts - 6.4%
9,442	American Tower Corp.	1,147,581
49,057	W.P. Carey, Inc.	3,052,326
88,191	Weyerhaeuser Co.	2,996,730
Total Real Estate Investment Trusts (Cost $6,065,789)		7,196,637

Short-Term Investments - 4.9%
Money Market Funds - 4.9%
5,451,452	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.63%#	5,451,452
Total Short-Term Investments (Cost $5,451,452)		5,451,452
Total Investments - 100.1% (Cost $78,580,024)		112,179,786
Liabilities in Excess of Other Assets - (0.1)%		(145,801)
NET ASSETS - 100.0%		$112,033,985

ADR - American Depositary Receipt
# Annualized seven-day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments		$78,580,024
Gross unrealized appreciation		34,554,166
Gross unrealized depreciation		(954,404)
Net unrealized appreciation (depreciation)		$33,599,762

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$97,308,831	$-	$-
Preferred Stocks	$2,222,866	$-	$-
Real Estate Investment Trusts	$7,196,637	$-	$-
Short-Term Investments	$5,451,452	$-	$-
Total Investments	$112,179,786	$-	$-

Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.1%
Consumer Discretionary - 11.3%
22,415	Amazon.com, Inc.*	19,871,794
111,471	NIKE, Inc.	6,212,279
145,334	Starbucks Corp.	8,486,052
124,968	TJX Companies, Inc.	9,882,469
		44,452,594
Consumer Staples - 1.8%
84,356	TreeHouse Foods, Inc.*	7,141,579

Health Care - 17.1%
168,833	Danaher Corp.	14,440,286
90,502	Edwards Lifesciences Corp.*	8,513,523
37,478	IDEXX Laboratories, Inc.*	5,794,474
21,089	Mettler-Toledo International, Inc.*	10,099,733
85,079	Thermo Fisher Scientific, Inc.	13,068,134
90,864	UnitedHealth Group, Inc.	14,902,605
		66,818,755
Industrials - 22.3%
219,929	A.O. Smith Corp.	11,251,568
47,481	Acuity Brands, Inc.	9,686,124
150,395	Fortive Corp.	9,056,787
235,234	Healthcare Services Group, Inc.	10,136,233
179,197	Hexcel Corp.	9,775,196
81,223	J.B. Hunt Transport Services, Inc.	7,451,398
70,016	Middleby Corp.*	9,553,683
139,068	Verisk Analytics, Inc.*	11,283,978
115,869	Wabtec Corp.	9,037,782
		87,232,749
Information Technology - 35.3%
130,391	Adobe Systems, Inc.*	16,967,781
132,440	Akamai Technologies, Inc.*	7,906,668
19,791	Alphabet, Inc. - Class A*	16,778,810
3,100	Alphabet, Inc. - Class C*	2,571,636
82,746	Cavium, Inc.*	5,929,578
116,653	Facebook, Inc.*	16,570,559
88,092	Intuit, Inc.	10,217,791
241,862	Microsoft Corp.	15,929,031
32,161	NXP Semiconductors NV*	3,328,664
131,958	Red Hat, Inc.*	11,414,367
78,331	salesforce.com, Inc.*	6,461,524
38,081	Tyler Technologies, Inc.*	5,885,799
204,745	Visa, Inc.	18,195,688
		138,157,896
Materials - 5.3%
132,801	Ball Corp.	9,861,802
86,887	Ecolab, Inc.	10,890,417
		20,752,219
Total Common Stocks (Cost $255,047,861)		364,555,792

Real Estate Investment Trusts - 3.9%
125,450	American Tower Corp.	15,247,193
Total Real Estate Investment Trusts (Cost $11,981,318)		15,247,193

Short-Term Investments - 3.1%
Money Market Funds - 3.1%
12,035,979	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.63%#	12,035,979
Total Short-Term Investments (Cost $12,035,979)		12,035,979
Total Investments - 100.1% (Cost $279,065,158)		391,838,964
Liabilities in Excess of Other Assets - (0.1)%		(293,876)
NET ASSETS - 100.0%		$391,545,088

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments		$279,065,158
Gross unrealized appreciation		114,094,254
Gross unrealized depreciation		(1,320,448)
Net unrealized appreciation (depreciation)		$112,773,806

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$364,555,792	$-	$-
Real Estate Investment Trusts	$15,247,193	$-	$-
Short-Term Investments	$12,035,979	$-	$-
Total Investments	$391,838,964	$-	$-

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.9%
Consumer Discretionary - 20.6%
284,939	Black Diamond, Inc.*	1,552,918
200,201	Bright Horizons Family Solutions, Inc.*	14,512,570
359,229	Carrols Restaurant Group, Inc.*	5,083,090
229,289	Core-Mark Holding Co., Inc.	7,151,524
117,146	Cotiviti Holdings, Inc.*	4,876,788
141,578	DigitalGlobe, Inc.*	4,636,680
27,084	Expedia, Inc.	3,417,188
392,802	Genpact, Ltd.	9,725,778
190,934	Liberty Formula One*	6,243,542
1,128,412	Liberty TripAdvisor Holdings, Inc.*	15,910,609
112,383	Liberty Ventures*	4,998,796
299,785	Lindblad Expeditions Holdings, Inc.*	2,686,074
100,364	MakeMyTrip, Ltd.*	3,472,594
93,575	Papa John's International, Inc.	7,489,743
42,720	PriceSmart, Inc.	3,938,784
133,340	SiteOne Landscape Supply, Inc.*	6,454,989
		102,151,667
Consumer Staples - 1.9%
113,858	TreeHouse Foods, Inc.*	9,639,218

Financials - 3.6%
244,856	ConnectOne Bancorp, Inc.	5,937,758
163,242	Envestnet, Inc.*	5,272,717
97,647	Prosperity Bancshares, Inc.	6,806,972
		18,017,447
Health Care - 14.5%
93,053	Acceleron Pharma, Inc.*	2,463,113
54,632	Agios Pharmaceuticals, Inc.*	3,190,509
114,476	Alder Biopharmaceuticals, Inc.*	2,381,101
97,830	BeiGene, Ltd. ADR*	3,581,556
385,835	Catalent, Inc.*	10,926,847
163,477	Charles River Laboratories International, Inc.*	14,704,756
98,201	Coherus BioSciences, Inc.*	2,076,951
50,304	Henry Schein, Inc.*	8,550,171
47,248	IDEXX Laboratories, Inc.*	7,305,013
58,514	Jounce Therapeutics, Inc.*	1,286,723
115,737	Medidata Solutions, Inc.*	6,676,868
50,429	Neurocrine Biosciences, Inc.*	2,183,576
277,236	Novadaq Technologies, Inc.*	2,159,668
68,760	Ultragenyx Pharmaceutical, Inc.*	4,660,553
		72,147,405
Industrials - 19.5%
166,930	ESCO Technologies, Inc.	9,698,633
213,117	Healthcare Services Group, Inc.	9,183,211
136,998	HEICO Corp.	11,946,226
224,459	Hexcel Corp.	12,244,238
78,408	IDEX Corp.	7,331,932
269,182	KeyW Holding Corp.*	2,541,078
242,886	Knight Transportation, Inc.	7,614,476
44,453	WageWorks, Inc.*	3,213,952
255,121	Waste Connections, Inc.	22,506,775
156,988	Woodward, Inc.	10,662,625
		96,943,146

Information Technology - 29.1%
144,432	2U, Inc.*	5,728,173
89,974	Acxiom Corp.*	2,561,560
140,364	Aspen Technology, Inc.*	8,270,247
135,177	Blackbaud, Inc.	10,364,020
168,040	Broadridge Financial Solutions, Inc.	11,418,318
344,090	BroadSoft, Inc.*	13,832,418
189,710	Cavium, Inc.*	13,594,618
94,305	CoreLogic, Inc.*	3,840,100
5,886	CoStar Group, Inc.*	1,219,697
82,075	Electronics For Imaging, Inc.*	4,007,722
60,921	Fair Isaac Corp.	7,855,763
36,472	Global Payments, Inc.	2,942,561
96,320	Guidewire Software, Inc.*	5,425,706
227,985	MACOM Technology Solutions Holdings, Inc.*	11,011,675
139,448	MAXIMUS, Inc.	8,673,666
234,989	Mimecast, Ltd.*	5,261,404
140,238	Monotype Imaging Holdings, Inc.	2,818,784
15,790	Nutanix, Inc.*	296,378
45,189	Paylocity Holding Corp.*	1,745,651
13,579	Pegasystems, Inc.	595,439
38,936	Proofpoint, Inc.*	2,895,281
99,281	SPS Commerce, Inc.*	5,806,946
110,886	Synchronoss Technologies, Inc.*	2,705,618
36,481	Ultimate Software Group, Inc.*	7,121,456
45,958	WEX, Inc.*	4,756,653
		144,749,854
Telecommunication Services - 3.7%
364,930	Cogent Communications Holdings, Inc.	15,710,237
791,075	Global Eagle Entertainment, Inc.*	2,523,529
		18,233,766
Total Common Stocks (Cost $354,551,540)		461,882,503

Contingent Value Rights - 0.0%
118,191	Dyax Corp.*†`	131,192
Total Contingent Value Rights (Cost $131,192)		131,192

Private Placements - 0.5%
18,800	Greenspring Global Partners IV-B, L.P.*†^	2,258,235
85,769	Greenspring Global Partners V-B, L.P.*†~	118,441
Total Private Placements (Cost $58,019)		2,376,676

Short-Term Investments - 10.4%
Money Market Funds - 10.4%
51,820,968	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.63%#	51,820,968
Total Short-Term Investments (Cost $51,820,968)		51,820,968
Total Investments - 103.8% (Cost $406,561,719)		516,211,339
Liabilities in Excess of Other Assets - (3.8)%		(19,055,879)
NET ASSETS - 100.0%		$497,155,460

ADR - American Depositary Receipt
*Non-Income Producing
^Security is exempt from registration under Regulation D of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from February 2008 to August 2016 as part of a $2,000,000 capital commitment. At March 31, 2017, 1,880,000 of the capital commitment has been fulfilled by the Fund.

~Security is exempt from registration under Regulation D of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from October 2012 to February 2017 as part of a $100,000 capital commitment. At March 31, 2017, $85,000 of the capital commitment has been fulfilled by the Fund.

†These securities may not be sold by the Fund and are considered illiquid. At March 31, 2017 the total market value of securities considered illiquid was $2,507,868 or 0.5% of net assets.
` Security is fair valued under supervision of the Board of Trustees
#Annualized seven-day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments	$406,561,719
Gross unrealized appreciation	124,977,212
Gross unrealized depreciation	(15,327,592)
Net unrealized appreciation (depreciation)	$109,649,620

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$461,882,503	$-	$-
Contingent Value Rights	$-	$-	$131,192
Private Placements	$-	$-	$2,376,676
Short-Term Investments	$51,820,968	$-	$-
Total Investments	$513,703,471	$-	$2,507,868

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 83.9%
Consumer Discretionary - 15.6%
115,430	Carriage Services, Inc.	3,130,462
238,499	Cato Corp.	5,237,438
649,915	Core-Mark Holding Co., Inc.	20,270,849
108,193	Culp, Inc.	3,375,622
1,836,651	Denny's Corp.*	22,719,373
503,862	DigitalGlobe, Inc.*	16,501,480
152,300	Liberty Ventures*	6,774,304
356,096	Loral Space & Communications, Inc.*†	14,030,182
425,235	Murphy USA, Inc.*	31,220,754
355,743	Nexstar Broadcasting Group, Inc.	24,955,371
2,124,665	Regis Corp.*†	24,901,074
455,936	TEGNA, Inc.	11,681,080
		184,797,989
Consumer Staples - 1.1%
120,634	Casey's General Stores, Inc.	13,541,167

Energy - 2.3%
123,084	Green Plains Partners L.P.	2,473,989
69,093	Natural Gas Services Group, Inc.*	1,799,872
1,398,624	Par Pacific Holdings, Inc.*	23,063,310
		27,337,171
Financials - 30.1%
1,411,416	Ares Capital Corp.	24,530,410
345,315	Assurant, Inc.	33,036,286
867,056	Capital Bank Financial Corp.	37,630,230
145,885	Farmers Capital Bank Corp.	5,893,754
160,448	Howard Bancorp, Inc.*†	3,000,378
860,042	McGrath RentCorp†	28,871,610
392,802	Medley Management, Inc.†	3,260,257
441,506	National Bank Holdings Corp.	14,348,945
726,819	National General Holdings Corp.	17,269,219
583,567	OceanFirst Financial Corp.	16,442,000
159,840	Oritani Financial Corp.	2,717,280
322,696	Pacific Premier Bancorp, Inc.*	12,439,931
424,044	Primerica, Inc.	34,856,417
338,171	Renasant Corp.	13,422,007
1,154,238	Synovus Financial Corp.	47,346,843
1,158,086	TFS Financial Corp.	19,247,389
197,491	TriState Capital Holdings, Inc.*	4,611,415
264,311	Triumph Bancorp, Inc.*	6,819,224
298,717	Virtus Investment Partners, Inc.	31,634,130
		357,377,725
Health Care - 2.3%
133,538	Addus HomeCare Corp.*	4,273,216
151,600	Air Methods Corp.*	6,518,800
364,437	Providence Service Corp.*	16,195,580
		26,987,596
Industrials - 12.9%
1,094,753	Albany International Corp.†	50,413,376
926,313	Continental Building Products, Inc.*	22,694,669
405,777	EnPro Industries, Inc.	28,875,091
625,788	Federal Signal Corp.	8,642,132
352,854	Kadant, Inc.†	20,941,885
205,273	KMG Chemicals, Inc.	9,456,927
277,388	Simpson Manufacturing Co., Inc.	11,952,649
		152,976,729

Information Technology - 10.8%
327,042	Broadridge Financial Solutions, Inc.	22,222,504
966,579	CTS Corp.†	20,588,133
111,586	DST Systems, Inc.	13,669,285
922,597	EchoStar Corp.*	52,541,899
306,877	MAXIMUS, Inc.	19,087,749
		128,109,570
Materials - 5.8%
294,315	Clearwater Paper Corp.*	16,481,640
364,918	Deltic Timber Corp.†	28,507,394
315,336	Neenah Paper, Inc.	23,555,599
		68,544,633
Telecommunication Services - 2.6%
405,538	ATN International, Inc.	28,557,986
126,666	Hawaiian Telcom HoldCo, Inc.*†	2,901,918
		31,459,904
Utilities - 0.4%
551,882	Star Gas Partners L.P.†	5,077,314
Total Common Stocks (Cost $738,099,031)		996,209,798

Real Estate Investment Trusts - 11.2%
1,446,538	Altisource Residential Corp.	22,059,705
2,278,473	Colony NorthStar, Inc.	29,415,086
1,761,255	Forest City Realty Trust, Inc.	38,360,134
3,290,290	MFA Financial, Inc.	26,585,543
957,532	Xenia Hotels & Resorts, Inc.	16,345,071
Total Real Estate Investment Trusts (Cost $118,264,334)		132,765,539

Short-Term Investments - 5.2%
Money Market Funds - 5.2%
61,469,197	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.63%#	61,469,197
Total Short-Term Investments (Cost $61,469,197)		61,469,197
Total Investments - 100.3% (Cost $917,832,562)		1,190,444,534
Liabilities in Excess of Other Assets - (0.3)%		(3,565,167)
NET ASSETS - 100.0%		$1,186,879,367

* Non-Income Producing
†All or a portion of this security is considered illiquid. At March 31, 2017 the total market value of securities considered illiquid was $47,626,517 or 4.0% of net assets.
# Annualized seven-day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments		$917,832,562
Gross unrealized appreciation		282,121,360
Gross unrealized depreciation		(9,509,388)
Net unrealized appreciation (depreciation)		$272,611,972

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$996,209,798	$-	$-
Real Estate Investment Trusts	$132,765,539	$-	$-
Short-Term Investments	$61,469,197	$-	$-
Total Investments	$1,190,444,534	$-	$-

Brown Advisory Global Leaders Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.0%
China - 3.3%
168,134	AIA Group, Ltd.	1,061,255
France - 3.0%
13,014	Safran SA	971,289
Germany - 3.4%
2,838	AURELIUS Equity Opportunities SE & Co. KGaA	123,237
8,901	Henkel AG & Co. KGaA	989,866
		1,113,103
India - 4.8%
41,850	HDFC Bank, Ltd.	941,053
60,370	Sun Pharmaceutical Industries, Ltd.	639,800
		1,580,853
Indonesia - 2.1%
696,800	Bank Rakyat Indonesia Persero	678,487
Japan - 1.5%
6,106	Hoshizaki Corp.	482,630
Sweden - 1.8%
18,461	Atlas Copco AB	586,428
Switzerland - 3.1%
5,396	Schindler Holding AG	1,023,769
Taiwan - 3.6%
35,327	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,160,139
United Kingdom - 4.1%
27,118	Unilever PLC	1,337,654

United States - 66.3%
Consumer Discretionary - 11.6%
2,816	FleetCor Technologies, Inc.*	426,427
11,579	NIKE, Inc.	645,298
525	Priceline Group, Inc.*	934,484
12,435	Starbucks Corp.	726,080
13,444	TJX Companies, Inc.	1,063,151
		3,795,440
Consumer Staples - 5.4%
9,998	Brown-Forman Corp.	461,708
15,193	Estee Lauder Companies, Inc.	1,288,214
		1,749,922
Financials - 8.3%
22,600	Charles Schwab Corp.	922,306
14,268	JPMorgan Chase & Co.	1,253,301
4,889	Moody's Corp.	547,764
		2,723,371
Health Care - 5.2%
5,225	Cigna Corp.	765,410
10,078	Edwards Lifesciences Corp.*	948,038
		1,713,448

Industrials - 4.3%
3,898	3M Co.	745,804
8,026	Verisk Analytics, Inc.*	651,230
		1,397,034
Information Technology - 25.5%
1,745	Alphabet, Inc.*	1,447,581
13,728	Cognizant Technology Solutions Corp.*	817,091
7,025	Facebook, Inc.*	997,901
9,899	MasterCard, Inc.	1,113,341
19,620	Microsoft Corp.	1,292,173
7,830	NXP Semiconductors NV*	810,405
11,688	PayPal Holdings, Inc.*	502,818
15,000	Visa, Inc.	1,333,050
		8,314,360
Materials - 6.0%
7,680	Ecolab, Inc.	962,611
3,221	Sherwin-Williams Co.	999,122
		1,961,733
Total United States		21,655,308
Total Common Stocks (Cost $27,145,298)		31,650,915

Short-Term Investments - 2.0%
Money Market Funds - 2.0%
662,619	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.63%#	662,619
Total Short-Term Investments (Cost $662,619)		662,619
Total Investments - 99.0% (Cost $27,807,917)		32,313,534
Other Assets in Excess of Liabilities - 1.0%		333,150
NET ASSETS - 100.0%		$32,646,684

ADR - American Depositary Receipt
* Non-Income Producing
# Annualized seven-day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments		$27,807,917
Gross unrealized appreciation		4,858,179
Gross unrealized depreciation		(352,562)
Net unrealized appreciation (depreciation)		$4,505,617

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Common Stocks:
China	$-	$1,061,255	$-
France	$-	$971,289	$-
Germany	$-	$1,113,103	$-
India	$941,053	$639,800	$-
Indonesia	$-	$678,487	$-
Japan	$-	$482,630	$-
Sweden	$-	$586,428	$-
Switzerland	$-	$1,023,769	$-
Taiwan	$1,160,139	$-	$-
United Kingdom	$-	$1,337,654	$-
United States	$21,655,308	$-	$-
Short-Term Investments	$662,619	$-	$-
Total Investments	$24,419,119	$7,894,415	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 27.2%
1,410,000	21st Century Fox America, Inc.	3.00%	09/15/2022	1,410,575
1,200,000	Activision Blizzard, Inc.^	6.13%	09/15/2023	1,299,451
1,405,000	American Express Credit Corp.#	1.79%	03/03/2022	1,410,680
1,470,000	American Tower Corp.	2.25%	01/15/2022	1,420,201
1,415,000	Analog Devices, Inc.	3.13%	12/05/2023	1,410,268
1,410,000	AstraZeneca PLC	1.95%	09/18/2019	1,408,996
1,445,000	AutoZone, Inc.	2.50%	04/15/2021	1,432,810
1,463,000	BB&T Corp.#	1.74%	01/15/2020	1,474,805
1,365,000	Boston Properties L.P.	3.85%	02/01/2023	1,416,480
1,400,000	Broadcom Corp.^	3.88%	01/15/2027	1,410,168
1,435,000	Campbell Soup Co.	2.50%	08/02/2022	1,414,580
1,405,000	Canadian Natural Resources, Ltd.	3.80%	04/15/2024	1,416,562
1,381,000	CC Holdings GS V LLC	3.85%	04/15/2023	1,416,413
1,375,000	Clorox Co.	3.05%	09/15/2022	1,404,353
1,335,000	E*TRADE Financial Corp.	5.38%	11/15/2022	1,398,993
1,410,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	1,422,976
1,350,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	1,470,794
603,000	FMC Technologies, Inc.	3.45%	10/01/2022	598,650
1,395,000	Healthcare Trust of America Holdings L.P.	3.38%	07/15/2021	1,416,127
1,350,000	Janus Capital Group, Inc.	4.88%	08/01/2025	1,435,982
1,395,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	1,407,798
1,000,000	Micron Technology, Inc.^	7.50%	09/15/2023	1,118,750
1,365,000	MPLX L.P.	4.50%	07/15/2023	1,421,496
750,000	Mylan NV	3.95%	06/15/2026	735,518
1,565,000	Providence Health & Services Obligated Group#	1.95%	10/01/2017	1,567,725
1,400,000	Reliance Steel & Aluminum Co.	4.50%	04/15/2023	1,462,852
2,115,000	Royal Bank of Canada#	1.62%	03/06/2020	2,125,698
1,405,000	Verizon Communications, Inc.#	2.14%	03/16/2022	1,418,777
Total Corporate Bonds & Notes (Cost $38,411,949)				38,748,478

Mortgage Backed Securities - 15.4%
2,876	FHLMC PC, Pool# C00210	8.00%	01/01/2023	3,241
351,718	FHLMC PC, Pool# 1B0889#	2.77%	05/01/2033	370,596
2,063,690	FHLMC PC, Pool# Q2-5749	4.00%	04/01/2044	2,167,276
1,355,745	FHLMC PC, Pool# Q4-2019	3.00%	07/01/2046	1,344,610
88,998	FHLMC REMIC, Series 2782	4.00%	11/15/2033	90,807
1,600,000	FHMS, Series K-042	2.67%	12/25/2024	1,597,884
1,525,000	FHMS, Series K-046	3.21%	03/25/2025	1,575,246
700,000	FHMS, Series K-047#	3.33%	05/25/2025	728,219
1,550,000	FHMS, Series K-048#	3.28%	06/25/2025	1,608,082
17,110	FNMA, Pool# 539082	7.00%	08/01/2028	17,248
8,637	FNMA, Pool# 625536	6.00%	01/01/2032	9,763
39,258	FNMA, Pool# 628837	6.50%	03/01/2032	43,811
107,256	FNMA, Pool# 663238	5.50%	09/01/2032	119,073
36,019	FNMA, Pool# 744805#	2.77%	11/01/2033	36,648
12,972	FNMA, Pool# 741373#	2.78%	12/01/2033	13,457
66,298	FNMA, Pool# 764342#	2.90%	02/01/2034	68,579
37,256	FNMA, Pool# 848817	5.00%	01/01/2036	40,707
2,252,557	FNMA, Pool# AB9339	3.00%	05/01/2043	2,246,284
1,339,755	FNMA, Pool# AL8256	3.00%	03/01/2046	1,336,024
779,743	FNMA, Pool# AS1474	4.50%	01/01/2044	836,565
725,009	FNMA, Pool# AV7911	4.50%	01/01/2044	778,075
4,346,385	FNMA, Pool# AY3879	3.50%	11/01/2045	4,449,841
1,970,323	FNMA, Pool# AY3880	4.00%	11/01/2045	2,068,405
1,884,418	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	254,746
17,133	GNMA, Pool# 487110	6.50%	04/15/2029	19,863
6,283	GNMA, Pool# 571166	7.00%	08/15/2031	6,460
410	GNMA, Pool# 781450	5.00%	06/15/2017	414

27,551	GNMA, Pool# 781186	9.00%	06/15/2030	30,745
Total Mortgage Backed Securities (Cost $22,005,953)				21,862,669

Asset Backed Securities - 11.9%
201,851	AmeriCredit Automobile Receivables Trust, Series 2016-4 A-1	0.78%	10/10/2017	201,852
373,467	AmeriCredit Automobile Receivables Trust, Series 2016-1 A-2-A	1.52%	06/10/2019	373,651
700,000	AmeriCredit Automobile Receivables Trust, Series 2015-4 C	1.70%	07/08/2020	701,074
875,000	AmeriCredit Automobile Receivables Trust, Series 2015-3 B	2.08%	09/08/2020	878,706
1,000,000	BlueMountain CLO, Ltd., Series 2015-3#^	4.13%	10/20/2027	1,010,572
2,500,000	Capital Auto Receivables Asset Trust, Series 2014-3 B^	2.35%	07/22/2019	2,513,903
855,395	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	909,926
794,390	Federal Express Corp. Trust, Series 1998-1	6.72%	07/15/2023	878,794
1,500,000	Madison Park Funding XVII, Ltd., Series 2015-17A#^	3.04%	07/21/2027	1,500,355
1,500,000	Octagon Investment Partners 24, Ltd., Series A-2#^	3.00%	05/21/2027	1,500,368
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-30#^	3.38%	03/17/2030	1,001,138
1,500,000	Octagon Investment Partners XXII, Ltd., Series B-2#^	3.34%	11/25/2025	1,500,459
166,155	OSCAR U.S. Funding Trust IV, Series 2016-4#^	2.61%	07/15/2020	167,327
125,000	OSCAR U.S. Funding Trust V, Series 2016-5#^	2.31%	11/15/2019	125,254
1,500,000	OZLM XIII, Ltd., Series 2015-13A#^	3.14%	07/30/2027	1,507,796
696,080	Santander Drive Auto Receivables Trust, Series 2015-4	1.58%	09/16/2019	696,417
1,500,000	Stewart Park CLO, Ltd., Series 2015-1#^	3.02%	04/15/2026	1,501,905
Total Asset Backed Securities (Cost $16,925,498)				16,969,497

Municipal Bonds - 7.7%
670,000	District of Columbia, Series 2010F	4.71%	12/01/2022	741,904
1,395,000	Florida Hurricane Catastrophe Fund	2.11%	07/01/2018	1,406,816
1,000,000	Illinois, State of	2.30%	06/15/2019	1,009,410
1,390,000	Maryland Health & Higher Educational Facilities Authority	3.43%	07/01/2023	1,415,228
2,000,000	Miami-Dade County Florida Aviation	2.37%	10/01/2023	1,932,480
500,000	New Hampshire Health and Education Facilities Authority Act#	0.90%	07/01/2033	500,000
1,500,000	New York City Water & Sewer System#	0.96%	06/15/2048	1,500,000
1,250,000	North Texas Tollway Authority	8.91%	02/01/2030	1,446,688
1,000,000	Texas A&M University	3.23%	05/15/2027	1,012,640
Total Municipal Bonds (Cost $11,001,634)				10,965,166

U.S. Treasury Notes - 14.2%
1,470,000	United States Treasury Note	0.75%	10/31/2017	1,468,479
5,645,000	United States Treasury Note	1.38%	02/29/2020	5,624,384
9,960,000	United States Treasury Note	1.88%	08/31/2022	9,885,300
2,000,000	United States Treasury Note	1.63%	05/15/2026	1,876,368
1,515,000	United States Treasury Note	1.50%	08/15/2026	1,401,908
Total U.S. Treasury Notes (Cost $20,504,156)				20,256,439

Shares
Affiliated Mutual Funds - 20.6%
2,995,189	Brown Advisory Mortgage Securities Fund - Institutional Shares			29,412,756
Total Affiliated Mutual Funds (Cost $30,238,441)				29,412,756

Short-Term Investments - 2.7%
Money Market Funds - 2.7%
3,824,511	First American Treasury Obligations Fund - Class Z, 0.61%*			3,824,511
Short-Term Investments (Cost $3,824,511)				3,824,511
Total Investments - 99.7% (Cost $142,912,142)				142,039,516
Other Assets in Excess of Liabilities - 0.3%				421,722
NET ASSETS - 100.0%				$142,461,238

# Variable rate security. Rate disclosed is as of March 31, 2017.
* Annualized seven-day yield as of March 31, 2017.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of these securities amounted to $16,157,446 or 11.3% of net assets.

~ Interest Only Security

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments	$142,912,142
Gross unrealized appreciation	759,843
Gross unrealized depreciation	(1,632,469)
Net unrealized appreciation (depreciation)	$(872,626)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3

Corporate Bonds & Notes	$-	$38,748,478	$-
Mortgage Backed Securities	$-	$21,862,669	$-
Asset Backed Securities	$-	$16,969,497	$-
Municipal Bonds	$-	$10,965,166	$-
U.S. Treasury Notes	$-	$20,256,439	$-
Affiliated Mutual Funds	$29,412,756	$-	$-
Short-Term Investments	$3,824,511	$-	$-
Total Investments	$33,237,267	$108,802,249	$-

Investments in Affiliates
See the table below for details of the Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended March 31, 2017:

Beginning Market Value		Purchases at Cost		Proceeds from Sales		Unrealized Appreciation	Net Realized	Change In Unrealized	Ending Market Value			Capital
[# of shares held] 7/01/2016		[# of shares purchased]		[# of shares sold]		(Depreciation) 3/31/2017	Gains (Losses)	Appreciation (Depreciation)	[# of shares held] 3/31/2017		Dividend Income	Gain Distributions
$30,526,684		$4,000,000		$4,130,000		$(825,685)	$28,260	$(1,012,188)	$29,412,756		$429,797	$179,892
[2,992,812	]	[406,091	]	[403,714	]				[2,995,189	]

Brown Advisory Total Return Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 32.4%
725,000	Activision Blizzard, Inc.^	6.13%	09/15/2023	785,085
950,000	AerCap Ireland Capital DAC	3.50%	05/26/2022	958,345
975,000	American Tower Corp.	3.13%	01/15/2027	914,495
935,000	Analog Devices, Inc.	3.90%	12/15/2025	959,461
965,000	AstraZeneca PLC	3.38%	11/16/2025	972,689
935,000	AutoZone, Inc.	3.13%	04/21/2026	893,322
945,000	Boston Properties L.P.	3.80%	02/01/2024	969,303
1,000,000	Broadcom Corp..^	3.88%	01/15/2027	1,007,263
316,000	Brookfield Residential Properties, Inc.^	6.13%	07/01/2022	327,060
975,000	Campbell Soup Co.	2.50%	08/02/2022	961,126
1,000,000	Canadian Natural Resources, Ltd.	3.80%	04/15/2024	1,008,229
910,000	Capital One Financial Corp.#	5.55%	12/29/2049	946,400
439,000	Carrols Restaurant Group, Inc.	8.00%	05/01/2022	470,827
940,000	CC Holdings GS V LLC	3.85%	04/15/2023	964,104
865,000	Clorox Co.	3.05%	09/15/2022	883,466
870,000	CommScope Technologies LLC^	6.00%	06/15/2025	915,675
500,000	Cornerstone Chemical Co.^	9.38%	03/15/2018	503,750
945,000	E*TRADE Financial Corp.	5.38%	11/15/2022	990,299
900,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	908,283
845,000	Equinix, Inc.	5.88%	01/15/2026	900,981
65,000	Equinix, Inc.	5.38%	05/15/2027	67,275
880,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	958,740
901,000	Healthcare Trust of America Holdings L.P.	3.38%	07/15/2021	914,646
890,000	HollyFrontier Corp.	5.88%	04/01/2026	946,548
475,000	Interface Security Systems Holdings, Inc.	9.25%	01/15/2018	476,781
870,000	Janus Capital Group, Inc.	4.88%	08/01/2025	925,410
990,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	999,082
440,000	Lamar Media Corp.	5.75%	02/01/2026	472,450
890,000	Mallinckrodt International Finance S.A.^	5.75%	08/01/2022	881,545
445,000	Mercer International, Inc.	7.75%	12/01/2022	478,508
465,000	Meritor, Inc.	6.25%	02/15/2024	478,950
825,000	Micron Technology, Inc.^	7.50%	09/15/2023	922,969
900,000	MPLX L.P.	4.88%	12/01/2024	948,215
500,000	Mylan NV	3.95%	06/15/2026	490,345
935,000	Reliance Steel & Aluminum Co.	4.50%	04/15/2023	976,976
1,100,000	Sabine Pass Liquefaction LLC^	4.20%	03/15/2028	1,088,956
338,000	ServiceMaster Co. LLC	7.45%	08/15/2027	370,955
440,000	SESI LLC	6.38%	05/01/2019	441,100
845,000	Springs Industries, Inc.	6.25%	06/01/2021	872,463
1,000,000	TechnipFMC PLC^	3.45%	10/01/2022	992,786
940,000	Verisk Analytics, Inc.	4.00%	06/15/2025	957,036
870,000	Verizon Communications, Inc.	5.15%	09/15/2023	958,843
425,000	Viking Cruises, Ltd.^	8.50%	10/15/2022	442,531
Total Corporate Bonds & Notes (Cost $34,190,661)				34,303,273

Mortgage Backed Securities - 31.7%
400,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY A#^	1.96%	09/15/2026	400,577
400,000	Banc of America Commercial Mortgage Trust, Series 2017-BNK3 AS	3.75%	02/17/2050	409,752
250,000	Chicago Skyscraper Trust, Series 2017-SKY B#^	2.01%	04/15/2030	250,277
250,000	Chicago Skyscraper Trust, Series 2017-SKY C#^	2.16%	04/15/2030	250,302
150,000	Cosmopolitan Hotel Trust, Series 2016-COSMO C#^	3.56%	11/15/2033	152,325
250,000	CSMC Trust, Series 2017-HD B#^	2.20%	02/15/2031	250,239
250,000	CSMC Trust, Series 2017-HD C#^	2.55%	02/15/2031	250,322
200,000	CSMC Trust, Series 2014-TIKI A#^	1.86%	09/15/2038	199,579
800,000	FHLMC Gold, 2.5%, Due TBA April	2.50%	04/15/2032	800,719
800,000	FHLMC Gold, 3.0%, Due TBA April	3.00%	04/15/2032	820,562
1,000,000	FHLMC Gold, 3.0%, Due TBA April	3.00%	04/15/2047	990,859
4,000,000	FHLMC Gold, 3.5%, Due TBA April	3.50%	04/15/2047	4,090,937

629,105	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	657,030
762,775	FHLMC PC, Pool# G0-7289	3.00%	11/01/2042	761,771
3,294,072	FHLMC REMIC, Series 4094~	2.50%	03/15/2027	239,138
804,124	FHLMC REMIC, Series 4107~	3.00%	08/15/2027	182,590
2,177,795	FHLMC REMIC, Series 4143~	3.50%	09/15/2042	265,461
1,020,157	FHLMC REMIC, Series 4495~	3.50%	07/15/2045	194,574
275,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	262,203
623,724	FHLMC STACR Debt Notes, Series 2014-DN2#	2.63%	04/25/2024	630,268
737,424	FHLMC STACR Debt Notes, Series 2015-DNA3#	3.83%	04/25/2028	765,252
560,000	FHLMC STACR Debt Notes, Series 2016-DNA2#	3.18%	10/25/2028	570,494
3,486,287	FHMS, Series K-046#~	0.38%	03/25/2025	90,544
1,572,890	FHMS, Series K-055#~	1.37%	03/25/2026	155,815
824,358	FHMS, Series K-056#~	1.39%	05/25/2026	75,321
699,482	FHMS, Series K-057#~	1.19%	07/25/2026	61,638
681,555	FHMS, Series K-058#~	0.93%	08/25/2026	48,044
2,918,909	FHMS, Series K-059#~	0.32%	09/25/2026	73,806
560,000	FHMS, Series K-060#~	1.89%	12/25/2044	75,949
6,054,388	FHMS, Series K-061#~	0.18%	11/25/2026	99,072
2,793,629	FHMS, Series K-062#~	0.31%	12/25/2026	74,349
2,039,786	FHMS, Series K-721#~	0.34%	08/25/2022	31,863
2,221,703	FHMS, Series K-722#~	1.31%	03/25/2023	141,681
1,749,074	FHMS, Series K-723#~	0.96%	08/25/2023	87,633
675,000	FHMS, Series K-724#~	1.88%	12/25/2044	70,438
1,920,740	FNMA, Pool# AS2249	4.00%	04/01/2039	2,017,736
601,095	FNMA, Pool# AL6768	6.00%	05/01/2041	679,744
969,087	FNMA, Pool# AB9349	3.00%	05/01/2043	966,237
630,530	FNMA, Pool# AU6230	5.00%	09/01/2043	690,369
875,264	FNMA, Pool# AY0677	3.50%	03/01/2045	899,454
614,727	FNMA, Pool# AZ8218	4.00%	08/01/2045	645,331
791,255	FNMA, Pool# BD2775	4.00%	07/01/2046	834,006
791,703	FNMA, Pool# BD2778	4.50%	07/01/2046	851,128
396,478	FNMA, Pool# BD7530	4.50%	09/01/2046	426,239
794,683	FNMA, Pool# BD9335	4.50%	10/01/2046	854,334
2,000,000	FNMA, 3.0%, Due TBA April	3.00%	04/15/2047	1,982,656
3,500,000	FNMA, 3.5%, Due TBA April	3.50%	04/15/2047	3,580,391
1,000,000	FNMA, 4.0%, Due TBA April	4.00%	04/15/2047	1,048,984
300,000	FREMF Mortgage Trust, Series 2016-K723#^	3.58%	10/25/2039	283,182
250,000	FREMF Mortgage Trust, Series 2016-K724#^	3.50%	12/25/2049	237,112
1,500,000	GNMA II, 3.0%, Due TBA April	3.00%	04/15/2047	1,513,242
1,333,592	GNMA REMIC Trust, Series 2014-45#~	0.78%	07/16/2054	64,288
1,048,211	GNMA REMIC Trust, Series 2014-135#~	0.84%	01/16/2056	57,052
1,073,323	GNMA REMIC Trust, Series 2015-172#~	0.94%	03/16/2057	71,628
1,429,342	GNMA REMIC Trust, Series 2016-40#~	0.81%	07/16/2057	91,216
1,138,005	GNMA REMIC Trust, Series 2016-56#~	1.00%	11/16/2057	88,547
1,307,420	GNMA REMIC Trust, Series 2016-98#~	0.98%	05/16/2058	99,982
1,197,833	GNMA REMIC Trust, Series 2016-110#~	1.05%	05/16/2058	94,890
614,795	GNMA REMIC Trust, Series 2016-127#~	0.96%	05/16/2058	48,281
200,000	JPMCC, Series 2016-ASH A#^	2.41%	10/15/2034	201,006
200,000	MSC, Series 2017-PRME B#^	2.26%	02/15/2034	199,172
555,000	WFCM, Series 2017-RB1 AS	3.76%	03/17/2050	572,389
Total Mortgage Backed Securities (Cost $33,643,473)				33,579,980

Asset Backed Securities - 25.7%
248,415	Aircraft Certificate Owner Trust, Series 2003-1A E^	7.00%	09/20/2022	267,667
150,000	American Credit Acceptance Receivables Trust, Series 2015-1 C^	4.29%	04/12/2021	152,866
175,000	American Credit Acceptance Receivables Trust, Series 2014-1 D^	5.20%	04/12/2021	176,161
400,000	Babson CLO, Ltd., Series 2013-IA D#^	4.53%	04/20/2025	400,669
197,047	Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1 M#^	3.13%	10/25/2028	197,704
194,291	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1 A1#^	3.60%	01/28/2032	194,255
220,000	Capital Auto Receivables Asset Trust, Series 2014-1 B	2.22%	01/22/2019	220,641
571,391	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	607,818
85,033	Continental Airlines Trust, Series 2000-1 A-1	8.05%	05/01/2022	93,217
102,931	CPS Auto Trust, Series 2016-D A^	1.50%	06/15/2020	102,720
200,000	CPS Auto Trust, Series 2017-A B^	2.68%	05/17/2021	199,640

150,000	Drive Auto Receivables Trust, Series 2017-BA B^	2.20%	05/15/2020	150,066
85,000	DT Auto Owner Trust, Series 2016-1A B^	2.79%	05/15/2020	85,337
12,625	Exeter Automobile Receivables Trust, Series 2014-1A B^	2.42%	01/15/2019	12,628
204,841	Exeter Automobile Receivables Trust, Series 2016-3A A^	1.84%	11/16/2020	204,541
714,951	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	790,915
500,000	Finn Square CLO, Ltd., Series 2012-1A C#^	4.76%	12/24/2023	500,093
300,000	Flagship Credit Auto Trust, Series 2014-2 B^	2.84%	11/16/2020	302,215
500,000	Grippen Park CLO, Ltd., Series 2017-1A C#^	3.55%	01/20/2030	502,971
1,500,000	Highbridge Loan Management, Ltd., Series 4A-2014 A2A#^	3.09%	07/28/2025	1,500,319
1,500,000	Highbridge Loan Management, Ltd., Series 4A-2014 B#^	4.04%	07/28/2025	1,501,553
800,000	Highbridge Loan Management, Ltd., Series 7A-2015 C#^	4.42%	11/15/2026	805,027
1,000,000	Highbridge Loan Management, Ltd., Series 6A-2015 C#^	4.10%	05/05/2027	1,000,570
67,833	Hilton Grand Vacations Trust, Series 2013-A^	2.28%	01/25/2026	67,637
150,000	Hilton Grand Vacations Trust, Series 2017-AA^	2.66%	12/26/2028	149,995
810,000	Madison Park Funding XVII, Ltd., Series 2015-17A B#^	3.04%	07/21/2027	810,192
500,000	Madison Park Funding XVII, Ltd., Series 2015-17A C#^	3.94%	07/21/2027	500,115
80,091	MVW Owner Trust, Series 2013-1A^	2.15%	04/22/2030	79,834
89,829	MVW Owner Trust, Series 2016-1A^	2.25%	12/20/2033	88,587
750,000	Octagon Investment Partners 24, Ltd., Series 2015-1A A2#^	3.00%	05/21/2027	750,184
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-1A B#^	3.38%	03/17/2030	1,001,138
1,000,000	Octagon Investment Partners XXII, Ltd., Series 2014-1A B2#^	3.34%	11/25/2025	1,000,306
1,000,000	Octagon Investment Partners XXII, Ltd., Series 2014-1A C1#^	4.29%	11/25/2025	1,000,399
185,276	Orange Lake Timeshare Trust, Series 2016-A^	2.61%	03/08/2029	183,206
332,310	OSCAR U.S. Funding Trust IV, Series 2016-1A#^	2.61%	07/15/2020	334,654
50,000	OSCAR U.S. Funding Trust V, Series 2016-2A#^	2.31%	11/15/2019	50,101
170,000	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A#^	0.80%	05/11/2020	170,003
1,000,000	OZLM Funding IV, Ltd., Series 2013-4A#^	2.79%	07/22/2025	1,000,150
1,000,000	OZLM XIII, Ltd., Series 2015-13A#^	3.14%	07/30/2027	1,005,197
600,000	Prestige Auto Receivables Trust, Series 2014-1A^	1.91%	04/15/2020	600,466
67,873	Santander Drive Auto Receivables Trust, Series 2016-3 A1	0.80%	10/16/2017	67,863
988,558	Santander Drive Auto Receivables Trust, Series 2013-A C^	3.12%	10/15/2019	993,394
584,512	Santander Drive Auto Receivables Trust, Series 2015-1 B	1.97%	11/15/2019	585,412
530,000	Santander Drive Auto Receivables Trust, Series 2016-1 B	2.47%	12/15/2020	534,731
150,000	Sierra Receivables Funding Co. LLC, Series 2017-1A^	2.91%	03/20/2034	151,106
60,807	Sierra Timeshare Receivables Funding LLC, Series 2014-1A^	2.07%	03/20/2030	60,762
78,428	Sierra Timeshare Receivables Funding LLC, Series 2014-3A^	2.30%	10/20/2031	78,478
78,369	Sierra Timeshare Receivables Funding LLC, Series 2015-2A^	2.43%	06/20/2032	78,334
78,375	Sierra Timeshare Receivables Funding LLC, Series 2015-3A^	2.58%	09/20/2032	78,726
158,767	Sierra Timeshare Receivables Funding LLC, Series 2016-2A^	2.33%	07/20/2033	158,795
118,259	Sierra Timeshare Receivables Funding LLC, Series 2016-3A^	2.43%	10/20/2033	117,041
1,000,000	Stewart Park CLO, Ltd., Series 2015-1A B#^	3.02%	04/15/2026	1,001,270
1,000,000	Stewart Park CLO, Ltd., Series 2015-1A C#^	3.92%	04/15/2026	1,001,974
202,492	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	224,007
102,045	SVO VOI Mortgage LLC, Series 2012-AA^	2.00%	09/20/2029	101,056
316,709	TCF Auto Receivables Owner Trust, Series 2016-PT1A^	1.93%	06/15/2022	316,416
37,428	US Airways Pass Through Trust, Series 1999-1A	8.36%	07/20/2020	38,972
375,000	Verizon Owner Trust, Series 2016-1A^	1.42%	01/20/2021	373,169
98,430	VOLT LIV LLC, Series 2017-NPL1 A1#^	3.50%	02/25/2047	98,331
150,000	VOLT LV LLC, Series 2017-NPL2 A1#^	3.50%	03/25/2047	150,456
149,527	VOLT XXXIII LLC, Series 2015-NPL5 A1#^	3.50%	03/25/2055	150,458
122,678	VOLT XXXVII LLC, Series 2015-NPL11 A1#^	3.63%	07/25/2045	123,535
166,675	VOLT XXXVIII LLC, Series 2015-NPL12 A1#^	3.88%	09/25/2045	168,266
750,000	Voya CLO, Ltd., Series 2013-1A#^	4.52%	04/15/2024	749,437
98,102	VSE VOI Mortgage LLC, Series 2016-A^	2.54%	07/20/2033	97,768
100,000	Westlake Automobile Receivables Trust, Series 2016-2A B^	2.30%	11/15/2019	100,286
100,000	Westlake Automobile Receivables Trust, Series 2015-1A C^	2.29%	11/16/2020	100,209
175,000	Westlake Automobile Receivables Trust, Series 2016-1A C^	3.29%	09/15/2021	177,179
175,000	Westlake Automobile Receivables Trust, Series 2016-3A B^	2.07%	12/15/2021	174,547
175,000	Westlake Automobile Receivables Trust, Series 2016-3A C^	2.46%	01/18/2022	174,409
305,000	Westlake Automobile Receivables Trust, Series 2017-1A C#^	2.70%	10/17/2022	305,861
Total Asset Backed Securities (Cost $27,198,604)				27,294,005

Municipal Bonds - 2.4%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	273,953
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,310,928
800,000	North Texas Tollway Authority	8.91%	02/01/2030	925,960
Total Municipal Bonds (Cost $2,494,644)				2,510,841

U.S. Treasury Notes - 8.2%
6,720,000	United States Treasury Note†	0.75%	10/31/2017	6,713,045
2,100,000	United States Treasury Note	1.50%	08/15/2026	1,943,239
Total U.S. Treasury Notes (Cost $8,637,729)				8,656,284

Par Value/Shares
Short-Term Investments - 12.4%
Money Market Funds - 11.9%
12,612,896	First American Treasury Obligations Fund - Class Z, 0.61%*			12,612,896
U.S. Treasury Bills - 0.5%
515,500	United States Treasury Bill†			515,315
Total Short-Term Investments (Cost $13,128,211)				13,128,211
Total Investments - 112.8% (Cost $119,293,322)				119,472,594
Liabilities in Excess of Other Assets - (12.8)%				(13,538,356)
NET ASSETS - 100.0%				$105,934,238

# Variable rate security. Rate disclosed is as of March 31, 2017.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of these securities amounted to $34,934,345 or 33.0% of net assets.

~ Interest Only Security
†All or a portion of this security is pledged as collateral in connection with open futures contracts.
* Annualized seven-day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments				$119,293,322
Gross unrealized appreciation				1,050,568
Gross unrealized depreciation				(871,296)
Net unrealized appreciation (depreciation)				$179,272

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Long
The Total Return Fund had the following open long futures contracts as of March 31, 2017:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures June 2017	22	06/30/17	$2,577,024	$2,589,984	$12,960
U.S. Treasury Long Bond Futures June 2017	20	06/21/17	2,988,846	3,016,875	28,029
U.S. Treasury Ultra Bond Futures June 2017	57	06/21/17	9,030,246	9,155,625	125,379
			$14,596,116	$14,762,484	$166,368

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Corporate Bonds & Notes	$-	$34,303,273	$-
Mortgage Backed Securities	$-	$33,579,980	$-
Asset Backed Securities	$-	$27,294,005	$-
Municipal Bonds	$-	$2,510,841	$-
U.S. Treasury Notes	$-	$8,656,284	$-
Short-Term Investments	$12,612,896	$515,315	$-
Total Investments	$12,612,896	$106,859,698	$-
Futures Contracts - Long*	$166,368	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Strategic Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Asset Backed Securities - 46.2%
207,241	Aircraft Certificate Owner Trust, Series 2003-A E^	7.00%	09/20/2022	223,303
75,691	American Credit Acceptance Receivables Trust, Series 2014-2 C^	3.59%	03/10/2020	75,988
150,000	American Credit Acceptance Receivables Trust, Series 2015-1 C^	4.29%	04/12/2021	152,866
175,000	American Credit Acceptance Receivables Trust, Series 2014-1 D^	5.20%	04/12/2021	176,161
19,353	AmeriCredit Automobile Receivables Trust, Series 2013-3 C	2.38%	06/10/2019	19,410
104,000	AmeriCredit Automobile Receivables Trust, Series 2014-2 B	1.60%	07/08/2019	104,077
103,256	AmeriCredit Automobile Receivables Trust, Series 2013-4 C	2.72%	09/09/2019	103,665
205,000	AmeriCredit Automobile Receivables Trust, Series 2014-2 C	2.18%	06/08/2020	206,037
280,000	AmeriCredit Automobile Receivables Trust, Series 2013-2 E^	3.41%	10/08/2020	281,788
555,000	AmeriCredit Automobile Receivables Trust, Series 2015-2 C	2.40%	01/08/2021	559,895
1,000,000	Atlas Senior Loan Fund IV, Ltd., Series 2013-2A A3L#^	3.74%	02/17/2026	1,000,278
500,000	Babson CLO, Ltd., Series 2013-I#^	4.53%	04/20/2025	500,836
197,047	Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1 M#^	3.13%	10/25/2028	197,704
150,261	Bayview Opportunity Master Fund IVb Trust, Series 2016-RN4 A1#^	3.47%	10/28/2031	151,200
194,291	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1 A1#^	3.60%	01/28/2032	194,255
1,000,000	BlueMountain CLO, Ltd, Series 2014-1A D#^	4.49%	04/30/2026	1,001,334
750,000	BlueMountain CLO, Ltd, Series 2015-2A D#^	4.57%	07/19/2027	754,518
1,500,000	BlueMountain CLO, Ltd., Series 2015-3A B#^	4.13%	10/20/2027	1,515,859
400,000	Capital Auto Receivables Asset Trust, Series 2014-1 B	2.22%	01/22/2019	401,165
1,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-1A BR#^	2.82%	04/17/2025	1,002,346
85,033	Continental Airlines Trust, Series 2000-1 A-1	8.05%	05/01/2022	93,217
32,483	CPS Auto Receivables Trust, Series 2014-B A^	1.11%	11/15/2018	32,473
48,438	CPS Auto Receivables Trust, Series 2014-C A^	1.31%	02/15/2019	48,415
82,345	CPS Auto Receivables Trust, Series 2016-D A^	1.50%	06/15/2020	82,176
200,000	CPS Auto Receivables Trust, Series 2017-A B#^	2.68%	05/17/2021	199,640
62,634	Dell Equipment Finance Trust, Series 2015-1^	1.30%	03/23/2020	62,662
150,000	Drive Auto Receivables Trust, Series 2017-B^	2.20%	05/15/2020	150,066
43,555	DT Auto Owner Trust, Series 2015-2^	1.88%	05/15/2019	43,578
130,000	DT Auto Owner Trust, Series 2015-3^	2.46%	11/15/2019	130,417
85,000	DT Auto Owner Trust, Series 2016-1^	2.79%	05/15/2020	85,337
9,342	Exeter Automobile Receivables Trust, Series 2014-1A B^	2.42%	01/15/2019	9,345
102,421	Exeter Automobile Receivables Trust, Series 2016-3A A^	1.84%	11/16/2020	102,271
476,634	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	527,276
500,000	Finn Square CLO, Ltd., Series 2012-1A C#^	4.76%	12/24/2023	500,093
68,649	Flagship Credit Auto Trust, Series 2016-3^	1.61%	12/16/2019	68,608
300,000	Flagship Credit Auto Trust, Series 2014-2^	2.84%	11/16/2020	302,215
1,000,000	GoldenTree Loan Management CLO, Ltd., Series 2017-1A C#^+	3.38%	04/20/2029	1,000,000
1,000,000	Grippen Park CLO, Ltd., Series 2017#^	3.55%	01/20/2030	1,005,942
1,500,000	Highbridge Loan Management, Ltd., Series 4A-2014 A2A#^	3.09%	07/28/2025	1,500,319
1,500,000	Highbridge Loan Management, Ltd., Series 4A-2014 B#^	4.04%	07/28/2025	1,501,553
1,000,000	Highbridge Loan Management, Ltd., Series 7A-2015 D#^	4.79%	11/15/2026	1,001,323
2,000,000	Highbridge Loan Management, Ltd., Series 6A-2015 C#^	4.10%	05/05/2027	2,001,140
54,266	Hilton Grand Vacations Trust, Series 2013-A A^	2.28%	01/25/2026	54,110
150,000	Hilton Grand Vacations Trust, Series 2017-AA A^	2.66%	12/26/2028	149,995
825,000	Madison Park Funding XVII, Ltd., Series 2015-17A B#^	3.04%	07/21/2027	825,195
500,000	Madison Park Funding XVII, Ltd., Series 2015-17A C#^	3.94%	07/21/2027	500,115
89,829	MVW Owner Trust, Series 2016-1A A^	2.25%	12/20/2033	88,587
750,000	Octagon Investment Partners 24, Ltd., Series 2015-1A A-2#^	3.00%	05/21/2027	750,184
1,000,000	Octagon Investment Partners 30, Ltd., Series 2017-1A B#^	3.38%	03/17/2030	1,001,138
500,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR#^	3.07%	04/15/2026	502,500
1,000,000	Octagon Investment Partners XVI, Ltd., Series 2013-1A D#^	4.37%	07/17/2025	991,379
1,000,000	Octagon Investment Partners XXII, Ltd., Series 2014-1A B-2#^	3.34%	11/25/2025	1,000,306
1,000,000	Octagon Investment Partners XXII, Ltd., Series 2014-1A C-1#^	4.29%	11/25/2025	1,000,399
185,276	Orange Lake Timeshare Trust, Series 2016-A A^	2.61%	03/08/2029	183,206
150,000	OSCAR U.S. Funding Trust, Series 2014-1A A4^	2.55%	12/15/2021	148,376
50,000	OSCAR U.S. Funding Trust V, Series 2016-2A A2B#^	2.31%	11/15/2019	50,101
170,000	OSCAR U.S. Funding Trust VI LLC, Series 2017-1A A2B#^	0.80%	05/11/2020	170,003
1,000,000	OZLM Funding IV, Ltd., Series 2013-4A A2#^	2.79%	07/22/2025	1,000,150
500,000	OZLM XII, Ltd., Series 2015-12A C#^	4.74%	04/30/2027	502,101
1,000,000	OZLM XIII, Ltd., Series 2015-13A A2#^	3.14%	07/30/2027	1,005,197
200,000	Prestige Auto Receivables Trust, Series 2014-1A B^	1.91%	04/15/2020	200,155
151,052	Prestige Auto Receivables Trust, Series 2015-1 A3^	1.53%	02/15/2021	151,130
1,000,000	Regatta Funding L.P., Series 2013-2A BR#^	3.92%	01/15/2029	1,010,400
1,500,000	Regatta III Funding, Ltd., Series 2014-1A A2#^	3.12%	04/15/2026	1,501,478
163,742	Santander Drive Auto Receivables Trust, Series 2013-5 C	2.25%	06/17/2019	164,187
25,472	Santander Drive Auto Receivables Trust, Series 2014-5 B	1.76%	09/16/2019	25,487
182,660	Santander Drive Auto Receivables Trust, Series 2015-1 B	1.97%	11/15/2019	182,941
142,466	Santander Drive Auto Receivables Trust, Series 2013-4 C	3.25%	01/15/2020	143,126
149,956	Santander Drive Auto Receivables Trust, Series 2014-1 C	2.36%	04/15/2020	150,464
261,000	Santander Drive Auto Receivables Trust, Series 2015-4 B	2.26%	06/15/2020	262,183
400,000	Santander Drive Auto Receivables Trust, Series 2016-1 B	2.47%	12/15/2020	403,571
200,000	Sierra Receivables Funding Co. LLC, Series 2017-1A A^	2.91%	03/20/2034	201,474
195,357	Sierra Timeshare Receivables Funding LLC, Series 2014-3A A^	2.30%	10/20/2031	195,482
78,369	Sierra Timeshare Receivables Funding LLC, Series 2015-2A A^	2.43%	06/20/2032	78,334

78,375	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	78,726
79,384	Sierra Timeshare Receivables Funding LLC, Series 2016-2A A^	2.33%	07/20/2033	79,397
118,259	Sierra Timeshare Receivables Funding LLC, Series 2016-3A A^	2.43%	10/20/2033	117,041
202,492	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	224,007
1,000,000	Stewart Park CLO, Ltd., Series 2015-1A B#^	3.02%	04/15/2026	1,001,270
1,000,000	Stewart Park CLO, Ltd., Series 2015-1A C#^	3.92%	04/15/2026	1,001,974
102,045	SVO VOI Mortgage LLC, Series 2012-AA A^	2.00%	09/20/2029	101,056
70,599	TCF Auto Receivables Owner Trust, Series 2016-1A A2^	1.39%	11/15/2019	70,538
316,709	TCF Auto Receivables Owner Trust, Series 2016-PT1A A^	1.93%	06/15/2022	316,416
37,428	US Airways Pass Through Trust, Series 1999-1 A	8.36%	07/20/2020	38,972
375,000	Verizon Owner Trust, Series 2016-1^	1.42%	01/20/2021	373,169
98,430	VOLT LIV LLC, Series 2017-NPL1 A1#^	3.50%	02/25/2047	98,331
150,000	VOLT LV LLC, Series 2017-NPL2 A1#^	3.50%	03/25/2047	150,456
149,527	VOLT XXXIII LLC, Series 2015-NPL5 A1#^	3.50%	03/25/2055	150,458
131,910	VOLT XXXV, Series 2016-NPL9 A1#^	3.50%	09/25/2046	132,209
122,678	VOLT XXXVII LLC, Series 2015-NPL11 A1#^	3.63%	07/25/2045	123,535
166,675	VOLT XXXVIII LLC, Series 2015-NPL12 A1^	3.88%	09/25/2045	168,266
500,000	Voya CLO, Ltd., Series 2013-1#^	4.52%	04/15/2024	499,625
1,000,000	Voya CLO, Ltd., Series 2015-1A A2#^	3.12%	04/18/2027	1,001,138
1,000,000	Voya CLO, Ltd., Series 2015-1A B#^	4.02%	04/18/2027	1,000,260
1,000,000	Voya CLO, Ltd., Series 2016-3A C#^	4.67%	10/18/2027	1,003,685
98,102	VSE VOI Mortgage LLC, Series 2016-A A^	2.54%	07/20/2033	97,768
100,000	Westlake Automobile Receivables Trust, Series 2016-2A B^	2.30%	11/15/2019	100,286
100,000	Westlake Automobile Receivables Trust, Series 2015-1A C^	2.29%	11/16/2020	100,209
148,000	Westlake Automobile Receivables Trust, Series 2015-3A B^	2.21%	05/17/2021	148,194
175,000	Westlake Automobile Receivables Trust, Series 2016-1A C^	3.29%	09/15/2021	177,179
75,000	Westlake Automobile Receivables Trust, Series 2016-3A B^	2.07%	12/15/2021	74,806
75,000	Westlake Automobile Receivables Trust, Series 2016-3A C^	2.46%	01/18/2022	74,747
305,000	Westlake Automobile Receivables Trust, Series 2017-1A C#^	2.70%	10/17/2022	305,861
Total Asset Backed Securities (Cost $42,328,235)				42,473,784

Mortgage Backed Securities - 33.8%
200,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY#^	1.96%	09/15/2026	200,289
250,000	Chicago Skyscraper Trust, Series 2017-SKY B#^	2.01%	04/15/2030	250,277
250,000	Chicago Skyscraper Trust, Series 2017-SKY C#^	2.16%	04/15/2030	250,302
100,000	Cosmopolitan Hotel Trust, Series 2016-COSMO#^	3.56%	11/15/2033	101,550
250,000	CSMC, Series 2017-HD B#^	2.20%	02/15/2031	250,239
250,000	CSMC, Series 2017-HD C#^	2.55%	02/15/2031	250,322
200,000	CSMC Trust, Series 2014-TIKI#^	1.86%	09/15/2038	199,579
141,237	FHLMC PC, Pool# E0-1654	5.00%	06/01/2019	145,618
137,160	FHLMC PC, Pool# J0-7911	5.50%	05/01/2023	145,623
119,188	FHLMC PC, Pool# J0-8035	5.50%	06/01/2023	126,301
67,930	FHLMC PC, Pool# J0-8654	6.00%	09/01/2023	72,327
62,633	FHLMC PC, Pool# N3-1000	4.50%	08/01/2033	66,408
804,123	FHLMC REMIC, Series 4107	3.00%	08/15/2027	182,590
87,926	FHLMC REMIC, Series 3878	3.00%	04/15/2041	89,600
2,177,795	FHLMC REMIC, Series 4143	3.50%	09/15/2042	265,461
1,163,337	FHLMC REMIC, Series 4495	3.50%	07/15/2045	221,882
275,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	262,203
94,105	FHLMC STACR Debt Notes, Series 2014-DN1#	1.98%	02/26/2024	94,177
700,000	FHLMC STACR Debt Notes, Series 2014-HQ2#	3.18%	09/25/2024	720,518
107,880	FHLMC STACR Debt Notes, Series 2015-HQ2#	2.08%	05/27/2025	108,151
695,000	FHLMC STACR Debt Notes, Series 2015-HQ2#	2.93%	05/27/2025	709,871
700,000	FHLMC STACR Debt Notes, Series 2015-DNA1#	2.83%	10/25/2027	715,902
983,231	FHLMC STACR Debt Notes, Series 2015-DNA3#	3.83%	04/25/2028	1,020,336
500,000	FHLMC STACR Debt Notes, Series 2016-DNA1#	3.88%	07/25/2028	521,087
288,805	FHLMC STACR Debt Notes, Series 2016-HQA1#	2.73%	09/25/2028	290,658
280,000	FHLMC STACR Debt Notes, Series 2016-DNA2#	3.18%	10/25/2028	285,247
2,662,392	FHMS, Series K-023#†	1.29%	08/25/2022	151,032
3,486,287	FHMS, Series K-046#†	0.38%	03/25/2025	90,544
810,277	FHMS, Series K-055#†	1.37%	03/25/2026	80,268
1,638,784	FHMS, Series K-056#†	1.39%	05/25/2026	149,734
699,482	FHMS, Series K-057#†	1.19%	07/25/2026	61,638
681,555	FHMS, Series K-058#†	0.93%	08/25/2026	48,044
2,918,909	FHMS, Series K-059#†	0.32%	09/25/2026	73,806
560,000	FHMS, Series K-060#†	1.89%	12/25/2044	75,949
6,054,388	FHMS, Series K-061#†	0.18%	11/25/2026	99,072
2,793,629	FHMS, Series K-062#†	0.31%	12/25/2026	74,349
2,039,786	FHMS, Series K-721#†	0.34%	08/25/2022	31,863
1,110,851	FHMS, Series K-722#†	1.31%	03/25/2023	71,173
1,749,074	FHMS, Series K-723#†	0.96%	08/25/2023	87,633
675,000	FHMS, Series K-724#†	1.88%	12/25/2044	70,438
31,044	FNMA, Pool# 673194	5.50%	02/01/2018	31,324
8,237	FNMA, Pool# 722057	5.50%	07/01/2018	8,344
9,135	FNMA, Pool# 931676	5.50%	01/01/2019	9,343
16,675	FNMA, Pool# 774887	5.50%	05/01/2019	17,042
31,746	FNMA, Pool# 794149	5.50%	08/01/2019	32,573
84,824	FNMA, Pool# MA0208	5.00%	09/01/2019	87,330
10,521	FNMA, Pool# 778775	5.50%	09/01/2019	10,772
55,004	FNMA, Pool# 255359	5.50%	09/01/2019	56,960

47,827	FNMA, Pool# 785732	5.50%	11/01/2019	49,104
71,017	FNMA, Pool# 255645	4.00%	01/01/2020	73,447
71,033	FNMA, Pool# AC0884	5.00%	07/01/2020	73,085
14,552	FNMA, Pool# 826868	5.50%	08/01/2020	14,975
141,497	FNMA, Pool# MA0620	4.50%	11/01/2020	145,209
66,718	FNMA, Pool# 879409	5.50%	02/01/2021	70,336
35,651	FNMA, Pool# 745562	5.50%	04/01/2021	37,365
62,265	FNMA, Pool# AD0230	5.50%	05/01/2021	65,654
10,973	FNMA, Pool# 745525	5.50%	05/01/2021	11,576
13,465	FNMA, Pool# 936481	5.50%	07/01/2021	14,206
8,821	FNMA, Pool# 889849	5.50%	09/01/2021	9,048
16,575	FNMA, Pool# 888555	5.50%	09/01/2021	17,355
16,825	FNMA, Pool# 908560	5.50%	01/01/2022	17,566
10,253	FNMA, Pool# 889716	5.50%	10/01/2022	10,882
9,538	FNMA, Pool# 889198	5.50%	11/01/2022	9,978
74,684	FNMA, Pool# 911073	5.50%	12/01/2022	79,470
23,412	FNMA, Pool# 972932	5.50%	02/01/2023	24,740
35,734	FNMA, Pool# 995460	5.50%	12/01/2023	37,973
11,407	FNMA, Pool# 995217	5.50%	12/01/2023	12,151
21,112	FNMA, Pool# 930334	5.50%	01/01/2024	22,704
13,553	FNMA, Pool# AE0467	5.50%	03/01/2024	14,472
13,041	FNMA, Pool# AD0365	5.50%	09/01/2024	13,861
100,393	FNMA, Pool# AL1081	5.00%	07/01/2025	105,141
64,745	FNMA, Pool# AL0517	5.50%	08/01/2025	68,465
375,793	FNMA, Pool# 813714#	2.60%	01/01/2035	393,667
429,291	FNMA, Pool# 815323#	2.79%	01/01/2035	446,590
211,609	FNMA, Pool# 910181#	3.47%	03/01/2037	222,185
897,047	FNMA, Pool# 915191#	2.85%	04/01/2037	947,366
463,392	FNMA, Pool# AL6262#	4.40%	04/01/2038	487,156
296,667	FNMA, Pool# 965184#	2.83%	09/01/2038	318,451
630,530	FNMA, Pool# AU6230	5.00%	09/01/2043	690,369
267,512	FNMA, Pool# 947512#	3.00%	09/01/2047	279,484
150,544	FNMA REMIC Trust, Series 2002-16	6.00%	04/25/2022	160,888
7,500,000	FNMA, 2.5%, Due TBA April	2.50%	04/15/2032	7,504,102
7,500,000	FNMA, 3.0%, Due TBA April	3.00%	04/15/2032	7,690,542
200,000	FREMF Mortgage Trust, Series 2016-K723#^	3.58%	10/25/2039	188,788
90,000	FREMF Mortgage Trust, Series 2011-K10#^	4.63%	11/25/2049	95,629
250,000	FREMF Mortgage Trust, Series 2016-K724#^	3.50%	12/25/2049	237,112
88,687	GNMA, Pool# 595733X	5.50%	06/15/2020	91,821
139,926	GNMA, Pool# 676872X	4.50%	03/15/2023	144,918
91,407	GNMA, Pool# 689452X	5.50%	07/15/2023	94,227
321,033	GNMA, Pool# 004527M	5.00%	09/20/2024	346,976
90,769	GNMA, Pool# 005244M	4.50%	11/20/2026	96,383
680,019	GNMA REMIC Trust, Series 2014-45#†	0.78%	07/16/2054	32,782
524,106	GNMA REMIC Trust, Series 2014-135#†	0.84%	01/16/2056	28,526
536,662	GNMA REMIC Trust, Series 2015-172#†	0.94%	03/16/2057	35,814
714,671	GNMA REMIC Trust, Series 2016-40#†	0.81%	07/16/2057	45,608
566,735	GNMA REMIC Trust, Series 2016-56#†	1.00%	11/16/2057	44,097
614,795	GNMA REMIC Trust, Series 2016-127#†	0.96%	05/16/2058	48,281
653,710	GNMA REMIC Trust, Series 2016-98#†	0.98%	05/16/2058	49,991
622,873	GNMA REMIC Trust, Series 2016-110#†	1.05%	05/16/2058	49,343
200,000	JPMCC, Series 2016-ASH A#^	2.41%	10/15/2034	201,006
200,000	MSC, Series 2017-PRME B#^	2.26%	02/15/2034	199,172
Total Mortgage Backed Securities (Cost $30,983,482)				31,135,786

Corporate Bonds & Notes - 19.1%
140,000	21st Century Fox America, Inc.	3.00%	09/15/2022	140,057
250,000	Activision Blizzard, Inc.^	6.13%	09/15/2023	270,719
400,000	AerCap Ireland Capital DAC	3.50%	05/26/2022	403,514
300,000	American Tower Corp.	3.40%	02/15/2019	306,844
310,000	Analog Devices, Inc.	3.90%	12/15/2025	318,110
500,000	Ball Corp.	5.00%	03/15/2022	529,375
300,000	Broadcom Corp./Broadcom Cayman Finance, Ltd.^	3.88%	01/15/2027	302,179
134,000	Brookfield Residential Properties, Inc.^	6.13%	07/01/2022	138,690
300,000	Capital One Financial Corp.#	5.55%	12/29/2049	312,000
350,000	Carrizo Oil & Gas, Inc.	7.50%	09/15/2020	364,000
300,000	Carrols Restaurant Group, Inc.	8.00%	05/01/2022	321,750
200,000	Clorox Co.	3.05%	09/15/2022	204,270
200,000	CommScope Technologies LLC^	6.00%	06/15/2025	210,500
100,000	CommScope Technologies LLC^	5.00%	03/15/2027	100,095
500,000	Cornerstone Chemical Co.^	9.38%	03/15/2018	503,750
220,000	Crown Castle International Corp.	4.88%	04/15/2022	236,918
300,000	Dana, Inc.	6.00%	09/15/2023	314,250
650,000	Dollar Tree, Inc.	5.75%	03/01/2023	695,500
150,000	E*TRADE Financial Corp.	5.38%	11/15/2022	157,190
500,000	Ecolab, Inc.	2.00%	01/14/2019	503,563
300,000	Education Realty Operating Partnership L.P.	4.60%	12/01/2024	302,761
250,000	Equinix, Inc.	5.88%	01/15/2026	266,562
250,000	Equinix, Inc.	5.38%	05/15/2027	258,750
100,000	Fidelity National Information Services, Inc.	5.00%	10/15/2025	108,948

500,000	Harris Corp.	3.83%	04/27/2025	509,853
250,000	High Ridge Brands Co.^	8.88%	03/15/2025	255,625
470,000	HollyFrontier Corp.	5.88%	04/01/2026	499,862
100,000	Interface Master Holdings, Inc.^	12.50%	08/01/2018	94,250
500,000	Interface Security Systems Holdings, Inc.	9.25%	01/15/2018	501,875
300,000	JB Hunt Transport Services, Inc.	2.40%	03/15/2019	302,752
325,000	Koppers, Inc.^	6.00%	02/15/2025	336,375
550,000	Lamar Media Corp.	5.75%	02/01/2026	590,562
185,000	Mallinckrodt International Finance S.A.^	5.75%	08/01/2022	183,242
400,000	Martin Marietta Materials, Inc.	4.25%	07/02/2024	413,666
125,000	Mercer International, Inc.	7.75%	12/01/2022	134,412
300,000	Meritor, Inc.	6.25%	02/15/2024	309,000
150,000	Micron Technology, Inc.	5.88%	02/15/2022	157,313
500,000	Micron Technology, Inc.^	7.50%	09/15/2023	559,375
350,000	MPLX L.P.	4.88%	12/01/2024	368,750
300,000	Mylan NV	3.95%	06/15/2026	294,207
300,000	Mylan, Inc.	2.60%	06/24/2018	302,368
450,000	NOVA Chemicals Corp.^	5.25%	08/01/2023	461,813
165,000	Outfront Media Capital LLC	5.88%	03/15/2025	173,456
495,000	Reliance Steel & Aluminum Co.	4.50%	04/15/2023	517,223
400,000	Sabine Pass Liquefaction LLC^	4.20%	03/15/2028	395,984
232,000	ServiceMaster Co. LLC	7.45%	08/15/2027	254,620
500,000	SESI LLC	6.38%	05/01/2019	501,250
150,000	Springs Industries, Inc.	6.25%	06/01/2021	154,875
300,000	Synovus Financial Corp.#	5.75%	12/15/2025	319,013
370,000	TechnipFMC PLC^	3.45%	10/01/2022	367,331
100,000	United Rentals North America, Inc.	4.63%	07/15/2023	103,375
210,000	Verisk Analytics, Inc.	4.00%	06/15/2025	213,806
350,000	Verizon Communications, Inc.#	2.14%	03/16/2022	353,432
350,000	Versum Materials, Inc.^	5.50%	09/30/2024	362,688
325,000	Viking Cruises, Ltd.^	8.50%	10/15/2022	338,406
Total Corporate Bonds & Notes (Cost $17,416,422)				17,601,054

Municipal Bonds - 3.7%
500,000	Houston Texas Airport System	5.00%	07/15/2020	525,770
640,000	New York Transportation Development Corp.	5.00%	08/01/2026	672,838
225,000	North Texas Tollway Authority	8.91%	02/01/2030	260,404
500,000	Public Finance Authority^	5.00%	09/01/2030	515,915
400,000	Utah Charter School Finance Authority	5.80%	06/15/2038	405,940
650,000	Washington State Housing Finance Commission^	4.00%	01/01/2024	636,447
370,000	Yamhill County Hospital Authority	3.50%	11/15/2020	365,601
Total Municipal Bonds (Cost $3,412,286)				3,382,915

Par Values/Shares
Preferred Stocks - 0.1%
2,400	AGNC Investment Corp., Series B, 7.75%			62,376
Total Preferred Stocks (Cost $61,102)				62,376

Mutual Funds - 1.0%
17,204	BlackRock MuniYield Michigan Quality Fund			233,975
9,600	Nuveen Massachusetts Quality Municipal Income Fund			131,712
9,184	Nuveen Michigan Quality Municipal Income Fund			122,331
6,063	Nuveen Pennsylvania Quality Municipal Income Fund			79,607
11,341	PIMCO California Municipal Income Fund III			133,597
11,168	PIMCO New York Municipal Income Fund II			128,320
12,940	PIMCO New York Municipal Income Fund III			124,483
Total Mutual Funds (Cost $1,006,305)				954,025

Exchange Traded Funds - 4.9%
51,268	iShares iBoxx $ High Yield Corporate Bond ETF			4,500,305
Total Exchange Traded Funds (Cost $4,421,401)				4,500,305

Short-Term Investments - 8.6%
Money Market Funds - 8.5%
7,802,187	First American Treasury Obligations Fund - Class Z, 0.61%*			7,802,187
U.S. Treasury Bills - 0.1%
100,000	United States Treasury Bill~			99,941
Total Short-Term Investments (Cost $7,902,128)				7,902,128
Total Investments - 117.4% (Cost $107,531,361)				108,012,373
Liabilities in Excess of Other Assets - (17.4)%				(16,044,935)
NET ASSETS - 100.0%				$91,967,438

#Variable rate security. Rate disclosed is as of March 31, 2017.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of these securities amounted to $47,583,956, or 51.7% of net assets.

†Interest Only Security
*Annualized seven-day yield as of March 31, 2017.
~This security is pledged as collateral in connection with open futures contracts.
+ Security is fair valued under supervision of the Board of Trustees

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments	$107,531,361
Gross unrealized appreciation	921,247
Gross unrealized depreciation	(440,235)
Net unrealized appreciation (depreciation)	$481,012

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Short
The Strategic Bond Fund had the following open short futures contracts as of March 31, 2017:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures June 2017	(97)	06/30/17	$(11,360,673)	$(11,419,477)	$(58,804)
			$(11,360,673)	$(11,419,477)	$(58,804)

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Asset Backed Securities	$-	$41,473,784	$1,000,000
Mortgage Backed Securities	$-	$31,135,786	$-
Corporate Bonds & Notes	$-	$17,601,054	$-
Municipal Bonds	$-	$3,382,915	$-
Preferred Stocks	$62,376	$-	$-
Mutual Funds	$954,025	$-	$-
Exchange Traded Funds	$4,500,305	$-	$-
Short-Term Investments	$7,802,187	$99,941	$-
Total Investments	$13,318,893	$93,693,480	$1,000,000
Futures Contracts - Short*	$(58,804)	$-	$-

* Unrealized Appreciation (Depreciation)

Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 97.2%
General Obligation Bonds - 33.9%
2,225,000	Anne Arundel County Maryland	5.00%	04/01/2022	2,590,946
1,305,000	Baltimore, Maryland	5.00%	10/15/2018	1,386,328
575,000	Baltimore County Maryland	5.00%	11/01/2017	589,225
3,000,000	Baltimore County Maryland	4.50%	09/01/2020	3,326,460
775,000	Cecil County Maryland	4.00%	02/01/2018	795,282
1,360,000	Cecil County Maryland	4.00%	12/01/2021	1,511,137
1,390,000	Charles County Maryland	5.00%	11/01/2019	1,530,168
1,970,000	Charles County Maryland	5.00%	11/01/2021	2,284,333
1,145,000	Easton, Town of Maryland	4.00%	02/01/2020	1,234,573
1,145,000	Easton, Town of Maryland	4.00%	02/01/2021	1,257,050
1,000,000	Frederick, Maryland	5.00%	09/01/2017	1,017,950
1,120,000	Maryland National Capital Park & Planning Commission	5.00%	01/15/2019	1,199,744
1,085,000	Maryland National Capital Park & Planning Commission	5.00%	01/15/2020	1,199,457
835,000	Maryland State	5.25%	08/15/2017	849,086
1,000,000	Maryland State	5.00%	11/01/2019	1,099,310
3,145,000	Maryland State	5.00%	08/01/2023	3,752,771
1,945,000	Maryland State	5.00%	08/01/2023	2,278,762
1,145,000	Montgomery County Maryland	5.00%	12/01/2018	1,221,578
5,000,000	Montgomery County Maryland	5.00%	11/01/2023	5,979,800
5,000,000	Montgomery County Maryland	5.00%	12/01/2024	5,993,500
3,320,000	Prince George's County Maryland	5.00%	09/15/2026	3,824,939
1,380,000	Talbot County Maryland	5.00%	12/15/2018	1,474,268
1,270,000	Talbot County Maryland	5.00%	12/15/2019	1,400,835
1,645,000	Washington Suburban Sanitary Commission	5.00%	06/01/2023	1,957,451
1,405,000	Washington Suburban Sanitary Commission	5.00%	06/01/2025	1,718,540
1,940,000	Wicomico County Maryland	4.00%	11/01/2019	2,082,706
1,985,000	Wicomico County Maryland	4.00%	11/01/2020	2,170,776
2,040,000	Wicomico County Maryland	4.00%	11/01/2021	2,265,644
2,225,000	Worcester County Maryland	5.00%	03/01/2023	2,626,613
				60,619,232
Revenue Bonds - 63.3%
1,000,000	Baltimore, Maryland	5.00%	07/01/2028	1,198,820
1,320,000	Baltimore, Maryland	5.00%	07/01/2028	1,582,442
520,000	Baltimore, Maryland	5.00%	06/15/2030	568,610
670,000	Baltimore, Maryland	5.00%	06/15/2033	722,414
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,674,155
2,375,000	Frederick County Maryland	5.50%	07/01/2040	2,448,506
1,000,000	Harris County Cultural Education Facilities Finance Corp.	5.00%	01/01/2037	1,050,650
4,800,000	Houston Texas Airport System	5.00%	07/15/2020	5,026,176
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,121,920
1,000,000	Maryland Community Development Administration	3.25%	03/01/2036	979,180
1,185,000	Maryland Economic Development Corp.	5.25%	07/01/2024	1,197,111
1,025,000	Maryland Economic Development Corp.#	2.55%	12/01/2025	1,020,961
700,000	Maryland Economic Development Corp.	5.00%	06/01/2027	758,625
400,000	Maryland Economic Development Corp.	5.00%	07/01/2027	433,220
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	921,315
2,300,000	Maryland Economic Development Corp.	5.75%	06/01/2035	2,473,029
10,000,000	Maryland Economic Development Corp.#	0.89%	02/15/2043	10,000,000
2,500,000	Maryland Industrial Development Financing Authority, Series B#	0.95%	09/01/2040	2,499,550
500,000	Maryland State Department of Transportation	4.00%	05/15/2020	501,990
1,000,000	Maryland State Department of Transportation	5.00%	12/15/2020	1,134,070
1,055,000	Maryland State Department of Transportation	4.00%	05/15/2022	1,178,045
2,400,000	Maryland State Department of Transportation	4.00%	05/15/2024	2,545,104
35,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2018	35,374
215,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2018	217,116
260,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2018	272,615
1,000,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	1,126,860

500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	589,085
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	562,440
465,000	Maryland State Health & Higher Educational Facilities	5.50%	07/01/2024	491,161
1,000,000	Maryland State Health & Higher Educational Facilities	6.00%	07/01/2025	1,142,860
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,460,537
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,742,760
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	493,723
2,500,000	Maryland State Health & Higher Educational Facilities	5.25%	07/01/2026	2,899,300
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,839,715
2,620,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	3,040,458
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	106,016
1,130,000	Maryland State Health & Higher Educational Facilities	6.25%	07/01/2031	1,275,454
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	316,506
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,187,112
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	273,227
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,387,988
235,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	255,034
15,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	15,711
200,000	Maryland State Health & Higher Educational Facilities	4.50%	07/01/2035	200,286
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	465,449
3,400,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2040	3,779,814
1,015,000	Maryland State Health & Higher Educational Facilities	4.75%	07/01/2047	1,020,237
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	4,848,232
1,000,000	Maryland State Transportation Authority	5.00%	06/01/2022	1,135,900
9,000,000	Maryland State Transportation Authority	5.00%	07/01/2036	9,429,210
2,525,000	Maryland Water Quality Financing Administration	5.00%	03/01/2020	2,801,765
3,500,000	Metropolitan Washington Airports Authority	5.00%	10/01/2021	3,568,600
1,200,000	Montgomery County Maryland Housing Opportunities Commission	2.95%	01/01/2034	1,103,916
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2025	1,959,930
1,185,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,242,010
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,108,120
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,087,300
1,005,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2023	1,085,842
4,000,000	University System of Maryland	5.00%	04/01/2018	4,164,760
1,000,000	University System of Maryland	5.00%	04/01/2018	1,041,190
4,335,000	University System of Maryland	5.00%	04/01/2022	5,044,596
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,177,270
				113,031,372
Total Municipal Bonds (Cost $173,825,362)				173,650,604

Shares
Short-Term Investments - 2.0%
Money Market Funds - 2.0%
3,629,008	First American Treasury Obligations Fund - Class Z, 0.61%*			3,629,008
Total Short-Term Investments (Cost $3,629,008)				3,629,008
Total Investments - 99.2% (Cost $177,454,370)				177,279,612
Other Assets in Excess of Liabilities - 0.8%				1,471,833
NET ASSETS - 100.0%				$178,751,445

#Variable rate security. Rate disclosed is as of March 31, 2017.
*Annualized seven-day yield as of March 31, 2017.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of these securities amounted to $3,177,270 or 1.8% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments				$177,454,370
Gross unrealized appreciation				1,828,186
Gross unrealized depreciation				(2,002,944)
Net unrealized appreciation (depreciation)				$(174,758)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$173,650,604	$-
Short-Term Investments	$3,629,008	$-	$-
Total Investments	$3,629,008	$173,650,604	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 97.6%
General Obligation Bonds - 11.5%
2,000,000	Avondale School District	5.00%	05/01/2019	2,147,320
600,000	Bellwood, Village of Illinois	3.00%	12/01/2018	613,416
1,150,000	Clark County Nevada School District	5.00%	06/15/2025	1,193,861
1,320,000	Connecticut, State of	5.00%	10/15/2022	1,512,179
2,700,000	District of Columbia	5.00%	06/01/2022	2,718,603
2,000,000	Dover City Ohio School District	2.25%	05/04/2017	2,001,600
750,000	Jefferson County West Virginia Board of Education	4.00%	05/01/2017	752,032
1,500,000	New York, New York	5.00%	08/01/2027	1,786,065
3,880,000	Northside Texas Independent School District#	1.75%	06/01/2032	3,857,224
2,000,000	Northside Texas Independent School District#	2.00%	06/01/2046	2,016,100
1,000,000	Pennsylvania, Commonwealth of	5.00%	08/15/2022	1,154,780
1,000,000	Pennsylvania, Commonwealth of	5.00%	03/15/2027	1,156,370
2,000,000	State of Illinois	5.00%	11/01/2017	2,038,220
6,000,000	State of Texas	5.00%	08/01/2031	6,073,980
				29,021,750
Revenue Bonds - 86.1%
1,500,000	Alabama 21st Century Authority	5.00%	06/01/2017	1,510,125
550,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2019	559,245
565,000	AltaPointe Health Systems, Inc.	3.00%	05/01/2020	574,396
1,125,000	Arlington Texas Higher Education Finance Corp.	5.00%	02/15/2025	1,338,322
2,000,000	California State University	4.50%	11/01/2032	2,006,340
2,970,000	Central Texas Turnpike System	5.00%	08/15/2027	3,348,170
2,615,000	Chattanooga Tennessee Health Educational & Housing Facility Board	5.25%	01/01/2040	2,737,487
3,000,000	Chicago Illinois Midway International Airport	5.00%	01/01/2028	3,403,230
660,000	Chula Vista California Municipal Financing Authority	4.00%	09/01/2018	682,625
855,000	Chula Vista California Municipal Financing Authority	4.00%	09/01/2019	900,931
2,500,000	Clark County Nevada Department of Aviation	5.00%	07/01/2025	2,524,975
300,000	Colorado Health Facilities Authority	5.00%	12/01/2020	329,256
1,000,000	Colorado Health Facilities Authority	5.00%	06/01/2027	1,093,880
1,300,000	Colorado Health Facilities Authority	5.00%	12/01/2027	1,400,477
1,500,000	Colorado Health Facilities Authority	5.00%	12/01/2035	1,597,095
4,390,000	Cumberland County Pennsylvania Municipal Authority	4.00%	01/01/2033	4,374,547
720,000	Dallas Love Field	5.00%	11/01/2022	823,586
1,100,000	Denver Colorado Convention Center Hotel Authority	5.00%	12/01/2028	1,256,002
2,750,000	Denver, City & County of Colorado	5.25%	10/01/2032	2,782,670
2,000,000	Denver, City & County of Colorado Airport System	5.00%	11/15/2024	2,046,340
5,000,000	Denver, City & County of Colorado Airport System	5.00%	11/15/2030	5,111,750
1,700,000	Educational Enhancement Funding Corp. South Dakota	5.00%	06/01/2023	1,923,380
500,000	Florida Municipal Power Agency	5.25%	10/01/2023	530,705
3,355,000	Florida Municipal Power Agency	5.00%	10/01/2025	3,825,136
1,000,000	Harris County Texas Cultural Education Facilities Finance Corp.	5.00%	12/01/2035	1,093,650
1,000,000	Harris County-Houston Texas Sports Authority	5.00%	11/15/2028	1,148,370
1,760,000	Hawaii Department of Budget & Finance	4.60%	05/01/2026	1,759,930
4,000,000	Houston Texas Airport System	5.00%	07/15/2020	4,188,480
2,100,000	Houston Texas Airport System	5.00%	07/15/2020	2,208,234
5,000,000	Houston Texas Airport System	5.00%	07/01/2026	5,050,400
3,850,000	Houston Texas Airport System	5.00%	07/01/2029	4,070,374
1,000,000	Indiana Finance Authority	5.00%	09/15/2025	1,133,380
1,750,000	Indiana Finance Authority	5.00%	09/15/2028	1,941,222
500,000	Indiana Finance Authority	5.13%	03/01/2030	555,010
1,640,000	Kentucky State Property & Building Commission	5.00%	02/01/2021	1,843,754
205,000	Kentucky State Property & Building Commission	5.50%	11/01/2028	218,401
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	3,182,880
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,563,723
4,750,000	Lees Summit Missouri Industrial Development Authority	5.13%	08/15/2032	4,775,935
2,000,000	Louisiana Public Facilities Authority	3.50%	06/01/2030	2,004,540
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,091,590

1,500,000	Louisiana State Citizens Property Insurance Corp.	5.00%	06/01/2020	1,651,770
985,000	Lower Colorado River Texas Authority	5.50%	05/15/2036	1,065,277
150,000	Massachusetts Health & Educational Facilities Authority	5.00%	10/01/2024	152,978
1,015,000	Massachusetts Health & Educational Facilities Authority	5.50%	06/01/2034	1,065,425
1,895,000	Miami Beach Florida Health Facilities	5.00%	11/15/2029	2,060,926
1,000,000	Miami-Dade County Florida Health Facilities Authority	6.00%	08/01/2046	1,116,270
1,000,000	Michigan State Hospital Finance Authority	5.25%	11/15/2024	1,103,200
1,165,000	Mississippi Development Bank	5.50%	10/01/2021	1,313,922
1,010,000	Mississippi Development Bank	6.25%	10/01/2026	1,139,846
1,505,000	Mississippi Development Bank	6.50%	10/01/2031	1,686,819
1,000,000	Mobile Alabama Industrial Development Board#	1.63%	07/15/2034	1,003,920
1,500,000	Montgomery County Pennsylvania Industrial Development Authority#	2.55%	06/01/2029	1,497,615
1,600,000	Mountain House Public Financing Authority	5.00%	12/01/2027	1,636,608
2,565,000	Mountain House Public Financing Authority	5.00%	12/01/2032	2,617,352
1,000,000	New Hampshire Health and Education Facilities Authority Act	5.25%	10/01/2023	1,019,600
1,045,000	New Hampshire State Turnpike System	5.00%	04/01/2021	1,149,803
2,000,000	New Hope Cultural Education Facilities Corp.	5.00%	07/01/2024	2,235,080
1,000,000	New Hope Cultural Education Facilities Corp.	5.00%	04/01/2029	1,074,360
930,000	New Hope Cultural Education Facilities Corp.	5.00%	07/01/2031	938,844
1,000,000	New Hope Cultural Education Facilities Corp.	5.25%	07/01/2036	1,021,970
2,400,000	New Hope Cultural Education Facilities Corp.	5.00%	08/01/2039	2,455,680
1,250,000	New Hope Cultural Education Facilities Corp.	5.50%	07/01/2046	1,289,188
1,000,000	New Hope Cultural Education Facilities Corp.	5.75%	07/01/2051	1,048,110
3,955,000	New Jersey Educational Facilities Authority	5.00%	07/01/2023	4,583,291
2,375,000	New York City Industrial Development Agency	5.00%	01/01/2039	2,380,106
3,000,000	New York City Industrial Development Agency	5.00%	01/01/2046	3,006,450
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,557,453
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	2,029,315
5,000,000	Norman Y Mineta San Jose California International Airport	5.00%	03/01/2037	5,005,850
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,087,300
1,250,000	Palm Beach County Florida Health Facilities Authority	5.00%	12/01/2031	1,360,163
1,000,000	Park Creek Metropolitan District	5.00%	12/01/2022	1,129,220
1,000,000	Park Creek Metropolitan District	5.00%	12/01/2034	1,083,630
1,900,000	Pennsylvania Turnpike Commission	5.00%	12/01/2030	2,078,980
1,110,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2025	1,199,022
1,420,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2031	1,470,339
1,500,000	Public Finance Authority	2.63%	11/01/2025	1,446,210
1,300,000	Public Finance Authority^	5.00%	09/01/2030	1,341,379
755,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2017	759,983
2,510,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2018	2,618,633
1,000,000	St. Louis County Missouri Industrial Development Authority	5.00%	11/15/2041	979,140
1,000,000	St. Louis Missouri Parking Revenue	5.00%	12/15/2021	1,134,480
1,000,000	South Carolina Ports Authority	5.00%	07/01/2026	1,153,080
250,000	South Carolina Ports Authority	5.00%	07/01/2028	284,530
400,000	South Carolina Ports Authority	5.00%	07/01/2029	452,296
5,000,000	South Miami Florida Health Facilities Authority	5.00%	08/15/2032	5,060,850
1,900,000	Tarrant County Texas Cultural Education Facilities Finance Corp.	2.50%	12/01/2018	1,900,931
1,125,000	Tarrant County Texas Cultural Education Facilities Finance Corp.	5.00%	11/15/2021	1,268,246
1,185,000	Tarrant County Texas Cultural Education Facilities Finance Corp.	5.00%	11/15/2022	1,360,818
5,000,000	Tobacco Settlement Authority	5.00%	06/01/2017	5,034,250
1,115,000	Tobacco Settlement Authority	5.25%	06/01/2032	1,223,991
2,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2017	2,013,540
3,735,000	Tobacco Settlement Financing Corp.	5.00%	05/15/2019	3,960,669
1,000,000	Tulare California Public Financing Authority	5.38%	04/01/2035	1,040,330
5,000,000	University of Houston Texas	5.00%	02/15/2027	5,985,200
830,000	Vigo, County of Indiana	2.00%	07/15/2017	832,366
2,000,000	Waco Texas Educational Finance Corp.	5.00%	03/01/2028	2,069,940
5,000,000	Washington D.C. Convention & Sports Authority	5.00%	10/01/2025	5,016,850
1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	968,680
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	2,729,712
1,505,000	Washoe, County of Nevada	5.00%	02/01/2043	1,593,855
1,500,000	Wayne County Michigan Airport Authority	5.00%	12/01/2022	1,538,235
970,000	Wayne County Michigan Airport Authority	5.75%	12/01/2024	1,036,494

2,500,000	Wayne County Michigan Airport Authority	4.50%	12/01/2024	2,556,050
2,110,000	Western Riverside Water & Wastewater Financing Authority	5.00%	09/01/2029	2,404,345
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,769,519
1,730,000	Wisconsin Health & Educational Facilities Authority	5.00%	08/15/2028	1,907,394
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	676,390
200,000	Wisconsin, State of	5.75%	05/01/2033	219,160
1,800,000	Wisconsin, State of	5.75%	05/01/2033	1,967,490
910,000	Yamhill County Oregon Hospital Authority	4.00%	11/15/2026	906,369
480,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2031	505,838
460,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2036	477,779
1,085,000	Yamhill County Oregon Hospital Authority	5.00%	11/15/2046	1,094,841
				217,116,088
Total Municipal Bonds (Cost $248,905,823)				246,137,838

Shares
Short-Term Investments - 1.2%
Money Market Funds - 1.2%
3,078,862	First American Treasury Obligations Fund - Class Z, 0.61%*			3,078,862
Total Short-Term Investments (Cost $3,078,862)				3,078,862
Total Investments - 98.8% (Cost $251,984,685)				249,216,700
Other Assets in Excess of Liabilities - 1.2%				3,029,795
NET ASSETS - 100.0%				$252,246,495

# Variable rate security. Rate disclosed is as of March 31, 2017.
* Annualized seven-day yield as of March 31, 2017.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of these securities amounted to $5,039,771 or 2.0% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments				$251,984,685
Gross unrealized appreciation				1,076,787
Gross unrealized depreciation				(3,844,772)
Net unrealized appreciation (depreciation)				$(2,767,985)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Municipal Bonds	$-	$246,137,838	$-
Short-Term Investments	$3,078,862	$-	$-
Total Investments	$3,078,862	$246,137,838	$-

Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 108.6%
1,900,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY#^	1.96%	09/15/2026	1,902,743
1,600,000	Banc of America Commercial Mortgage Trust, Series 2017-BNK3	3.75%	02/17/2050	1,639,007
1,000,000	Chicago Skyscraper Trust, Series 2017-SKY A#^	1.71%	04/15/2030	1,001,227
1,000,000	Cosmopolitan Hotel Trust, Series 2016-COSMO#^	2.31%	11/15/2033	1,009,316
250,000	Cosmopolitan Hotel Trust, Series 2016-COSMO#^	3.01%	11/15/2033	252,973
250,000	Cosmopolitan Hotel Trust, Series 2016-COSMO#^	3.56%	11/15/2033	253,876
1,000,000	CSMC, Series 2017-HD A#^	1.80%	02/15/2031	1,001,299
500,000	CSMC, Series 2017-HD B#^	2.20%	02/15/2031	500,478
500,000	CSMC, Series 2017-HD C#^	2.55%	02/15/2031	500,645
1,600,000	CSMC Trust, Series 2014-TIKI#^	1.86%	09/15/2038	1,596,631
10,000,000	FHLMC Gold, 2.5%, Due TBA April	2.50%	04/15/2032	10,008,984
7,000,000	FHLMC Gold, 3.0%, Due TBA April	3.00%	04/15/2032	7,179,922
15,000,000	FHLMC Gold, 3.0%, Due TBA April	3.00%	04/15/2047	14,862,890
19	FHLMC PC, Pool# G1-1357	5.50%	01/01/2018	19
262	FHLMC PC, Pool# E0-1488	5.00%	10/01/2018	270
208,982	FHLMC PC, Pool# B1-0554	4.50%	11/01/2018	214,086
149	FHLMC PC, Pool# C9-0242	6.00%	12/01/2018	168
120,830	FHLMC PC, Pool# B1-2124	4.50%	02/01/2019	123,781
163,337	FHLMC PC, Pool# B1-2048	4.50%	02/01/2019	167,325
8,349	FHLMC PC, Pool# J0-9451	4.00%	03/01/2019	8,643
110,077	FHLMC PC, Pool# B1-2954	4.50%	03/01/2019	112,765
217,668	FHLMC PC, Pool# J1-1925	4.00%	04/01/2020	225,328
35,839	FHLMC PC, Pool# B1-9221	5.00%	04/01/2020	37,167
173,378	FHLMC PC, Pool# J1-2792	4.00%	08/01/2020	179,480
5,653	FHLMC PC, Pool# G1-1778	5.50%	10/01/2020	5,933
32,144	FHLMC PC, Pool# J1-4794	4.00%	03/01/2021	33,282
44,163	FHLMC PC, Pool# G1-8105	5.00%	03/01/2021	46,375
144	FHLMC PC, Pool# G1-1924	5.50%	03/01/2021	152
510	FHLMC PC, Pool# C9-0428	6.00%	03/01/2021	576
92,423	FHLMC PC, Pool# G1-1980	5.00%	04/01/2021	96,992
51	FHLMC PC, Pool# J0-1540	5.00%	04/01/2021	53
59,501	FHLMC PC, Pool# J0-1624	5.50%	04/01/2021	62,877
35,381	FHLMC PC, Pool# C9-0438	6.50%	04/01/2021	38,799
15,113	FHLMC PC, Pool# G1-3055	5.00%	05/01/2021	15,578
69,179	FHLMC PC, Pool# G1-2113	5.50%	05/01/2021	72,371
36,523	FHLMC PC, Pool# D9-4634	6.50%	05/01/2021	38,718
551	FHLMC PC, Pool# G1-2110	5.50%	06/01/2021	581
94,695	FHLMC PC, Pool# C9-0449	6.50%	06/01/2021	103,546
114,452	FHLMC PC, Pool# J0-3093	6.00%	07/01/2021	119,126
51,720	FHLMC PC, Pool# C9-0457	6.50%	07/01/2021	56,826
29,734	FHLMC PC, Pool# D9-4802	6.00%	08/01/2021	33,588
29,752	FHLMC PC, Pool# C9-0473	6.50%	08/01/2021	31,559
204,561	FHLMC PC, Pool# J0-6244	6.00%	09/01/2021	215,070
32,537	FHLMC PC, Pool# C9-0482	6.50%	09/01/2021	35,570
109,780	FHLMC PC, Pool# G1-2419	5.00%	10/01/2021	115,346
94,176	FHLMC PC, Pool# G1-2393	5.50%	10/01/2021	99,246
47,941	FHLMC PC, Pool# G1-3731	5.50%	11/01/2021	49,732
77,933	FHLMC PC, Pool# G8-0074	7.75%	12/17/2021	81,425
641	FHLMC PC, Pool# G1-2522	5.00%	02/01/2022	671
16,776	FHLMC PC, Pool# C9-0523	6.00%	02/01/2022	18,950
1,132	FHLMC PC, Pool# G1-2600	5.50%	03/01/2022	1,201
69,952	FHLMC PC, Pool# D9-5272	6.00%	04/01/2022	79,017
62,313	FHLMC PC, Pool# G1-2944	5.00%	05/01/2022	65,985
52,083	FHLMC PC, Pool# G1-8182	5.50%	05/01/2022	55,602
43,772	FHLMC PC, Pool# G1-3508	5.50%	05/01/2022	46,542
145,201	FHLMC PC, Pool# C9-0552	6.00%	06/01/2022	164,017

774	FHLMC PC, Pool# G1-2710	5.50%	07/01/2022	825
175,284	FHLMC PC, Pool# Z6-0016	5.50%	04/01/2023	194,273
39	FHLMC PC, Pool# 84-5640#	2.72%	08/01/2023	41
336,081	FHLMC PC, Pool# J0-8654	6.00%	09/01/2023	357,835
51,437	FHLMC PC, Pool# J2-7466	4.00%	02/01/2024	53,737
12,978	FHLMC PC, Pool# G1-3584	4.50%	06/01/2024	13,830
27,511	FHLMC PC, Pool# J1-1196	4.50%	11/01/2024	29,322
53,573	FHLMC PC, Pool# G1-3900	5.00%	12/01/2024	55,447
49,250	FHLMC PC, Pool# G1-5035	4.50%	07/01/2025	52,518
57,234	FHLMC PC, Pool# G1-4375	4.00%	07/01/2026	60,298
33,122	FHLMC PC, Pool# G8-0294	6.20%	10/20/2027	35,729
153,483	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	159,204
1,532,470	FHLMC PC, Pool# J3-2596	3.50%	08/01/2030	1,600,495
1,092,159	FHLMC PC, Pool# J3-2643	3.50%	09/01/2030	1,140,821
94,431	FHLMC PC, Pool# N5-0056	6.50%	02/01/2031	99,942
26,626	FHLMC PC, Pool# G8-0285	9.00%	04/17/2031	30,339
4	FHLMC PC, Pool# C5-8701	7.00%	10/01/2031	4
49	FHLMC PC, Pool# G0-1317	7.00%	10/01/2031	56
76,680	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	85,326
33	FHLMC PC, Pool# G0-1391	7.00%	04/01/2032	39
48,809	FHLMC PC, Pool# P0-0023	6.50%	11/01/2032	53,480
164,326	FHLMC PC, Pool# 1B0889#	2.77%	05/01/2033	173,145
13,505	FHLMC PC, Pool# 1B-1275#	3.17%	10/01/2033	14,379
117,149	FHLMC PC, Pool# 1J-0204#	2.91%	05/01/2035	124,404
751	FHLMC PC, Pool# A4-6671	5.00%	08/01/2035	822
974	FHLMC PC, Pool# G0-8079	5.00%	09/01/2035	1,062
8,387	FHLMC PC, Pool# 1B-3950#	3.42%	11/01/2035	8,412
1,803,551	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	1,873,813
1,089,153	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	1,156,089
62,156	FHLMC PC, Pool# 1L-1263#	2.90%	03/01/2036	65,869
5,425	FHLMC PC, Pool# 1J-1317#	3.12%	04/01/2036	5,728
3,129	FHLMC PC, Pool# 1G-2408#	2.69%	06/01/2036	3,333
7,885	FHLMC PC, Pool# 84-7625#	2.76%	07/01/2036	8,185
6,219	FHLMC PC, Pool# G0-2274	5.00%	07/01/2036	6,804
80,874	FHLMC PC, Pool# 1H-1348#	2.68%	10/01/2036	85,574
117,855	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	129,974
529,014	FHLMC PC, Pool# 84-7727#	3.15%	02/01/2037	563,738
220,982	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	243,765
260	FHLMC PC, Pool# A5-9220	5.00%	04/01/2037	283
243,914	FHLMC PC, Pool# B3-1917	5.10%	04/01/2037	266,378
131,090	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	144,559
34,311	FHLMC PC, Pool# A5-9109	7.50%	04/01/2037	39,034
92,596	FHLMC PC, Pool# B3-1950	5.10%	05/01/2037	101,156
254,376	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	277,728
242,648	FHLMC PC, Pool# A6-7884	5.38%	05/01/2037	267,534
216,508	FHLMC PC, Pool# 1J-1681#	3.23%	06/01/2037	230,720
186,720	FHLMC PC, Pool# B3-2000	5.10%	06/01/2037	203,810
203,099	FHLMC PC, Pool# U3-0471	5.10%	07/01/2037	221,707
105,556	FHLMC PC, Pool# B3-2032	5.10%	07/01/2037	115,194
60,724	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	66,794
5,169	FHLMC PC, Pool# 1J-0573#	3.24%	08/01/2037	5,512
84,268	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	92,037
439,283	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	481,423
57,509	FHLMC PC, Pool# 1G-2249#	3.28%	10/01/2037	60,410
290,981	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	320,983
92,746	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	101,245
158,165	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	174,561
449,690	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	484,163
4,260	FHLMC PC, Pool# 1B-4292#	3.16%	09/01/2038	4,425
124,610	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	136,069
1,339,274	FHLMC PC, Pool# A8-4677	4.50%	02/01/2039	1,435,988
131,249	FHLMC PC, Pool# A8-9112	4.50%	10/01/2039	140,721
264,359	FHLMC PC, Pool# Q0-3759	3.50%	10/01/2041	271,521
3,390,109	FHLMC PC, Pool# G0-7289	3.00%	11/01/2042	3,385,648

864,454	FHLMC PC, Pool# Q3-8585	4.00%	10/01/2043	910,605
909,693	FHLMC PC, Pool# Q2-6108	5.00%	05/01/2044	993,126
1,479,891	FHLMC PC, Pool# Q3-9840	3.50%	04/01/2046	1,516,967
984,203	FHLMC PC, Pool# Q4-1628	3.50%	07/01/2046	1,007,557
1,108,257	FHLMC PC, Pool# Q4-3432	4.00%	07/01/2046	1,163,885
3,788,666	FHLMC PC, Pool# Q4-2947	3.50%	09/01/2046	3,878,567
1,067,649	FHLMC PC, Pool# Q4-2915	3.50%	09/01/2046	1,092,983
2,647,878	FHLMC PC, Pool# Q4-3619	3.50%	10/01/2046	2,710,710
1,910,052	FHLMC PC, Pool# Q4-6591	4.00%	03/01/2047	2,008,209
1,632,958	FHLMC PC, Pool# Q4-6628	4.50%	03/01/2047	1,753,435
25,823	FHLMC REMIC, Series 2516	5.50%	10/15/2022	27,984
225,856	FHLMC REMIC, Series 2517	5.50%	10/15/2032	240,506
110,657	FHLMC REMIC, Series 3571	4.00%	09/15/2024	116,194
300,951	FHLMC REMIC, Series 3878	3.00%	04/15/2041	306,679
2,430,786	FHLMC REMIC, Series 4015~	4.00%	11/15/2039	341,087
1,658,255	FHLMC REMIC, Series 4092~	3.00%	09/15/2031	167,350
1,611,440	FHLMC REMIC, Series 4126~	3.50%	05/15/2041	207,577
1,943,640	FHLMC REMIC, Series 4144	2.50%	12/15/2042	1,722,883
2,292,400	FHLMC REMIC, Series 4153	2.50%	01/15/2043	2,013,910
2,467,928	FHLMC REMIC, Series 4309~	3.00%	08/15/2039	328,432
7,567,712	FHLMC REMIC, Series 4318~	2.50%	08/15/2022	400,764
6,289,906	FHLMC REMIC, Series 4329~	2.50%	01/15/2023	370,255
4,884,287	FHLMC REMIC, Series 4495~	3.50%	07/15/2045	931,577
1,450,000	FHLMC SCRTT, Series 2016-1 M1^	3.00%	09/25/2055	1,382,525
5,265,205	FHLMC STACR Debt Notes, Series 2014-DN2#	2.63%	04/25/2024	5,320,442
1,992,869	FHLMC STACR Debt Notes, Series 2015-HQ2#	2.08%	05/27/2025	1,997,878
1,672,402	FHLMC STACR Debt Notes, Series 2015-DNA1#	1.88%	10/25/2027	1,675,473
27,890,296	FHMS, Series K-046#~	0.38%	03/25/2025	724,350
7,149,499	FHMS, Series K-055#~	1.37%	03/25/2026	708,249
7,630,482	FHMS, Series K-056#~	1.39%	05/25/2026	697,190
6,745,010	FHMS, Series K-057#~	1.19%	07/25/2026	594,366
5,452,440	FHMS, Series K-058#~	0.93%	08/25/2026	384,351
23,351,268	FHMS, Series K-059#~	0.32%	09/25/2026	590,451
2,624,393	FHMS, Series K-060#~	1.89%	12/25/2044	355,929
48,435,102	FHMS, Series K-061#~	0.18%	11/25/2026	792,577
22,349,031	FHMS, Series K-062#~	0.31%	12/25/2026	594,790
16,278,487	FHMS, Series K-721#~	0.34%	08/25/2022	254,285
10,553,088	FHMS, Series K-722#~	1.31%	03/25/2023	676,147
16,491,273	FHMS, Series K-723#~	0.96%	08/25/2023	826,251
5,400,000	FHMS, Series K-724#~	1.88%	12/25/2044	563,500
21	FNMA, Pool# 555013	5.50%	11/01/2017	22
37	FNMA, Pool# 725544	5.50%	12/01/2017	37
12,184	FNMA, Pool# 888927	6.00%	12/01/2017	12,237
27,004	FNMA, Pool# 683378	5.00%	02/01/2018	27,765
3,253	FNMA, Pool# 070025#	2.67%	04/01/2018	3,312
91	FNMA, Pool# 070089#	4.47%	05/01/2018	91
35,440	FNMA, Pool# 254720	4.50%	05/01/2018	36,363
9,966	FNMA, Pool# 985930	5.00%	05/01/2018	10,247
41,816	FNMA, Pool# 254759	4.50%	06/01/2018	42,905
73,437	FNMA, Pool# 709918	4.50%	06/01/2018	75,350
172,983	FNMA, Pool# 709829	4.50%	06/01/2018	177,490
273	FNMA, Pool# 075501#	2.63%	07/01/2018	274
31,149	FNMA, Pool# 722053	4.50%	07/01/2018	31,960
50,062	FNMA, Pool# 254802	4.50%	07/01/2018	51,366
8,455	FNMA, Pool# 257352	6.00%	07/01/2018	8,620
9,693	FNMA, Pool# 257382	4.00%	08/01/2018	10,025
12,107	FNMA, Pool# 730721	4.50%	08/01/2018	12,422
10,747	FNMA, Pool# 746842	4.50%	09/01/2018	11,027

16,381	FNMA, Pool# 744697	4.50%	10/01/2018	16,808
9,555	FNMA, Pool# 746378	4.50%	10/01/2018	9,804
10,109	FNMA, Pool# 746359	4.50%	10/01/2018	10,373
5,622	FNMA, Pool# 738673	4.50%	10/01/2018	5,768
82,516	FNMA, Pool# 254953	5.00%	11/01/2018	84,909
86,359	FNMA, Pool# 725048	5.00%	11/01/2018	88,858
10,301	FNMA, Pool# 257472	5.50%	11/01/2018	10,512
214,887	FNMA, Pool# 747846	4.50%	12/01/2018	220,484
3,226	FNMA, Pool# 454810	6.50%	12/01/2018	3,587
107,462	FNMA, Pool# 255076	4.50%	01/01/2019	110,261
33,561	FNMA, Pool# 763911	4.50%	01/01/2019	34,435
37,885	FNMA, Pool# 735057	4.50%	01/01/2019	38,872
176,012	FNMA, Pool# AL0472	5.50%	01/01/2019	178,983
2,779	FNMA, Pool# 756846	4.50%	02/01/2019	2,852
3,959	FNMA, Pool# 725185	5.00%	02/01/2019	4,082
10,266	FNMA, Pool# 485352	6.00%	02/01/2019	11,598
3,767	FNMA, Pool# 766729	4.50%	03/01/2019	3,865
30,532	FNMA, Pool# AA8642	4.50%	03/01/2019	31,328
78,190	FNMA, Pool# 255108	4.50%	03/01/2019	80,226
86,378	FNMA, Pool# 357566	4.50%	04/01/2019	88,628
96,391	FNMA, Pool# 255176	4.50%	04/01/2019	98,902
14,533	FNMA, Pool# 658653	4.50%	04/01/2019	14,911
12,514	FNMA, Pool# 252386	6.50%	04/01/2019	13,917
8,986	FNMA, Pool# 775227	4.50%	05/01/2019	9,220
57,706	FNMA, Pool# 725414	4.50%	05/01/2019	59,209
228,304	FNMA, Pool# 761405	4.50%	05/01/2019	234,251
24,142	FNMA, Pool# 780962	4.50%	05/01/2019	24,771
2,733	FNMA, Pool# 725445	4.50%	05/01/2019	2,804
30,539	FNMA, Pool# 931245	4.50%	05/01/2019	31,335
63,042	FNMA, Pool# 761477	4.50%	06/01/2019	64,684
63,407	FNMA, Pool# 725602	4.50%	06/01/2019	65,059
3,566	FNMA, Pool# 793178	4.50%	06/01/2019	3,659
119,137	FNMA, Pool# 255273	4.50%	06/01/2019	122,240
156,070	FNMA, Pool# 785427	4.50%	06/01/2019	160,135
307,842	FNMA, Pool# 785246	4.50%	06/01/2019	315,861
62,450	FNMA, Pool# MA0137	5.00%	06/01/2019	64,214
74,762	FNMA, Pool# 932309	5.00%	06/01/2019	75,355
108,185	FNMA, Pool# 779356	6.50%	06/01/2019	110,860
233,768	FNMA, Pool# 776388	5.50%	07/01/2019	239,376
121,527	FNMA, Pool# 773482	4.50%	08/01/2019	124,124
38,605	FNMA, Pool# AB3436	4.50%	10/01/2019	39,611
13,902	FNMA, Pool# 803941#	3.44%	11/01/2019	14,052
8,196	FNMA, Pool# 803632	4.50%	11/01/2019	8,410
232,975	FNMA, Pool# 735095	4.50%	12/01/2019	239,043
5,245	FNMA, Pool# 357697	4.50%	12/01/2019	5,393
81,537	FNMA, Pool# 797410	4.50%	12/01/2019	83,661
109,539	FNMA, Pool# 803899	5.00%	12/01/2019	113,866
954	FNMA, Pool# 070595#	2.28%	01/01/2020	969
29,064	FNMA, Pool# MA0300	4.50%	01/01/2020	29,821
12,275	FNMA, Pool# 810457	4.50%	01/01/2020	12,595
18,827	FNMA, Pool# AD0672	4.50%	01/01/2020	19,318
82,511	FNMA, Pool# 807710	4.50%	01/01/2020	85,032
27,316	FNMA, Pool# 808905	5.00%	01/01/2020	28,088
1,815	FNMA, Pool# 070565#	2.35%	02/01/2020	1,854
40,741	FNMA, Pool# 809861	4.50%	02/01/2020	41,802
9,841	FNMA, Pool# 735255	4.50%	02/01/2020	10,128
33,181	FNMA, Pool# MA0323	4.50%	02/01/2020	34,045
51,555	FNMA, Pool# 798042	5.00%	02/01/2020	53,125
29,896	FNMA, Pool# MA0408	5.00%	03/01/2020	30,740
5,855	FNMA, Pool# 255626	5.00%	03/01/2020	6,085
6,205	FNMA, Pool# 094539#	3.15%	04/01/2020	6,351
12,081	FNMA, Pool# MA0419	4.50%	05/01/2020	12,396
412,586	FNMA, Pool# 923279	4.50%	06/01/2020	423,887
838	FNMA, Pool# 070666#	2.33%	07/01/2020	855

75,066	FNMA, Pool# 745017	4.50%	07/01/2020	77,022
280,802	FNMA, Pool# AC0884	5.00%	07/01/2020	288,913
150,225	FNMA, Pool# 828696	5.50%	07/01/2020	156,645
33,770	FNMA, Pool# 837220	4.50%	08/01/2020	34,931
18,274	FNMA, Pool# AL0560	4.50%	08/01/2020	18,750
94,023	FNMA, Pool# MA0517	4.00%	09/01/2020	97,239
65,223	FNMA, Pool# 357985	4.50%	09/01/2020	67,541
12,317	FNMA, Pool# 745393	4.50%	09/01/2020	12,638
24,571	FNMA, Pool# 735920	4.50%	10/01/2020	25,302
63,337	FNMA, Pool# 255891	5.00%	10/01/2020	66,176
16,342	FNMA, Pool# MA0613	4.00%	11/01/2020	16,903
99,053	FNMA, Pool# 843510	4.50%	11/01/2020	101,945
176,637	FNMA, Pool# 255937	5.00%	11/01/2020	182,258
120,690	FNMA, Pool# 995158	4.50%	12/01/2020	124,565
183,967	FNMA, Pool# 898044	4.50%	12/01/2020	189,499
57,729	FNMA, Pool# 837189	5.00%	12/01/2020	60,610
44,034	FNMA, Pool# 813939	5.00%	12/01/2020	45,698
28,179	FNMA, Pool# 112132#	6.15%	12/01/2020	28,307
105,356	FNMA, Pool# 745285	4.50%	01/01/2021	108,860
13,312	FNMA, Pool# MA0660	4.00%	02/01/2021	13,774
116,357	FNMA, Pool# 850791	5.00%	02/01/2021	121,109
99,562	FNMA, Pool# 889196	4.50%	03/01/2021	102,563
74,183	FNMA, Pool# 831430	5.50%	03/01/2021	77,472
41,229	FNMA, Pool# 831360	5.50%	03/01/2021	43,180
15,144	FNMA, Pool# MA0805	4.00%	07/01/2021	15,796
67,873	FNMA, Pool# 883002	6.00%	07/01/2021	72,310
130,205	FNMA, Pool# 253945	6.50%	08/01/2021	144,826
76,473	FNMA, Pool# 254000	6.50%	09/01/2021	85,063
31,672	FNMA, Pool# 254044	6.50%	10/01/2021	35,230
207,236	FNMA, Pool# 254085	6.00%	11/01/2021	234,128
49,069	FNMA, Pool# 889212	5.00%	12/01/2021	50,822
140,638	FNMA, Pool# 254138	6.00%	12/01/2021	158,887
74,436	FNMA, Pool# 911870	6.00%	12/01/2021	79,447
131,396	FNMA, Pool# 922791	6.50%	12/01/2021	136,397
29,906	FNMA, Pool# 906152	6.00%	01/01/2022	31,732
127,102	FNMA, Pool# 254179	6.00%	01/01/2022	143,595
94,386	FNMA, Pool# 254295	6.00%	04/01/2022	106,634
48,565	FNMA, Pool# 888410	6.50%	04/01/2022	51,930
100,445	FNMA, Pool# 889143	4.50%	05/01/2022	103,381
34,501	FNMA, Pool# 254420	6.00%	07/01/2022	38,978
205,708	FNMA, Pool# 254440	6.00%	08/01/2022	232,402
36,487	FNMA, Pool# 907059	6.00%	08/01/2022	38,770
208,626	FNMA, Pool# 888899	4.50%	11/01/2022	215,661
18,085	FNMA, Pool# 888815	4.50%	11/01/2022	18,749
46,498	FNMA, Pool# 947936	5.50%	11/01/2022	49,571
32,605	FNMA, Pool# 967007	6.00%	12/01/2022	35,040
18,800	FNMA, Pool# 196455#	2.70%	01/01/2023	19,039
991	FNMA, Pool# 124686#	2.62%	03/01/2023	1,015
44,039	FNMA, Pool# 970382	4.50%	03/01/2023	45,889
54,111	FNMA, Pool# 962717	5.50%	04/01/2023	58,245
25,015	FNMA, Pool# 205601#	2.55%	05/01/2023	25,140
82,180	FNMA, Pool# 257233	4.50%	06/01/2023	86,846
232,720	FNMA, Pool# 987208	5.00%	07/01/2023	248,647
106,562	FNMA, Pool# 933992	6.00%	08/01/2023	114,132
4,633	FNMA, Pool# 277983#	2.92%	10/01/2023	4,702
361,478	FNMA, Pool# 889986	6.00%	11/01/2023	386,432
261,811	FNMA, Pool# MA1937	4.00%	03/01/2024	271,108
54,972	FNMA, Pool# AA2946	4.50%	04/01/2024	57,624
40,883	FNMA, Pool# 934900	5.50%	07/01/2024	43,410
61,896	FNMA, Pool# AC4010	4.50%	10/01/2024	65,484
1,401	FNMA, Pool# 316233#	2.45%	11/01/2024	1,460
131,537	FNMA, Pool# AC8537	4.50%	12/01/2024	140,055

102,033	FNMA, Pool# AC9692	4.50%	02/01/2025	106,867
85,581	FNMA, Pool# AD2872	4.50%	03/01/2025	90,062
4,650	FNMA, Pool# 308798#	3.00%	04/01/2025	4,677
361	FNMA, Pool# 362971#	2.90%	05/01/2025	364
144	FNMA, Pool# 335890#	4.08%	05/01/2025	145
18,751	FNMA, Pool# 318779#	2.86%	10/01/2025	19,110
77,501	FNMA, Pool# 336422#	3.46%	10/01/2025	78,050
645	FNMA, Pool# 303585	7.00%	10/01/2025	710
5,518	FNMA, Pool# 335912#	2.50%	11/01/2025	5,620
4,484	FNMA, Pool# 582304#	3.05%	12/01/2025	4,607
16,390	FNMA, Pool# 345313#	3.03%	01/01/2026	16,561
167,731	FNMA, Pool# 356232	6.50%	01/01/2026	186,597
26,869	FNMA, Pool# 373145#	2.87%	02/01/2026	27,946
846	FNMA, Pool# 303713	6.50%	02/01/2026	942
58,240	FNMA, Pool# 406521#	3.15%	05/01/2026	58,896
2,988	FNMA, Pool# 323076#	3.23%	06/01/2026	3,038
16,391	FNMA, Pool# 393302#	2.50%	07/01/2026	16,896
29,691	FNMA, Pool# 341523#	3.02%	07/01/2026	29,940
119,924	FNMA, Pool# 890336	4.50%	08/01/2026	126,604
1,358,018	FNMA, Pool# AS6915	3.50%	09/01/2026	1,415,984
83,265	FNMA, Pool# 356329#	3.26%	01/01/2027	85,411
28,737	FNMA, Pool# 347559#	2.75%	02/01/2027	29,008
20,798	FNMA, Pool# 313377#	2.82%	02/01/2027	20,898
55,999	FNMA, Pool# 363850#	2.69%	04/01/2027	57,586
3,974	FNMA, Pool# 370599#	3.05%	04/01/2027	4,020
6,291	FNMA, Pool# 409896#	2.62%	06/01/2027	6,315
2,335	FNMA, Pool# 594581#	3.92%	06/01/2027	2,346
40,450	FNMA, Pool# 374711#	2.74%	07/01/2027	40,777
8,416	FNMA, Pool# 428599#	2.43%	10/01/2027	8,605
204	FNMA, Pool# 401272#	2.75%	10/01/2027	205
27,701	FNMA, Pool# 428177#	2.90%	10/01/2027	28,273
60,755	FNMA, Pool# 406380#	2.88%	11/01/2027	61,816
26,119	FNMA, Pool# 403245#	2.63%	12/01/2027	26,841
13,899	FNMA, Pool# 323083#	2.64%	12/01/2027	14,197
20,363	FNMA, Pool# 422279#	2.91%	12/01/2027	20,945
21,783	FNMA, Pool# 423294#	3.00%	01/01/2028	22,620
24,264	FNMA, Pool# 534740#	3.06%	03/01/2028	24,675
31,071	FNMA, Pool# 593950#	3.27%	05/01/2028	31,507
3,538	FNMA, Pool# 535326#	2.91%	06/01/2028	3,706
4,737	FNMA, Pool# 323305#	2.69%	07/01/2028	4,922
11,260	FNMA, Pool# 539082	7.00%	08/01/2028	11,350
11,787	FNMA, Pool# 457274#	2.92%	10/01/2028	11,828
40,418	FNMA, Pool# 576596#	2.91%	12/01/2028	42,048
39,175	FNMA, Pool# 532580#	2.85%	02/01/2029	39,700
27,208	FNMA, Pool# 508399#	2.67%	06/01/2029	27,804
57,958	FNMA, Pool# 520478#	2.60%	11/01/2029	58,658
13,368	FNMA, Pool# 524669#	2.60%	11/01/2029	13,464
12,445	FNMA, Pool# 556998#	2.83%	02/01/2030	12,729
18,460	FNMA, Pool# 608435#	2.88%	06/01/2030	18,910
9,740	FNMA, Pool# 594251#	3.01%	06/01/2030	9,792
13,165	FNMA, Pool# 582342#	2.97%	08/01/2030	13,614
48,736	FNMA, Pool# 559439#	2.90%	09/01/2030	49,748
3,640	FNMA, Pool# 594580#	2.92%	09/01/2030	3,632
1,839	FNMA, Pool# 594586#	2.83%	12/01/2030	1,882
20,084	FNMA, Pool# 594243#	3.06%	12/01/2030	20,478
64,224	FNMA, Pool# 573097#	2.71%	02/01/2031	64,824
22,165	FNMA, Pool# 503648#	3.15%	02/01/2031	22,270
19,888	FNMA, Pool# 581028#	2.76%	05/01/2031	20,256
2,656	FNMA, Pool# 592751	7.00%	06/01/2031	2,786
47,808	FNMA, Pool# 590852#	2.61%	07/01/2031	48,200
17,805	FNMA, Pool# 594916#	2.78%	07/01/2031	18,054
75,610	FNMA, Pool# 656181#	2.91%	08/01/2031	78,524
28,612	FNMA, Pool# 602954#	2.92%	08/01/2031	28,804
47,302	FNMA, Pool# 723313#	3.17%	09/01/2031	47,566

40,707	FNMA, Pool# 598961#	2.90%	10/01/2031	41,457
21,743	FNMA, Pool# 618180#	3.00%	01/01/2032	22,159
7,773	FNMA, Pool# 625536	6.00%	01/01/2032	8,787
58,675	FNMA, Pool# 642122#	2.77%	03/01/2032	61,135
2,839	FNMA, Pool# 603174#	2.95%	03/01/2032	2,852
6,355	FNMA, Pool# 633718#	3.13%	03/01/2032	6,457
36,804	FNMA, Pool# 628837	6.50%	03/01/2032	41,073
48,869	FNMA, Pool# 640225#	2.77%	04/01/2032	51,064
11,469	FNMA, Pool# 642367#	2.89%	05/01/2032	11,512
26,311	FNMA, Pool# 629132#	2.91%	05/01/2032	26,638
25,124	FNMA, Pool# 646125#	2.39%	06/01/2032	25,289
40,771	FNMA, Pool# 651149#	2.03%	07/01/2032	41,290
38,866	FNMA, Pool# 652339#	2.75%	09/01/2032	39,291
49,147	FNMA, Pool# 662138#	2.93%	09/01/2032	50,064
18,428	FNMA, Pool# 675591#	2.62%	11/01/2032	18,891
64,359	FNMA, Pool# 668309#	2.64%	11/01/2032	64,700
28,779	FNMA, Pool# 665551#	2.75%	11/01/2032	28,914
60,713	FNMA, Pool# 675634#	2.50%	12/01/2032	61,938
22,117	FNMA, Pool# 675633#	2.60%	12/01/2032	23,177
7,636	FNMA, Pool# 652169#	2.83%	12/01/2032	7,835
26,060	FNMA, Pool# 713329#	2.93%	12/01/2032	26,519
19,074	FNMA, Pool# 669939#	2.25%	01/01/2033	19,701
5,929	FNMA, Pool# 681792#	2.75%	01/01/2033	6,212
33,677	FNMA, Pool# 677531#	2.83%	01/01/2033	34,788
24,853	FNMA, Pool# 658901#	2.93%	01/01/2033	26,188
22,995	FNMA, Pool# 688559#	2.64%	03/01/2033	23,461
35,418	FNMA, Pool# 708218#	2.86%	03/01/2033	36,771
26,638	FNMA, Pool# 688561#	2.88%	03/01/2033	26,613
64,479	FNMA, Pool# 696546#	3.63%	03/01/2033	64,790
100,246	FNMA, Pool# 696219#	2.76%	04/01/2033	102,632
15,968	FNMA, Pool# 711968#	2.94%	05/01/2033	16,704
40,243	FNMA, Pool# 732275#	2.75%	06/01/2033	41,305
75,210	FNMA, Pool# 721381#	2.75%	06/01/2033	76,087
536	FNMA, Pool# 555531	5.50%	06/01/2033	601
53,693	FNMA, Pool# 555819#	2.70%	07/01/2033	55,641
656	FNMA, Pool# 555591	5.50%	07/01/2033	735
4,318	FNMA, Pool# 701312#	2.71%	08/01/2033	4,466
36,294	FNMA, Pool# 732001#	2.66%	09/01/2033	37,970
4,067	FNMA, Pool# 725553#	2.72%	09/01/2033	4,331
16,500	FNMA, Pool# 748084#	2.72%	09/01/2033	17,313
32,997	FNMA, Pool# 748643#	2.90%	09/01/2033	34,287
19,556	FNMA, Pool# 705689#	2.78%	10/01/2033	20,022
703	FNMA, Pool# 555876	5.50%	10/01/2033	794
11,466	FNMA, Pool# 753488#	2.40%	11/01/2033	11,700
22,381	FNMA, Pool# 725090#	2.68%	11/01/2033	23,232
53,656	FNMA, Pool# 744805#	2.77%	11/01/2033	54,593
81,979	FNMA, Pool# 751498#	2.84%	11/01/2033	86,970
37,170	FNMA, Pool# 725008#	2.78%	12/01/2033	38,778
33,024	FNMA, Pool# 741373#	2.78%	12/01/2033	34,257
63,926	FNMA, Pool# 754767	6.50%	12/01/2033	71,112
12,159	FNMA, Pool# 725093#	2.78%	01/01/2034	12,611
12,240	FNMA, Pool# 762267#	2.35%	02/01/2034	12,546
79,315	FNMA, Pool# 764342#	2.90%	02/01/2034	82,043
193,551	FNMA, Pool# 774969#	2.70%	04/01/2034	201,924
18,398	FNMA, Pool# 788972#	2.82%	04/01/2034	18,798
6,240	FNMA, Pool# 770378#	2.95%	04/01/2034	6,280
2,123	FNMA, Pool# 725424	5.50%	04/01/2034	2,379
28,020	FNMA, Pool# 779077#	2.84%	06/01/2034	29,771
140,085	FNMA, Pool# 783554#	2.71%	07/01/2034	143,133
69,848	FNMA, Pool# 789060#	3.00%	07/01/2034	73,767
14,625	FNMA, Pool# 725803#	2.81%	08/01/2034	15,448
13,436	FNMA, Pool# 784118#	3.19%	09/01/2034	13,923
13,085	FNMA, Pool# 796884#	2.56%	10/01/2034	13,346
29,285	FNMA, Pool# 797313#	2.52%	11/01/2034	30,793

968	FNMA, Pool# 735022	5.50%	12/01/2034	1,083
29,661	FNMA, Pool# 796283	5.50%	12/01/2034	33,165
8,017	FNMA, Pool# 735263#	3.09%	01/01/2035	8,468
10,938	FNMA, Pool# 809345#	3.14%	02/01/2035	11,044
67,016	FNMA, Pool# 819649#	3.23%	03/01/2035	70,436
2,397	FNMA, Pool# 823595#	3.18%	04/01/2035	2,517
2,624	FNMA, Pool# 821252#	2.82%	05/01/2035	2,744
767	FNMA, Pool# 255706	5.50%	05/01/2035	851
56	FNMA, Pool# 735580	5.00%	06/01/2035	62
37,961	FNMA, Pool# 822036#	2.73%	07/01/2035	39,367
78,180	FNMA, Pool# 830970#	3.08%	08/01/2035	82,533
191,338	FNMA, Pool# 837329#	2.62%	09/01/2035	200,738
11,680	FNMA, Pool# 843021#	2.90%	09/01/2035	12,279
158,922	FNMA, Pool# 836335#	2.49%	10/01/2035	159,057
118,836	FNMA, Pool# 836715#	3.18%	10/01/2035	119,175
2,575	FNMA, Pool# 879153#	2.82%	11/01/2035	2,698
121,459	FNMA, Pool# 922680#	3.20%	11/01/2035	129,148
18,051	FNMA, Pool# 863741#	2.67%	12/01/2035	19,005
6,743	FNMA, Pool# 851372#	3.28%	12/01/2035	7,122
1,007	FNMA, Pool# 256022	5.50%	12/01/2035	1,125
109	FNMA, Pool# 849496	5.50%	12/01/2035	121
50,615	FNMA, Pool# 849273#	2.88%	01/01/2036	52,747
12,601	FNMA, Pool# 848817	5.00%	01/01/2036	13,769
710	FNMA, Pool# 845341	5.50%	01/01/2036	794
1,230	FNMA, Pool# 256059	5.50%	01/01/2036	1,376
13,067	FNMA, Pool# 880366#	2.69%	02/01/2036	13,598
17,899	FNMA, Pool# 866923#	3.01%	02/01/2036	18,950
16,194	FNMA, Pool# 880373#	3.10%	02/01/2036	17,089
2,408	FNMA, Pool# 880371#	3.25%	02/01/2036	2,562
11,018	FNMA, Pool# 881670#	2.92%	03/01/2036	11,473
49,312	FNMA, Pool# 865849#	3.22%	03/01/2036	51,034
95,300	FNMA, Pool# 894571#	3.82%	03/01/2036	101,399
106,823	FNMA, Pool# 877009#	3.83%	03/01/2036	113,820
6,905	FNMA, Pool# 891326#	2.85%	04/01/2036	7,280
4,127	FNMA, Pool# 891332#	2.96%	04/01/2036	4,313
130,003	FNMA, Pool# 868568#	3.20%	04/01/2036	138,508
2,400	FNMA, Pool# 745480#	3.31%	04/01/2036	2,505
492	FNMA, Pool# 868367#	3.46%	04/01/2036	520
6,713	FNMA, Pool# 884120#	2.59%	05/01/2036	7,090
72,230	FNMA, Pool# 745626#	2.68%	05/01/2036	76,376
84,652	FNMA, Pool# 882017#	2.81%	05/01/2036	88,031
62,270	FNMA, Pool# 872895#	2.95%	06/01/2036	65,773
55,497	FNMA, Pool# 886163#	3.02%	07/01/2036	59,099
24,775	FNMA, Pool# 886344#	3.14%	07/01/2036	26,181
19,322	FNMA, Pool# 901740#	2.63%	08/01/2036	19,394
12,990	FNMA, Pool# 345858#	2.82%	08/01/2036	13,396
11,264	FNMA, Pool# 745762#	2.84%	08/01/2036	11,765
19,871	FNMA, Pool# 886530#	2.91%	08/01/2036	21,038
3,007	FNMA, Pool# 901006#	2.88%	09/01/2036	3,191
35,653	FNMA, Pool# 745925#	2.95%	09/01/2036	37,793
18,090	FNMA, Pool# 900190#	3.42%	09/01/2036	18,193
226,035	FNMA, Pool# 894270#	2.95%	10/01/2036	226,499
6,702	FNMA, Pool# 902188#	3.28%	11/01/2036	7,070
55,345	FNMA, Pool# 905193#	3.49%	11/01/2036	56,878
91,314	FNMA, Pool# 902770	5.38%	11/01/2036	100,919
31,878	FNMA, Pool# 870904#	2.75%	12/01/2036	31,921
36,894	FNMA, Pool# 905857#	3.09%	12/01/2036	39,222
96,708	FNMA, Pool# 906289	5.38%	12/01/2036	106,823
135	FNMA, Pool# 905690	5.50%	12/01/2036	150
31,030	FNMA, Pool# 920954#	2.70%	01/01/2037	32,330
32,001	FNMA, Pool# 906184#	2.96%	01/01/2037	32,202
143,340	FNMA, Pool# 940309#	3.00%	01/01/2037	146,601
1,388	FNMA, Pool# 906404#	3.28%	01/01/2037	1,436
7,181	FNMA, Pool# 910473#	3.41%	01/01/2037	7,206

1,443	FNMA, Pool# 909569#	3.28%	02/01/2037	1,525
12,396	FNMA, Pool# 909469#	3.39%	02/01/2037	13,148
28,048	FNMA, Pool# 909576#	3.50%	02/01/2037	28,702
31,352	FNMA, Pool# 912243#	3.53%	02/01/2037	31,467
19,759	FNMA, Pool# 913253#	2.93%	03/01/2037	20,578
20,208	FNMA, Pool# 881326#	2.99%	03/01/2037	21,320
110,871	FNMA, Pool# 910181#	3.47%	03/01/2037	116,412
10,641	FNMA, Pool# 888583#	3.62%	03/01/2037	11,055
87,785	FNMA, Pool# 888445#	3.29%	04/01/2037	94,141
25,015	FNMA, Pool# 915818#	3.69%	04/01/2037	25,159
1,903	FNMA, Pool# 914819#	4.26%	04/01/2037	2,016
10,892	FNMA, Pool# 888463#	3.86%	05/01/2037	10,973
76,740	FNMA, Pool# 995521#	5.81%	05/01/2037	76,882
7,252	FNMA, Pool# 937926#	2.82%	06/01/2037	7,716
123,147	FNMA, Pool# 950382#	2.43%	08/01/2037	127,043
67,289	FNMA, Pool# 953988	5.38%	08/01/2037	69,873
173,488	FNMA, Pool# 941050#	6.10%	08/01/2037	174,436
67,873	FNMA, Pool# 946403#	5.32%	09/01/2037	68,147
92,481	FNMA, Pool# 952835#	5.91%	09/01/2037	96,830
4,955	FNMA, Pool# 405336#	2.95%	12/01/2037	5,022
307	FNMA, Pool# 960392	5.50%	12/01/2037	343
1,542	FNMA, Pool# 405366#	3.20%	02/01/2038	1,571
7,239	FNMA, Pool# 889354#	3.09%	03/01/2038	7,605
248,906	FNMA, Pool# 962656#	2.72%	04/01/2038	257,215
53,315	FNMA, Pool# 982237#	3.05%	05/01/2038	56,831
5,188	FNMA, Pool# 933628#	2.88%	07/01/2038	5,411
3,786	FNMA, Pool# 965185#	2.46%	09/01/2038	3,991
4,481,727	FNMA, Pool# AS2249	4.00%	04/01/2039	4,708,050
11,174	FNMA, Pool# AC4824#	3.08%	10/01/2039	11,758
2,967	FNMA, Pool# 555255#	2.74%	04/01/2040	3,131
7,462	FNMA, Pool# AH4794	5.00%	02/01/2041	8,199
17,514	FNMA, Pool# AI1170	5.00%	04/01/2041	19,168
3,268,023	FNMA, Pool# AL6768	6.00%	05/01/2041	3,695,620
1,063,180	FNMA, Pool# AW7425	5.00%	01/01/2042	1,162,320
477,565	FNMA, Pool# MA1065	4.00%	05/01/2042	501,708
605,433	FNMA, Pool# AO7724	4.50%	06/01/2042	649,987
13,826	FNMA, Pool# AR1150	3.00%	01/01/2043	13,787
2,987,352	FNMA, Pool# AR6379	3.00%	02/01/2043	2,979,031
1,352,651	FNMA, Pool# AB8711	3.00%	03/01/2043	1,348,922
1,042,054	FNMA, Pool# BC1738	4.50%	09/01/2043	1,123,274
2,102,840	FNMA, Pool# AU6230	5.00%	09/01/2043	2,302,406
803,700	FNMA, Pool# AS1429	4.00%	12/01/2043	844,847
899,210	FNMA, Pool# AV5309	4.00%	12/01/2043	944,736
630,320	FNMA, Pool# AV7739	4.00%	01/01/2044	662,641
2,631,145	FNMA, Pool# BC1737	4.00%	01/01/2044	2,764,868
1,267,693	FNMA, Pool# AW0998	4.00%	05/01/2044	1,333,318
983,642	FNMA, Pool# AW6485	4.00%	06/01/2044	1,034,842
1,322,340	FNMA, Pool# AS2985	4.00%	08/01/2044	1,394,616
994,547	FNMA, Pool# AY0382	4.00%	11/01/2044	1,036,697
204,700	FNMA, Pool# AY1007	4.00%	02/01/2045	214,888
1,475,321	FNMA, Pool# AY0677	3.50%	03/01/2045	1,516,094
1,044,467	FNMA, Pool# AW9534	4.00%	03/01/2045	1,100,619
1,820,672	FNMA, Pool# AZ2000	3.50%	05/01/2045	1,871,108
968,316	FNMA, Pool# AZ4154	4.00%	06/01/2045	1,021,107
3,460,021	FNMA, Pool# AZ7828	4.00%	08/01/2045	3,631,935
683,574	FNMA, Pool# AZ8061	4.00%	08/01/2045	717,555
2,382,042	FNMA, Pool# AZ8218	4.00%	08/01/2045	2,500,634
239,900	FNMA, Pool# AZ1494	4.00%	09/01/2045	252,128
1,726,116	FNMA, Pool# AZ7073	4.00%	09/01/2045	1,814,416
308,617	FNMA, Pool# BA2936	4.00%	10/01/2045	324,388
1,908,932	FNMA, Pool# BA6225	4.00%	10/01/2045	2,031,612
1,741,594	FNMA, Pool# BA3674	4.50%	10/01/2045	1,874,556
2,582,412	FNMA, Pool# AZ7081	3.50%	11/01/2045	2,654,232
2,175,852	FNMA, Pool# BA5436	3.50%	11/01/2045	2,231,209

1,071,263	FNMA, Pool# BC3849	4.00%	11/01/2045	1,131,204
553,511	FNMA, Pool# BA5579	3.50%	12/01/2045	566,686
1,315,287	FNMA, Pool# BA5469	3.50%	12/01/2045	1,350,791
1,397,160	FNMA, Pool# BA5582	3.50%	12/01/2045	1,430,416
1,707,774	FNMA, Pool# BA5583	3.50%	01/01/2046	1,759,830
1,431,556	FNMA, Pool# BA5584	3.50%	01/01/2046	1,471,400
1,588,676	FNMA, Pool# BA5587	4.00%	01/01/2046	1,675,815
2,802,191	FNMA, Pool# BC1230	3.50%	02/01/2046	2,873,539
1,079,776	FNMA, Pool# BA5510	4.00%	02/01/2046	1,138,072
968,454	FNMA, Pool# BC7884	4.00%	02/01/2046	1,018,132
1,194,017	FNMA, Pool# BC1231	4.00%	02/01/2046	1,259,529
1,079,117	FNMA, Pool# BC6366	4.50%	02/01/2046	1,158,721
4,921,367	FNMA, Pool# AL8256	3.00%	03/01/2046	4,907,662
679,757	FNMA, Pool# BC3387	3.50%	03/01/2046	696,352
2,390,295	FNMA, Pool# BC1236	3.50%	03/01/2046	2,447,191
2,415,916	FNMA, Pool# BC5066	3.50%	03/01/2046	2,473,421
1,573,273	FNMA, Pool# BC5599	4.00%	03/01/2046	1,651,666
1,075,320	FNMA, Pool# BC1240	3.50%	04/01/2046	1,104,348
1,430,413	FNMA, Pool# BC7881	3.50%	04/01/2046	1,468,516
2,301,974	FNMA, Pool# BC1241	3.50%	04/01/2046	2,356,767
1,170,483	FNMA, Pool# BC6771	4.50%	04/01/2046	1,260,667
1,164,149	FNMA, Pool# BC9463	4.00%	05/01/2046	1,223,885
1,108,877	FNMA, Pool# BD1241	4.50%	05/01/2046	1,196,296
1,510,881	FNMA, Pool# BD1026	4.00%	06/01/2046	1,586,161
2,565,405	FNMA, Pool# BD2955	3.50%	07/01/2046	2,628,038
1,033,285	FNMA, Pool# BD2775	4.00%	07/01/2046	1,089,112
1,023,230	FNMA, Pool# BD2975	4.50%	07/01/2046	1,099,619
3,567,816	FNMA, Pool# BD2778	4.50%	07/01/2046	3,835,616
1,623,947	FNMA, Pool# BD5926	3.50%	08/01/2046	1,667,654
1,400,096	FNMA, Pool# BD5455	3.50%	08/01/2046	1,434,299
1,080,591	FNMA, Pool# BD7779	4.00%	08/01/2046	1,141,350
1,905,080	FNMA, Pool# BD4899	4.50%	08/01/2046	2,048,078
1,442,571	FNMA, Pool# BE0297	3.50%	09/01/2046	1,481,391
1,166,221	FNMA, Pool# BD3965	3.50%	09/01/2046	1,196,005
1,090,782	FNMA, Pool# BD7530	4.50%	09/01/2046	1,172,659
1,557,361	FNMA, Pool# BC7285	3.50%	10/01/2046	1,594,430
7,088,536	FNMA, Pool# BE0334	3.50%	10/01/2046	7,279,299
1,618,543	FNMA, Pool# BE0909	4.50%	10/01/2046	1,764,829
2,509,013	FNMA, Pool# BD9335	4.50%	10/01/2046	2,697,345
5,925,711	FNMA, Pool# BE1934	3.50%	11/01/2046	6,066,759
2,457,478	FNMA, Pool# BE1632	4.50%	11/01/2046	2,641,942
1,140,455	FNMA, Pool# BD8599	4.50%	11/01/2046	1,242,588
1,823,087	FNMA, Pool# BE4515	4.50%	12/01/2046	1,959,935
4,346,496	FNMA, Pool# BE4230	4.50%	12/01/2046	4,672,757
3,081,824	FNMA, Pool# BE7470	4.00%	02/01/2047	3,235,414
1,387,275	FNMA, Pool# BE8112	4.00%	02/01/2047	1,456,416
55	FNMA REMIC Trust, Series 1990-105	6.50%	09/25/2020	58
122,636	FNMA REMIC Trust, Series 1990-116	9.00%	10/25/2020	133,711
88,777	FNMA REMIC Trust, Series 2003-122	4.00%	12/25/2018	89,950
15,210	FNMA REMIC Trust, Series 2003-W10	4.30%	06/25/2043	16,067
5,066	FNMA REMIC Trust, Series 2003-W12	4.48%	06/25/2043	5,345
30,396	FNMA REMIC Trust, Series 2003-W12	4.55%	06/25/2043	32,618
16,853	FNMA REMIC Trust, Series 2003-W12	4.68%	06/25/2043	17,906
19,662	FNMA REMIC Trust, Series 2003-W12	5.00%	06/25/2043	21,054
132,616	FNMA REMIC Trust, Series 2009-103#	3.00%	12/25/2039	141,333
806,977	FNMA REMIC Trust, Series 2010-39	4.50%	03/25/2036	810,775
6,836	FNMA REMIC Trust, Series 2012-1	1.75%	12/25/2021	6,851
388,573	FNMA REMIC Trust, Series 2012-10#	1.53%	02/25/2042	389,441
3,656,635	FNMA REMIC Trust, Series 2012-139~	2.50%	12/25/2027	326,889
146,057	FNMA REMIC Trust, Series 2012-30	3.00%	08/25/2036	149,046
1,474,340	FNMA REMIC Trust, Series 2012-99~	4.50%	05/25/2042	251,209
8,310,553	FNMA REMIC Trust, Series 2013-104~	3.00%	08/25/2032	724,897
3,551,319	FNMA REMIC Trust, Series 2013-115~	3.00%	04/25/2031	480,088
257,725	FNMA REMIC Trust, Series 2013-15~	3.00%	03/25/2028	24,537

1,775,927	FNMA REMIC Trust, Series 2013-34~	3.00%	05/25/2042	273,019
10,570,686	FNMA REMIC Trust, Series 2014-14~	3.00%	04/25/2031	842,634
1,405,654	FNMA REMIC Trust, Series 2015-40~	4.50%	03/25/2045	319,601
14,500,000	FNMA, 2.5%, Due TBA April	2.50%	04/15/2032	14,507,930
11,000,000	FNMA, 3.0%, Due TBA April	3.00%	04/15/2032	11,279,462
22,000,000	FNMA, 3.0%, Due TBA April	3.00%	04/15/2047	21,809,219
1,400,000	FREMF Mortgage Trust, Series 2016-K723#^	3.58%	10/25/2039	1,321,514
900,000	FREMF Mortgage Trust, Series 2011-K703#^	4.88%	07/25/2044	925,520
600,000	FREMF Mortgage Trust, Series 2013-K713#^	3.17%	04/25/2046	609,191
1,000,000	FREMF Mortgage Trust, Series 2016-K724#^	3.50%	12/25/2049	948,450
2,172	GNMA, Pool# 595167X	5.50%	11/15/2017	2,183
1,436	GNMA, Pool# 552929X	5.00%	12/15/2017	1,458
597	GNMA, Pool# 607669X	5.00%	02/15/2018	610
2,213	GNMA, Pool# 594102X	4.50%	09/15/2018	2,241
30,813	GNMA, Pool# 003644M	4.00%	09/20/2019	31,696
55,802	GNMA, Pool# 672304X	6.00%	10/15/2022	58,693
7,136	GNMA, Pool# 780576X	7.00%	12/15/2022	7,842
94,295	GNMA, Pool# 672701X	4.00%	05/15/2023	97,819
75,960	GNMA, Pool# 782396X	6.00%	09/15/2023	82,102
66,572	GNMA, Pool# 004295M	6.00%	10/20/2023	69,172
34,007	GNMA, Pool# 710732X	4.50%	08/15/2024	36,188
31,470	GNMA, Pool# 723460X	4.00%	12/15/2024	32,984
1,171	GNMA, Pool# 780195X	8.00%	07/15/2025	1,328
11,565	GNMA, Pool# 487110	6.50%	04/15/2029	13,408
330	GNMA, Pool# 536231X	9.00%	07/15/2030	331
4,976	GNMA, Pool# 571166	7.00%	08/15/2031	5,116
3,767	GNMA, Pool# 004017M	6.00%	08/20/2037	4,279
2,640	GNMA, Pool# 565240X	6.50%	09/15/2037	2,997
3,901	GNMA, Pool# 676322X	7.00%	09/15/2037	4,219
9,218	GNMA, Pool# 646058X	6.00%	11/15/2037	10,441
103,954	GNMA, Pool# 706295C	5.10%	12/20/2038	112,144
108,349	GNMA, Pool# 706155C	5.10%	03/20/2039	116,869
23,000,000	GNMA II, 3.0%, Due TBA April	3.00%	04/15/2047	23,203,047
28,000,000	GNMA II, 3.5%, Due TBA April	3.50%	04/15/2047	29,034,688
704	GNMA REMIC Trust, Series 2003-97	4.50%	03/20/2033	725
10,051	GNMA REMIC Trust, Series 201-03	3.00%	01/16/2027	10,362
500,229	GNMA REMIC Trust, Series 2011-121#	1.33%	03/16/2043	496,746
682,000	GNMA REMIC Trust, Series 2011-156	2.00%	04/20/2040	556,129
725,000	GNMA REMIC Trust, Series 2012-44	2.95%	08/16/2043	728,442
831,612	GNMA REMIC Trust, Series 2012-97	2.00%	08/16/2042	704,866
1,183,437	GNMA REMIC Trust, Series 2013-168~	2.50%	11/16/2028	101,273
4,979,003	GNMA REMIC Trust, Series 2014-135#~	0.84%	01/16/2056	270,999
5,098,285	GNMA REMIC Trust, Series 2015-172#~	0.94%	03/16/2057	340,232
5,845,423	GNMA REMIC Trust, Series 2016-110#~	1.05%	05/16/2058	463,063
6,393,872	GNMA REMIC Trust, Series 2016-127#~	0.96%	05/16/2058	502,122
6,960,078	GNMA REMIC Trust, Series 2016-40#~	0.81%	07/16/2057	444,168
5,549,474	GNMA REMIC Trust, Series 2016-56#~	1.00%	11/16/2057	431,798
6,210,244	GNMA REMIC Trust, Series 2016-98#~	0.98%	05/16/2058	474,917
1,100,000	JPMCC, Series 2016-ASH#^	2.41%	10/15/2034	1,105,536
1,100,000	MSC, Series 2017-PRME#^	2.26%	02/15/2034	1,095,447
1,300,000	WFCM, Series 2017-RB1 AS	3.76%	03/17/2050	1,340,731
Total Mortgage Backed Securities (Cost $390,396,089)				387,869,089

Asset Backed Securities - 18.0%
1,191,295	Aircraft Certificate Owner Trust, Series 2003^	7.00%	09/20/2022	1,283,620
338,000	American Credit Acceptance Receivables Trust, Series 2015-1 C^	4.29%	04/12/2021	344,458
650,000	American Credit Acceptance Receivables Trust, Series 2014-1 D^	5.20%	04/12/2021	654,313
81,215	AmeriCredit Automobile Receivables Trust, Series 2014-2 A-3	0.94%	02/08/2019	81,196
717,833	AmeriCredit Automobile Receivables Trust, Series 2016-1 A-2-A#	1.52%	06/10/2019	718,186
826,046	AmeriCredit Automobile Receivables Trust, Series 2013-4 C	2.72%	09/09/2019	829,321
3,000,000	AmeriCredit Automobile Receivables Trust, Series 2013-5 C	2.29%	11/08/2019	3,012,780
250,000	Anchorage Capital CLO, Ltd., Series 2014-5A A#^	2.62%	10/15/2026	250,282
1,576,374	Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1 M#^	3.13%	10/25/2028	1,581,632
1,554,326	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1 A1#^	3.60%	01/28/2032	1,554,044

3,000,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-1A BR#^	2.82%	04/17/2025	3,007,038
824,215	Continental Airlines Trust, Series 1999-1 A	6.55%	08/02/2020	876,759
850,043	Continental Airlines Trust, Series 2000-1 A-1	8.05%	05/01/2022	931,860
81,748	CPS Auto Receivables Trust, Series 2014-B^	1.11%	11/15/2018	81,723
638,173	CPS Auto Receivables Trust, Series 2016-D^	1.50%	06/15/2020	636,863
1,100,000	CPS Auto Receivables Trust, Series 2017-A#^	2.68%	05/17/2021	1,098,019
700,000	Drive Auto Receivables Trust, Series 2017-B^	2.20%	05/15/2020	700,309
230,000	Dryden Senior Loan Fund, Series 2015-37#^	2.52%	04/15/2027	231,698
759,000	DT Auto Owner Trust, Series 2016-1^	2.79%	05/15/2020	762,011
425,824	Exeter Automobile Receivables Trust, Series 2015-2A^	1.54%	11/15/2019	425,628
1,020,412	Exeter Automobile Receivables Trust, Series 2016-3A^	1.84%	11/16/2020	1,018,918
172,383	Federal Express Corp. Trust, Series 1998-1	6.72%	07/15/2023	190,698
1,500,000	Finn Square CLO, Ltd., Series 2012-1A C#^	4.76%	12/24/2023	1,500,281
2,400,000	Flagship Credit Auto Trust 2014-2, Series 2014-2^	2.84%	11/16/2020	2,417,716
1,750,000	Highbridge Loan Management, Ltd., Series 4A-2014 B#^	4.04%	07/28/2025	1,751,812
3,000,000	Highbridge Loan Management, Ltd., Series 6A-2015 C#^	4.10%	05/05/2027	3,001,710
195,962	Hilton Grand Vacations Trust, Series 2013-A^	2.28%	01/25/2026	195,397
377,390	Hilton Grand Vacations Trust, Series 2014-A^	1.77%	11/25/2026	372,915
993,000	Hilton Grand Vacations Trust, Series 2017-A^	2.66%	12/26/2028	992,965
2,124	MMAF Equipment Finance LLC, Series 2012-A^	1.35%	10/10/2018	2,124
308,467	MMAF Equipment Finance LLC, Series 2015-A^	1.39%	10/16/2019	308,159
66,191	MMAF Equipment Finance LLC, Series 2013-A^	1.68%	05/11/2020	66,207
265,901	MVW Owner Trust, Series 2013-1^	2.15%	04/22/2030	265,050
187,941	MVW Owner Trust, Series 2014-1^	2.25%	09/22/2031	186,499
66,317	MVW Owner Trust, Series 2015-1^	2.52%	12/20/2032	66,022
718,630	MVW Owner Trust, Series 2016-1^	2.25%	12/20/2033	708,692
802,862	Orange Lake Timeshare Trust, Series 2016-A^	2.61%	03/08/2029	793,891
631,389	OSCAR U.S. Funding Trust IV, Series 2016-4#^	2.61%	07/15/2020	635,843
325,000	OSCAR U.S. Funding Trust V, Series 2016-5#^	2.31%	11/15/2019	325,659
1,000,000	OSCAR U.S. Funding Trust VI LLC, Series 2017-6^	1.18%	04/10/2018	999,429
810,000	OSCAR U.S. Funding Trust VI LLC, Series 2017-6#^	0.80%	05/11/2020	810,016
257,530	Prestige Auto Receivables Trust, Series 2016-1 A-2^	1.78%	04/15/2019	257,869
2,200,000	Prestige Auto Receivables Trust, Series 2014-1 B^	1.91%	04/15/2020	2,201,710
760,000	Prestige Auto Receivables Trust, Series 2016-1 A-3^	1.99%	06/15/2020	762,496
254,000	Prestige Auto Receivables Trust, Series 2016-1 B^	2.98%	11/16/2020	256,162
285,000	Prestige Auto Receivables Trust, Series 2015-1 B^	2.04%	04/15/2021	285,822
3,750,000	Regatta III Funding, Ltd., Series 2014-3#^	3.12%	04/15/2026	3,753,694
2,708,648	Santander Drive Auto Receivables Trust, Series 2013-A^	3.12%	10/15/2019	2,721,899
2,191,918	Santander Drive Auto Receivables Trust, Series 2015-1	1.97%	11/15/2019	2,195,293
1,150,000	Sierra Receivables Funding Co. LLC, Series 2017-1 A^	2.91%	03/20/2034	1,158,477
80,063	Sierra Timeshare Receivables Funding LLC, Series 2014-1 A^	2.07%	03/20/2030	80,004
869,836	Sierra Timeshare Receivables Funding LLC, Series 2014-3 A^	2.30%	10/20/2031	870,393
560,455	Sierra Timeshare Receivables Funding LLC, Series 2015-1 A^	2.40%	03/20/2032	562,047
962,819	Sierra Timeshare Receivables Funding LLC, Series 2015-2 A^	2.43%	06/20/2032	962,387
806,144	Sierra Timeshare Receivables Funding LLC, Series 2015-3 A^	2.58%	09/20/2032	809,756
754,145	Sierra Timeshare Receivables Funding LLC, Series 2016-2 A^	2.33%	07/20/2033	754,276
1,143,170	Sierra Timeshare Receivables Funding LLC, Series 2016-3 A^	2.43%	10/20/2033	1,131,393
164,731	TCF Auto Receivables Owner Trust, Series 2016-1A^	1.39%	11/15/2019	164,589
1,176,349	TCF Auto Receivables Owner Trust, Series 2016-PT1A^	1.93%	06/15/2022	1,175,261
367,553	US Airways Pass Through Trust, Series 1999-1 A	8.36%	07/20/2020	382,714
787,439	VOLT LIV LLC, Series 2017-NPL1#^	3.50%	02/25/2047	786,644
700,000	VOLT LV LLC, Series 2017-NPL2#^	3.50%	03/25/2047	702,127
697,794	VOLT XXXIII LLC, Series 2015-NPL5#^	3.50%	03/25/2055	702,137
215,452	VOLT XXXV, Series 2016-NPL9^	3.50%	09/25/2046	215,942
572,499	VOLT XXXVII LLC, Series 2015-NPL11#^	3.63%	07/25/2045	576,497
777,818	VOLT XXXVIII LLC, Series 2015-NPL12^	3.88%	09/25/2045	785,241
955,432	VSE VOI Mortgage LLC, Series 2016-A^	2.54%	07/20/2033	952,179
135,440	Welk Resorts LLC, Series 2015-A^	2.79%	06/15/2031	134,916
416,000	Westlake Automobile Receivables Trust, Series 2016-2 B^	2.30%	11/15/2019	417,191
965,000	Westlake Automobile Receivables Trust, Series 2015-1 C^	2.29%	11/16/2020	967,014
335,000	Westlake Automobile Receivables Trust, Series 2016-1 C^	3.29%	09/15/2021	339,171
750,000	Westlake Automobile Receivables Trust, Series 2016-3 B^	2.07%	12/15/2021	748,059
750,000	Westlake Automobile Receivables Trust, Series 2016-3 C^	2.46%	01/18/2022	747,469
Total Asset Backed Securities (Cost $64,125,076)				64,232,572

Local Government Housing Agency Bonds - 0.6%
1,625,000	Delaware State Housing Authority	2.75%	12/01/2041	1,580,442
710,000	Missouri Housing Development Commission	2.65%	11/01/2040	697,263
Total Local Government Housing Agency Bonds (Cost $2,196,554)				2,277,705

U.S. Treasury Notes - 1.2%
4,600,000	United States Treasury Note	1.50%	08/15/2026	4,256,619
Total U.S. Treasury Notes (Cost $4,207,008)				4,256,619

Shares
Preferred Stocks - 0.1%
15,000	AGNC Investment Corp., Series B, 7.75%			389,850
Total Preferred Stocks (Cost $383,294)				389,850

Short-Term Investments - 6.9%
Money Market Funds - 6.9%
24,714,025	First American Treasury Obligations Fund - Class Z, 0.61%*			24,714,025
Total Short-Term Investments (Cost $24,714,025)				24,714,025
Total Investments - 135.4% (Cost $486,022,046)				483,739,860
Liabilities in Excess of Other Assets - (35.4)%				(126,529,864)
NET ASSETS - 100.0%				$357,209,996

#Variable rate security. Rate disclosed is as of March 31, 2017.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of these securities amounted to $70,421,136 or 19.7% of net assets.

~Interest Only Security
*Annualized seven-day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments				$486,022,046
Gross unrealized appreciation				3,023,184
Gross unrealized depreciation				(5,305,370)
Net unrealized appreciation (depreciation)				$(2,282,186)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Mortgage Backed Securities	$-	$387,869,089	$-
Asset Backed Securities	$-	$64,232,572	$-
Local Government Housing Agency Bonds	$-	$2,277,705	$-
U.S. Treasury Notes	$-	$4,256,619	$-
Preferred Stocks	$389,850	$-	$-
Short-Term Investments	$24,714,025	$-	$-
Total Investments	$25,103,875	$458,635,985	$-

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.3%
Austria - 0.5%
149,720	PORR AG	5,562,040
Belgium - 2.8%
378,481	UCB S.A.	29,358,193
Denmark - 4.9%
4,554	ALK-Abello A/S	656,760
716,042	DSV A/S	37,035,946
240,705	H. Lundbeck A/S	11,171,963
310,544	Spar Nord Bank A/S	3,437,293
		52,301,962
Finland - 4.9%
685,067	Kone OYJ	30,093,976
243,069	Nokian Renkaat OYJ	10,145,158
248,231	Sampo OYJ	11,778,787
		52,017,921
France - 13.2%
706,528	Altran Technologies S.A.	11,880,235
64,869	BioMerieux S.A.	10,975,957
584,914	Elior Group S.A.	13,252,314
814,162	Elis S.A.	16,001,247
592,366	Legrand S.A.	35,659,107
104,717	L'Oreal S.A.	20,141,081
216,259	Pernod Ricard S.A.	25,566,381
222,676	Worldline S.A. *	6,934,752
		140,411,074
Germany - 7.9%
217,006	Beiersdorf AG	20,535,136
960,880	Infineon Technologies AG	19,666,709
227,014	Merck KGaA	25,869,057
402,128	United Internet AG	17,786,851
		83,857,753
Italy - 1.9%
162,609	DiaSorin S.p.A.	10,967,679
1,575,197	OVS S.p.A.	9,776,788
		20,744,467
Netherlands - 7.2%
435,565	Heineken NV	37,065,993
785,637	Unilever NV	39,031,252
		76,097,245
Spain - 0.9%
176,011	Viscofan S.A.	9,092,480
Sweden - 10.8%
1,566,339	Assa Abloy AB	32,200,328
837,519	Atlas Copco AB	29,521,773
2,133,603	Cloetta AB	8,429,025
1,595,713	Sandvik AB	23,835,080
985,295	Trelleborg AB	21,093,843
		115,080,049

Switzerland - 18.0%
1,735	BELIMO Holding AG	6,054,266
303,934	Cie Financiere Richemont S.A.	24,029,685
26,727	Daetwyler Holding AG	4,123,559
56,089	Geberit AG	24,169,368
13,688	INFICON Holding AG	6,787,500
739,907	Julius Baer Group, Ltd.	36,962,822
112,492	Kuehne & Nagel International AG	15,884,232
3,433	LEM Holding S.A.	3,201,140
80,453	Schindler Holding AG	15,562,538
59,470	Tecan Group AG	9,495,962
69,833	Temenos Group AG	5,546,478
2,452,768	UBS Group	39,206,548
		191,024,098
United Kingdom - 25.3%
1,264,938	Berendsen PLC	11,592,049
415,075	British American Tobacco PLC	27,538,527
1,477,466	Compass Group PLC	27,894,806
313,685	Diploma PLC	4,162,030
849,474	Halma PLC	10,900,577
780,210	Hikma Pharmaceuticals PLC	19,379,793
950,260	Jardine Lloyd Thompson Group PLC	13,477,345
1,008,457	Prudential PLC	21,301,897
352,938	Reckitt Benckiser Group PLC	32,220,234
1,854,534	Smith & Nephew PLC	28,236,701
521,466	Spectris PLC	16,303,784
236,431	Spirax-Sarco Engineering PLC	14,133,872
1,403,031	SSP Group PLC	7,324,977
544,429	SuperGroup PLC	10,140,885
1,497,861	UBM PLC	14,342,570
457,440	WH Smith PLC	10,163,905
		269,113,952
Total Common Stocks (Cost $929,550,471)		1,044,661,234

Preferred Stocks - 0.4%
Germany - 0.4%
94,745	FUCHS PETROLUB SE	4,618,823
Total Preferred Stocks (Cost $3,994,433)		4,618,823

Short-Term Investments - 1.2%
Money Market Funds - 1.2%
12,799,317	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.63%#	12,799,317
Total Short-Term Investments (Cost $12,799,317)		12,799,317
Total Investments - 99.9% (Cost $946,344,221)		1,062,079,374
Other Assets in Excess of Liabilities - 0.1%		919,710
NET ASSETS - 100.0%		$1,062,999,084

* Non-Income Producing
# Annualized seven-day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments		$946,344,221
Gross unrealized appreciation		195,712,209
Gross unrealized depreciation		(79,977,056)
Net unrealized appreciation (depreciation)		$115,735,153

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Common Stocks:
Austria	$-	$5,562,040	$-
Belgium	$-	$29,358,193	$-
Denmark	$-	$52,301,962	$-
Finland	$-	$52,017,921	$-
France	$-	$140,411,074	$-
Germany	$-	$83,857,753	$-
Italy	$-	$20,744,467	$-
Netherlands	$39,031,252	$37,065,993	$-
Spain	$-	$9,092,480	$-
Sweden	$8,429,025	$106,651,024	$-
Switzerland	$3,201,140	$187,822,958	$-
United Kingdom	$24,964,352	$244,149,600	$-
Preferred Stocks	$-	$4,618,823	$-
Short-Term Investments	$12,799,317	$-	$-
Total Investments	$88,425,086	$973,654,288	$-

Brown Advisory - WMC Japan Alpha Opportunities Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.5%
Japan - 92.5%
Consumer Discretionary - 31.0%
89,800	Adastria Co., Ltd.	2,239,182
600,300	Aisan Industry Co., Ltd.	5,064,066
886,300	Alpine Electronics, Inc.	12,755,496
13,600	Amuse, Inc.	305,050
287,100	Avex Group Holdings, Inc.	4,157,152
43,700	BELC Co., Ltd.	1,701,964
313,200	Benesse Holdings, Inc.	9,803,818
440,900	DaikyoNishikawa Corp.	5,783,584
325,400	Daiwa House Industry Co., Ltd.	9,353,286
108,800	Descente, Ltd.	1,294,184
464,800	DIP Corp.	10,159,778
107,000	En-Japan, Inc.	2,384,215
326,300	Exedy Corp.	9,345,931
242,217	FUJIFILM Holdings Corp.	9,494,387
688,100	Funai Electric Co., Ltd.	5,854,893
184,100	Gendai Agency, Inc.	1,025,596
261,700	H.I.S. Co., Ltd.	6,134,056
208,000	H2O Retailing Corp.	3,343,416
903,800	Honda Motor Co., Ltd.	27,284,857
237,520	Honeys Holdings Co., Ltd.	2,376,003
378,200	IDOM, Inc.	2,411,403
511,400	ITOCHU Corp.	7,280,470
42,600	Itokuro, Inc.*	1,366,453
108,273	Joyful Honda Co., Ltd.	3,619,202
610,100	Keihin Corp.	10,034,178
80,900	K's Holdings Corp.	1,488,227
306,100	Kuroda Electric Co., Ltd.	6,677,242
356,140	Kyoritsu Maintenance Co., Ltd.	10,639,028
83,254	Makita Corp.	2,919,865
343,500	Mazda Motor Corp.	4,958,386
2,657,210	Mitsubishi Motors Corp.	15,940,013
64,400	MonotaRO Co., Ltd.	1,995,797
380,600	Next Co., Ltd.	2,591,561
560,990	NGK Spark Plug Co., Ltd.	12,864,306
727,600	Nikon Corp.	10,573,382
61,726	Nintendo Co., Ltd.	14,322,832
1,356,880	Nippon Television Holdings, Inc.	23,466,179
47,900	Nishimatsuya Chain Co., Ltd.	541,836
544,900	Nissin Kogyo Co., Ltd.	9,783,462
45,804	Nitori Holdings Co., Ltd.	5,817,070
22,737	Pacific Industrial Co., Ltd.	323,297
176,200	PAL Group Holdings Co., Ltd.	4,274,233
108,733	PALTAC Corp.	3,032,299
740,018	Panasonic Corp.	8,374,940
4,682,000	Pioneer Corp.*	9,311,391
115,600	Proto Corp.	1,519,369
1,230,700	Rakuten, Inc.	12,365,621
424,200	Relia, Inc.	4,184,162
8,909	Ryohin Keikaku Co., Ltd.	1,951,770
327,120	Sankyo Co., Ltd.	10,956,845
33,618	Sanrio Co., Ltd.	619,021
2,643,000	Sanyo Shokai, Ltd.	3,921,469
357,673	Sega Sammy Holdings, Inc.	4,810,716
43,900	Seiren Co., Ltd.	654,971
549,500	Sekisui House, Ltd.	9,060,588
64,817	Seria Co., Ltd.	2,806,440
884,820	Showa Corp.	7,527,191
44,183	Sony Corp.	1,491,108
214,435	Square Enix Holdings Co., Ltd.	6,087,133

149,812	Stanley Electric Co., Ltd.	4,283,015
217,715	Start Today Co., Ltd.	4,838,444
121,000	Suzuki Motor Corp.	5,025,581
294,040	TechnoPro Holdings, Inc.	11,387,709
293,800	Teijin, Ltd.	5,547,664
283,423	Temp Holdings Co., Ltd.	5,314,164
109,900	Tenma Corp.	2,029,431
681,900	Tokai Rika Co., Ltd.	13,767,134
1,284,000	Toray Industries, Inc.	11,427,706
33,482	Tosho Co., Ltd.	1,421,987
1,910,995	Toyo Tire & Rubber Co., Ltd.	34,408,264
492,700	Toyoda Gosei Co., Ltd.	12,566,369
91,810	Toyota Industries Corp.	4,567,099
203,200	Trusco Nakayama Corp.	4,721,646
98,900	United Arrows, Ltd.	3,003,519
91,740	Universal Entertainment Corp.	2,936,170
492,900	XEBIO Holdings Co., Ltd.	7,654,479
50,900	Yondoshi Holdings, Inc.	1,136,789
		508,461,540
Consumer Staples - 4.2%
58,457	Ain Holdings, Inc.	3,946,562
211,100	Cawachi, Ltd.	5,720,814
142,078	Ci:z Holdings Co., Ltd.	4,222,701
55,600	Cocokara Fine, Inc.	2,418,837
353,653	Ezaki Glico Co., Ltd.	17,199,814
470,800	Itoham Yonekyu Holdings, Inc.	4,411,400
136,170	Kose Corp.	12,375,251
259,695	Lion Corp.	4,680,235
233,760	Matsumotokiyoshi Holdings Co., Ltd.	11,135,653
55,600	Morinaga & Co., Ltd.	2,468,390
		68,579,657
Energy - 1.8%
62,681	Idemitsu Kosan Co., Ltd.	2,181,880
1,637,900	Inpex Corp.	16,151,286
443,700	Japan Petroleum Exploration Co., Ltd.	10,185,763
		28,518,929
Financials - 13.1%
251,800	AEON Financial Service Co., Ltd.	4,754,481
1,293,717	Dai-ichi Life Holdings Co., Inc.	23,156,746
883,900	Ichigo, Inc.	2,596,078
648,800	Ichiyoshi Securities Co., Ltd.	4,891,004
8,147,633	Mitsubishi UFJ Financial Group, Inc.	51,323,308
10,796,400	Mizuho Financial Group, Inc.	19,817,624
862,645	Nomura Holdings, Inc.	5,340,065
764,000	Oita Bank, Ltd.	2,985,777
3,180,000	Shinsei Bank, Ltd.	5,859,544
740,600	Sumitomo Mitsui Financial Group, Inc.	26,956,928
457,460	Sumitomo Mitsui Trust Holdings, Inc.	15,851,866
1,412,800	T&D Holdings, Inc.	20,478,022
603,600	Tochigi Bank, Ltd.	2,786,947
466,728	Tokio Marine Holdings, Inc.	19,725,960
127,823	Tokyo TY Financial Group, Inc.	3,844,443
139,000	Zenkoku Hosho Co., Ltd.	4,748,614
		215,117,407

Health Care - 4.7%
102,800	Asahi Intecc Co., Ltd.	4,278,068
250,500	CMIC Holdings Co., Ltd.	3,222,023
209,100	Eisai Co., Ltd.	10,859,020
150,800	EPS Holdings, Inc.	2,123,921
227,300	Nihon Kohden Corp.	5,102,685
132,300	Nippon Shinyaku Co., Ltd.	6,755,940
272,600	ONO Pharmaceutical Co., Ltd.	5,653,117
234,159	SMS Co., Ltd.	5,948,266
211,940	Suzuken Co., Ltd.	6,964,594
561,200	Takeda Pharmaceutical Co., Ltd.	26,419,693
		77,327,327
Industrials - 11.6%
1,331,000	Chiyoda Corp.	8,608,691
434,459	Daifuku Co., Ltd.	10,866,432
78,400	Daiseki Co., Ltd.	1,603,833
239,900	DMG Mori Co., Ltd.	3,761,471
16,272	FANUC Corp.	3,349,938
171,343	Harmonic Drive Systems, Inc.	5,398,472
1,421,295	Hino Motors, Ltd.	17,231,832
315,800	Hisaka Works, Ltd.	2,606,674
367,600	Hitachi Metals, Ltd.	5,170,564
867,900	Hosiden Corp.	8,166,761
2,981,600	IHI Corp.	9,431,372
145,400	Jamco Corp.	3,240,956
235,600	Japan Airlines Co., Ltd.	7,480,289
718,725	Japan Aviation Electronics Industry, Ltd.	9,250,796
535,100	Japan Steel Works, Ltd.	8,643,348
255,400	JGC Corp.	4,447,919
142,257	Komatsu, Ltd.	3,726,177
483,000	Kyudenko Corp.	13,168,256
25,900	METAWATER Co., Ltd.	675,583
669,150	NGK Insulators, Ltd.	15,180,707
61,500	Nippon Densetsu Kogyo Co., Ltd.	1,113,311
6,096,933	Nippon Yusen K.K.	12,871,965
26,300	Nittoku Engineering Co., Ltd.	590,000
84,463	Nomura Co., Ltd.	1,492,721
443,400	Sanwa Holdings Corp.	4,161,888
217,158	Shinmaywa Industries, Ltd.	2,080,196
242,300	Tadano, Ltd.	2,841,165
1,860,000	Toshiba Machine Co., Ltd.	7,555,619
2,545,000	Toyo Engineering Corp.	6,393,609
117,000	Tsubaki Nakashima Co., Ltd.	1,935,072
525,300	Ushio, Inc.	6,653,214
22,500	Zuiko Corp.	826,579
		190,525,410

Information Technology - 14.8%
55,506	Alpha Systems, Inc.	978,149
774,348	Alps Electric Co., Ltd.	21,956,416
129,911	Amano Corp.	2,598,725
567,700	Canon, Inc.	17,728,508
50,000	Capcom Co., Ltd.	975,029
1,350,800	Citizen Watch Co., Ltd.	8,661,749
264,300	DeNA Co., Ltd.	5,380,633
15,600	Disco Corp.	2,382,033
329,747	Ferrotec Corp.	4,064,720
89,316	FreakOut Holdings, Inc.*	2,648,243
6,073,425	Fujitsu, Ltd.	37,281,004
108,690	GMO Internet, Inc.	1,288,104
1,935,500	GREE, Inc.	12,226,784
233,307	Hitachi Maxell, Ltd.	4,263,933
9,000	Horiba, Ltd.	483,987
140,320	Melco Holdings, Inc.	4,059,176
71,800	Micronics Japan Co., Ltd.	638,339
243,500	Miraial Co., Ltd.	2,175,556
324,082	Mitsubishi Electric Corp.	4,669,471
528,600	NET One Systems Co., Ltd.	4,290,876
935,900	Nichicon Corp.	8,721,113
156,000	Nippon Ceramic Co., Ltd.	3,396,005
1,501,000	Nippon Chemi-Con Corp.	4,920,922
60,565	Otsuka Corp.	3,290,823
41,000	Outsourcing, Inc.	1,629,972
235,188	Renesas Electronics Corp.*	2,474,318
188,900	Rohm Co., Ltd.	12,576,009
366,475	SCSK Corp.	14,554,222
78,552	Shinkawa, Ltd.*	589,461
1,413,500	Shinko Electric Industries Co., Ltd.	9,487,285
161,606	SIIX Corp.	6,534,678
200,800	SUMCO Corp.	3,354,207
541,920	Taiyo Yuden Co., Ltd.	6,874,429
57,047	Tokyo Electron, Ltd.	6,245,302
232,300	Tokyo Seimitsu Co., Ltd.	7,334,912
97,100	W-Scope Corp.	1,433,341
1,607,700	Yahoo! Japan Corp.	7,454,022
84,652	Yaskawa Electric Corp.	1,704,749
79,500	Yokogawa Electric Corp.	1,253,781
		242,580,986
Materials - 9.2%
283,900	Chubu Steel Plate Co., Ltd.	1,655,079
908,480	Daicel Corp.	10,970,335
653,000	Denka Co., Ltd.	3,396,389
146,560	DIC Corp.	5,419,504
650,240	JFE Holdings, Inc.	11,183,915
1,000,980	JSR Corp.	16,936,622
204,500	Kobe Steel, Ltd.	1,871,258
459,700	Kyoei Steel, Ltd.	8,240,808
1,137,500	MINEBEA MITSUMI, Inc.	15,208,661
50,400	Mitsubishi Materials Corp.	1,529,788
250,500	Nakayama Steel Works, Ltd.	1,635,792
420,900	Neturen Co., Ltd.	3,429,382
63,900	Nippon Shokubai Co., Ltd.	4,360,477
84,799	Nissan Chemical Industries, Ltd.	2,473,759
564,500	NOK Corp.	13,185,292
1,729,000	Pacific Metals Co., Ltd.*	6,045,661
1,624,440	Sumitomo Chemical Co., Ltd.	9,098,659
150,761	Sumitomo Metal Mining Co., Ltd.	2,156,052
660,800	Sumitomo Riko Co., Ltd.	6,696,327
385,000	Taiheiyo Cement Corp.	1,291,940
89,500	Tokyo Ohka Kogyo Co., Ltd.	2,978,574
1,486,900	Tokyo Steel Manufacturing Co., Ltd.	12,532,514
328,910	Yamato Kogyo Co., Ltd.	8,509,226
		150,806,014

Real Estate - 0.7%
378,200	Hulic Co., Ltd.	3,569,899
718,200	Kenedix, Inc.	2,862,046
1,010,600	Takara Leben Co., Ltd.	4,517,577
		10,949,522
Telecommunication Services - 1.3%
480,092	Nippon Telegraph & Telephone Corp.	20,525,527
Utilities - 0.1%
145,400	eRex Co., Ltd.	1,718,865
Total Common Stocks (Cost $1,302,810,128)		1,515,111,184

Real Estate Investment Trusts - 0.1%
Japan - 0.1%
236	Hoshino Resorts, Inc.	1,245,325
Total Real Estate Investment Trusts (Cost $1,252,837)		1,245,325

Exchange Traded Funds - 0.3%
Japan - 0.3%
345,730	Nomura AM TOPIX ETF	4,870,824
Total Exchange Traded Funds (Cost $4,695,384)		4,870,824

Short-Term Investments - 5.9%
Money Market Funds - 5.9%
96,732,164	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.63%#	96,732,164
Total Short-Term Investments (Cost $96,732,164)		96,732,164
Total Investments - 98.8% (Cost $1,405,490,513)		1,617,959,497
Other Assets in Excess of Liabilities - 1.2%		20,426,785
NET ASSETS - 100.0%		$1,638,386,282

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments		$1,405,490,513
Gross unrealized appreciation		247,820,990
Gross unrealized depreciation		(35,352,006)
Net unrealized appreciation (depreciation)		$212,468,984

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Long
The Japan Alpha Opportunities Fund had the following open long futures contracts as of March 31, 2017:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
TOPIX Index Futures Contracts^	440	06/08/2017	$60,654,374	$59,777,239	$(877,135)
			$60,654,374	$59,777,239	$(877,135)

^ Contracts are denominated in Japanese Yen.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Common Stocks	$3,905,067	$1,511,206,117	$-
Real Estate Investment Trusts	$-	$1,245,325	$-
Exchange Traded Funds	$-	$4,870,824	$-
Short-Term Investments	$96,732,164	$-	$-
Total Investments	$100,637,231	$1,517,322,266	$-
Future Contracts - Long*	$(877,135)	$-	$-
*Unrealized Appreciation (Depreciation)

Brown Advisory - Somerset Emerging Markets Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.9%
Brazil - 5.5%
1,890,571	Ambev S.A.	10,978,912
2,060,856	Porto Seguro S.A.†	18,958,874
		29,937,786
Chile - 4.9%
3,221,349	AFP Habitat S.A.†	3,915,169
8,604,446	Aguas Andinas S.A.	5,016,429
1,247,316	Cia Cervecerias Unidas S.A.†	15,723,884
1,399,468	Inversiones Aguas Metropolitanas S.A.†	2,204,580
		26,860,062
China - 4.4%
242,500	China Mobile, Ltd.	2,666,895
9,914,216	CNOOC, Ltd.	11,850,684
1,324,500	Hengan International Group Co., Ltd.	9,856,808
		24,374,387
Hungary - 7.9%
243,561	MOL Hungarian Oil & Gas PLC	16,676,912
949,303	OTP Bank PLC	26,522,973
		43,199,885
India - 9.7%
412,194	Axis Bank, Ltd.	3,116,102
1,636,798	HCL Technologies, Ltd.	22,048,392
126,815	Hero MotoCorp, Ltd.	6,292,967
2,642,281	Power Grid Corp. of India, Ltd.	8,029,424
211,978	Shriram Transport Finance Co., Ltd.	3,519,234
425,973	Yes Bank, Ltd.	10,152,272
		53,158,391
Indonesia - 2.8%
49,751,983	Telekomunikasi Indonesia	15,465,147

Nigeria - 0.5%
144,316,693	Access Bank PLC†	2,965,648

Philippines - 3.3%
14,964,680	Aboitiz Power Corp.†	12,445,785
3,479,337	Metropolitan Bank & Trust Co.	5,544,610
		17,990,395
Poland - 4.2%
15,531	Bank Pekao S.A.	516,996
780,262	Eurocash S.A.	6,277,125
1,857,400	Powszechny Zaklad Ubezpieczen S.A.	16,288,466
		23,082,587
Portugal - 1.3%
403,599	Jeronimo Martins SGPS S.A.	7,212,042

South Africa - 5.2%
3,036,292	Sanlam, Ltd.	15,235,329
915,204	Shoprite Holdings, Ltd.	13,236,418
		28,471,747

South Korea - 20.1%
121,230	KT&G Corp.	10,574,398
10,193	NCSoft Corp.	2,779,890
839,940	Nexen Tire Corp.†	10,519,559
51,279	NongShim Co., Ltd.	13,713,949
11,173	Samsung Electronics Co., Ltd.	20,562,961
88,951	Samsung Fire & Marine Insurance Co., Ltd.	21,326,401
692,612	SK Hynix, Inc.	31,283,203
		110,760,361
Taiwan - 10.8%
708,000	eMemory Technology, Inc.†	10,021,113
872,401	Formosa International Hotels Corp.†	4,499,654
10,899,000	Pou Chen Corp.†	15,084,268
1,223,000	President Chain Store Corp.	10,075,093
1,229,000	Taiwan Semiconductor Manufacturing Co., Ltd.	7,706,608
2,699,584	Win Semiconductors Corp.	12,013,809
		59,400,545
Turkey - 5.0%
2,031,441	Aksa Akrilik Kimya Sanayii A/S†	6,003,446
2,639,776	Anadolu Hayat Emeklilik A/S†	3,668,309
196,051	AvivaSA Emeklilik ve Hayat A/S†	1,011,420
10,425,279	Turk Telekomunikasyon A/S†	16,925,740
		27,608,915
United Arab Emirates - 3.1%
4,384,282	National Bank Abu Dhabi	12,231,635
3,988,700	Union National Bank†	4,738,640
		16,970,275
United Kingdom - 7.2%
367,546	Coca-Cola HBC AG	9,488,594
2,555,650	HSBC Holdings PLC	20,875,286
280,208	X5 Retail Group NV GDR*	9,428,999
		39,792,879
Total Common Stocks (Cost $484,193,994)		527,251,052

Warrants - 0.0%
Thailand - 0.0%
400,760	SAMART Corp. PCL*, Exercise Price THB 45 expires 02/19/2018	7,697
Total Warrants (Cost $36,189)		7,697

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
17,695,366	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.63%#	17,695,366
Total Short-Term Investments (Cost $17,695,366)		17,695,366
Total Investments - 99.1% (Cost $501,925,549)		544,954,115
Other Assets in Excess of Liabilities - 0.9%		5,106,055
NET ASSETS - 100.0%		$550,060,170

†All or a portion of this security is considered illiquid. At March 31, 2017, the total market value of securities considered illiquid was $59,003,881 or 10.7% of net assets.
#Annualized seven-day yield as of March 31, 2017.
* Non-Income Producing
GDR - Global Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments		$501,925,549
Gross unrealized appreciation		82,440,805
Gross unrealized depreciation		(39,412,239)
Net unrealized appreciation (depreciation)		$43,028,566

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Common Stocks:
Brazil	$29,937,786	$-	$-
Chile	$26,860,062	$-	$-
China	$-	$24,374,387	$-
Hungary	$-	$43,199,885	$-
India	$-	$53,158,391	$-
Indonesia	$-	$15,465,147	$-
Nigeria	$-	$2,965,648	$-
Philippines	$-	$17,990,395	$-
Poland	$-	$23,082,587	$-
Portugal	$-	$7,212,042	$-
South Africa	$-	$28,471,747	$-
South Korea	$-	$110,760,361	$-
Taiwan	$4,499,654	$54,900,891	$-
Turkey	$1,011,420	$26,597,495	$-
United Arab Emirates	$-	$16,970,275	$-
United Kingdom	$9,428,999	$30,363,880	$-
Warrants	$7,697	$-	$-
Short-Term Investments	$17,695,366	$-	$-
Total Investments	$89,440,984	$455,513,131	$-

Brown Advisory Emerging Markets Small-Cap Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.3%
China - 35.0%
217,000	ASM Pacific Technology, Ltd.	2,952,038
115,700	Autohome, Inc. ADR*	3,675,789
278,783	Baozun, Inc. ADR*	4,165,018
1,804,000	Beijing Capital International Airport Co., Ltd.	2,159,376
36,300	China Biologic Products, Inc.*	3,634,719
46,476	China Lodging Group, Ltd. ADR*	2,883,836
2,421,000	China Medical System Holdings, Ltd.	4,295,004
4,576,000	China State Construction International Holdings, Ltd.	8,191,195
13,398,000	Guotai Junan International Holdings, Ltd.	4,348,570
2,272,000	Haier Electronics Group Co., Ltd.	5,207,324
1,228,000	Kingsoft Corp., Ltd.	3,385,232
5,339,000	Lee & Man Paper Manufacturing, Ltd.	4,083,617
6,079,000	Luye Pharma Group, Ltd.	3,675,864
782,000	Minth Group, Ltd.	3,153,095
2,803,000	Nine Dragons Paper Holdings, Ltd.	3,015,578
48,500	SINA Corp.*	3,497,820
188,200	Tarena International, Inc. ADR	3,515,576
5,260,000	Tongda Group Holdings, Ltd.	1,856,828
420,000	TravelSky Technology, Ltd.	992,410
4,274,000	Zhejiang Expressway Co., Ltd.	5,590,528
		74,279,417
India - 9.0%
399,153	Aurobindo Pharma, Ltd.	4,150,634
630,691	Crompton Greaves Consumer Electricals, Ltd.*	2,107,273
2,267,560	Dish TV India, Ltd.*	3,752,749
339,139	Shriram Transport Finance Co., Ltd.	5,630,346
310,662	UPL, Ltd.	3,478,038
		19,119,040
Indonesia - 5.4%
6,516,800	Bank Negara Indonesia Persero TBK	3,168,313
4,451,100	Indofood Sukses Makmur TBK	2,672,857
2,595,800	Matahari Department Store TBK	2,566,912
1,573,700	United Tractors TBK	3,132,491
		11,540,573
Philippines - 2.6%
2,592,640	Metropolitan Bank & Trust Co.	4,131,585
912,030	Robinsons Retail Holdings, Inc.	1,399,056
		5,530,641
Singapore - 3.1%
1,850,800	ComfortDelGro Corp., Ltd.	3,387,809
559,000	Singapore Exchange, Ltd.	3,076,956
		6,464,765
South Korea - 20.6%
26,222	CJ Korea Express Corp.*	3,905,076
19,741	Com2uS Corp.	2,137,774
176,034	Grand Korea Leisure Co., Ltd.	3,447,566
454,463	Hanon Systems	3,773,943
47,838	Hyundai Department Store Co., Ltd.	4,320,023
102,779	Hyundai Engineering & Construction Co., Ltd.	4,553,279
113,557	Korea Kolmar Co., Ltd.	7,629,379
26,178	LG Innotek Co., Ltd.	3,196,994
13,047	Loen Entertainment, Inc.	1,050,014
9,277	Medy-Tox, Inc.	3,840,804
61,590	Modetour Network, Inc.	2,128,636
2,860	Orion Corp.	1,715,071
57,000	Samsung Card Co., Ltd.	1,999,217
		43,697,776

Taiwan - 14.0%
1	CUB Elecparts, Inc.	6
4,728,000	E.Sun Financial Holding Co., Ltd.	2,874,311
764,000	General Interface Solution Holding, Ltd.	3,663,570
267,000	Gourmet Master Co., Ltd.	2,525,181
512,241	Hota Industrial Manufacturing Co., Ltd.	2,144,654
2,172,000	King Yuan Electronics Co., Ltd.	2,004,410
1,800,000	Lite-On Technology Corp.	3,102,588
537,000	Merry Electronics Co.	2,884,978
23,000	PChome Online, Inc.	187,229
2,177,000	Pou Chen Corp.	3,012,979
216,000	St. Shine Optical Co., Ltd.	4,383,411
1,197,000	Vanguard International Semiconductor Corp.	2,279,454
930,000	Winbond Electronics Corp.*	521,051
		29,583,822
Thailand - 3.6%
3,657,900	Bangkok Airways PCL	2,160,882
1,008,000	Central Plaza Hotel PCL	1,041,521
1,365,121	Major Cineplex Group PCL	1,350,747
41,880,500	TMB Bank PCL	2,973,555
		7,526,705
Total Common Stocks (Cost $184,318,212)		197,742,739

Real Estate Investment Trusts - 1.5%
Singapore - 1.5%
4,452,100	Mapletree Greater China Commercial Trust	3,244,322
Total Real Estate Investment Trusts (Cost $3,025,075)		3,244,322

Mutual Funds - 0.9%
Thailand - 0.9%
4,745,200	Digital Telecommunications Infrastructure Fund	1,962,275
Total Mutual Funds (Cost $1,695,838)		1,962,275

Short-Term Investments - 5.4%
Money Market Funds - 5.4%
11,362,856	Cash Account Trust - Government & Agency Securities Portfolio - Institutional Shares, 0.63%#	11,362,856
Total Short-Term Investments (Cost $11,362,856)		11,362,856
Total Investments - 101.1% (Cost $200,401,981)		214,312,192
Liabilities in Excess of Other Assets - (1.1)%		(2,244,135)
NET ASSETS - 100.0%		$212,068,057

*Non-Income Producing
#Annualized seven-day yield as of March 31, 2017.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:
		$200,401,981
Cost of investments		19,675,739
Gross unrealized appreciation		(5,765,528)
Gross unrealized depreciation		$13,910,211
Net unrealized appreciation (depreciation)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish and authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  These inputs are summarized in the three broad levels below:

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
 • Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

	Level 1	Level 2	Level 3
Common Stocks:
China	$21,372,758	$52,906,659	$-
India	$-	$19,119,040	$-
Indonesia	$-	$11,540,573	$-
Philippines	$-	$5,530,641	$-
Singapore	$-	$6,464,765	$-
South Korea	$3,178,650	$40,519,126	$-
Taiwan	$708,280	$28,875,542	$-
Thailand	$-	$7,526,705	$-
Real Estate Investment Trusts	$-	$3,244,322	$-
Mutual Funds	$-	$1,962,275	$-
Short-Term Investments	$11,362,856	$-	$-
Total Investments	$36,622,544	$177,689,648	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title) /s/ David M. Churchill
                                           David M. Churchill, Principal Executive Officer

Date   May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David M. Churchill
                                              David M. Churchill, Principal Executive Officer

Date   May 25, 2017

By (Signature and Title)* /s/ Jason T. Meix
                                             Jason T. Meix, Principal Financial Officer

Date  May 25, 2017

* Print the name and title of each signing officer under his or her signature.